UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 1.4%

44,370	Precision Castparts Corporation	$8,137,458
	Beverages – 0.9%

138,904	Coca-Cola Company	5,172,785
	Biotechnology – 4.5%

54,907	Alexion Pharmaceuticals Inc., (2)	5,160,709

96,427	Celgene Corporation, (2)	9,542,416

299,636	Gilead Sciences, Inc., (2)	11,820,640
	Total Biotechnology	26,523,765
	Capital Markets – 1.4%

57,297	Goldman Sachs Group, Inc.	8,471,934
	Chemicals – 1.8%

106,702	Monsanto Company	10,814,248
	Communications Equipment – 2.3%

206,357	QUALCOMM, Inc.	13,625,753
	Computers & Peripherals – 5.5%

70,289	Apple, Inc.	32,003,285
	Consumer Finance – 1.3%

129,006	American Express Company	7,586,843
	Diversified Financial Services – 1.0%

130,238	JPMorgan Chase & Co.	6,127,698
	Electrical Equipment – 1.0%

67,277	Rockwell Automation, Inc.	6,000,436
	Energy Equipment & Services – 2.4%

98,330	National-Oilwell Varco Inc.	7,290,186

86,160	Schlumberger Limited	6,724,788
	Total Energy Equipment & Services	14,014,974
	Food & Staples Retailing – 3.8%

106,921	Costco Wholesale Corporation	10,942,295

115,463	Whole Foods Market, Inc.	11,113,314
	Total Food & Staples Retailing	22,055,609
	Health Care Equipment & Supplies – 2.4%

79,189	Idexx Labs Inc., (2), (3)	7,539,585

11,530	Intuitive Surgical, Inc., (2)	6,622,601
	Total Health Care Equipment & Supplies	14,162,186
	Health Care Providers & Services – 3.1%

166,317	Express Scripts, Holding Company, (2)	8,884,654

88,644	McKesson HBOC Inc.	9,328,008
	Total Health Care Providers & Services	18,212,662
	Health Care Technology – 1.3%

90,637	Cerner Corporation, (2)	7,482,084
	Hotels, Restaurants & Leisure – 2.9%

147,337	Las Vegas Sands Corporation	8,140,369

158,114	Starbucks Corporation	8,873,358
	Total Hotels, Restaurants & Leisure	17,013,727

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Industrial Conglomerates – 2.0%

191,728	Danaher Corporation	$11,490,259
	Internet & Catalog Retail – 4.5%

60,776	Amazon.com, Inc., (2), (3)	16,136,028

14,571	priceline.com Incorporated, (2)	9,987,983
	Total Internet & Catalog Retail	26,124,011
	Internet Software & Services – 9.4%

244,223	eBay Inc., (2)	13,659,392

211,395	Facebook Inc., Class A Shares, (2)	6,546,903

28,886	Google Inc., Class A, (2)	21,828,861

45,223	LinkedIn Corporation, Class A Shares, (2), (3)	5,598,155

102,450	Rackspace Hosting Inc., (2), (3)	7,719,608
	Total Internet Software & Services	55,352,919
	IT Services – 11.7%

161,457	Accenture Limited, Class A	11,607,144

75,201	Cognizant Technology Solutions Corporation, Class A, (2)	5,879,214

56,541	International Business Machines Corporation (IBM)	11,481,781

31,898	MasterCard, Inc., Class A	16,535,923

95,328	Teradata Corporation, (2)	6,354,565

107,451	Visa Inc., Class A	16,967,587
	Total IT Services	68,826,214
	Life Sciences Tools & Services – 1.3%

35,362	Mettler-Toledo International Inc., (2)	7,515,486
	Machinery – 3.3%

117,541	Cummins Inc., (3)	13,497,233

99,945	Graco Inc., (3)	5,716,854
	Total Machinery	19,214,087
	Media – 4.9%

139,118	DirecTV, (2), (3)	7,114,495

99,411	Discovery Communications Inc., Class A Shares, (2), (3)	6,897,135

2,273,270	Sirius XM Radio Inc., (3)	7,138,068

140,181	Walt Disney Company, (3)	7,552,952
	Total Media	28,702,650
	Oil, Gas & Consumable Fuels – 1.6%

80,622	Pioneer Natural Resources Company, (3)	9,476,310
	Personal Products – 1.4%

131,142	Estee Lauder Companies Inc., Class A	7,990,482
	Pharmaceuticals – 2.9%

120,524	Allergan, Inc.	12,656,225

24,021	Novo-Nordisk A/S	4,428,271
	Total Pharmaceuticals	17,084,496
	Real Estate Investment Trust – 2.6%

196,627	American Tower REIT Inc.	14,973,146
	Road & Rail – 3.7%

155,489	J.B. Hunt Transports Services Inc., (3)	10,459,745

122,586	Kansas City Southern Industries, (3)	11,413,982
	Total Road & Rail	21,873,727

2	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment – 1.1%

156,900	ARM Holdings PLC, (3)	$6,442,314
	Software – 3.6%

83,969	NetSuite Inc., (2), (3)	5,897,143

63,413	Salesforce.com, Inc., (2), (3)	10,915,280

84,164	Workday Inc., Class A, (2), (3)	4,496,041
	Total Software	21,308,464
	Specialty Retail – 4.7%

17,824	AutoZone, Inc., (2)	6,589,533

127,056	PetSmart Inc.	8,310,733

220,586	TJX Companies, Inc.	9,966,076

30,856	Ulta Salon, Cosmetics & Fragrance, Inc.	3,018,334
	Total Specialty Retail	27,884,676
	Textiles, Apparel & Luxury Goods – 2.0%

65,006	Michael Kors Holdings Limited, (2)	3,648,787

47,615	Ralph Lauren Corporation, Class A	7,926,945
	Total Textiles, Apparel & Luxury Goods	11,575,732
	Trading Companies & Distributors – 1.5%

39,965	W.W. Grainger, Inc.	8,705,176
	Total Common Stocks (cost $423,135,392)	581,945,596

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 17.4%

	Money Market Funds – 17.4%

102,009,456	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$102,009,456
	Total Investments Purchased with Collateral from Securities Lending (cost $102,009,456)	102,009,456

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

10,097,367	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$10,097,367
	Total Short-Term Investments (cost $10,097,367)	10,097,367
	Total Investments (cost $535,242,215) – 118.3%	694,052,419
	Other Assets Less Liabilities – (18.3)%	(107,300,997)
	Net Assets – 100%	$586,751,422

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

January 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$581,945,596	$—	$—	$581,945,596
Investments Purchased with Collateral from Securities Lending	102,009,456	—	—	102,009,456
Short-Term Investments:
Money Market Funds	10,097,367	—	—	10,097,367
Total	$694,052,419	$—	$—	$694,052,419

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $536,169,079.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$159,690,600
Depreciation	(1,807,260)
Net unrealized appreciation (depreciation) of investments	$157,883,340

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $97,778,423.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 99.1%

	Aerospace & Defense – 2.0%

66,575	TransDigm Group Inc.	$9,016,918

196,694	Triumph Group Inc.	13,841,357
	Total Aerospace & Defense	22,858,275
	Airlines – 0.7%

195,874	Ryanair Holdings PLC	7,629,292
	Biotechnology – 5.0%

202,137	Alexion Pharmaceuticals Inc., (2)	18,998,857

262,537	Medivation, Inc., (2), (3)	14,271,511

131,700	Onyx Pharmaceuticals Inc., (2)	10,209,384

81,189	Regeneron Pharmaceuticals, Inc., (2), (3)	14,122,015
	Total Biotechnology	57,601,767
	Capital Markets – 4.7%

149,160	Affiliated Managers Group Inc., (2)	21,468,599

68,452	Evercore Partners Inc.	2,623,081

104,580	Greenhill & Co Inc.	6,159,762

338,330	T. Rowe Price Group Inc.	24,173,678
	Total Capital Markets	54,425,120
	Chemicals – 3.4%

188,950	Airgas, Inc.	17,995,598

345,960	FMC Corporation	21,266,161
	Total Chemicals	39,261,759
	Communications Equipment – 0.7%

136,562	Palo Alto Networks, Inc., (2), (3)	7,560,072
	Construction & Engineering – 1.9%

264,101	Chicago Bridge & Iron Company N.V.	13,418,972

304,743	Quanta Services Incorporated, (2)	8,828,405
	Total Construction & Engineering	22,247,377
	Consumer Finance – 0.7%

209,349	Discover Financial Services	8,036,908
	Electrical Equipment – 4.9%

485,746	Ametek Inc., (3)	19,910,728

168,855	Rockwell Automation, Inc.	15,060,177

182,864	Roper Industries Inc.	21,477,377
	Total Electrical Equipment	56,448,282
	Electronic Equipment & Instruments – 4.5%

345,881	Amphenol Corporation, Class A, (3)	23,371,179

190,368	IPG Photonics Corporation, (3)	12,465,297

258,383	Trimble Navigation Limited, (2)	16,148,937
	Total Electronic Equipment & Instruments	51,985,413
	Energy Equipment & Services – 3.3%

134,074	Core Laboratories NV	17,113,205

339,321	Oceaneering International Inc.	21,448,480
	Total Energy Equipment & Services	38,561,685

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Food & Staples Retailing – 1.9%

140,064	Fresh Market Inc., (2)	$6,847,729

152,572	Whole Foods Market, Inc.	14,685,055
	Total Food & Staples Retailing	21,532,784
	Food Products – 0.9%

191,090	Hain Celestial Group Inc., (2), (3)	10,890,219
	Health Care Equipment & Supplies – 3.0%

156,850	Idexx Labs Inc., (2), (3)	14,933,688

440,235	ResMed Inc., (3)	19,282,293
	Total Health Care Equipment & Supplies	34,215,981
	Health Care Providers & Services – 1.2%

262,165	Catamaran Corporation, (2)	13,603,742
	Health Care Technology – 3.1%

131,947	AthenaHealth Inc., (2), (3)	11,409,457

289,942	Cerner Corporation, (2), (3)	23,934,712
	Total Health Care Technology	35,344,169
	Hotels, Restaurants & Leisure – 4.7%

104,799	Panera Bread Company, Class A, (2)	16,747,928

331,651	Starwood Hotels & Resorts Worldwide, Inc., (3)	20,366,688

133,887	Wynn Resorts Ltd	16,765,330
	Total Hotels, Restaurants & Leisure	53,879,946
	Internet & Catalog Retail – 0.9%

15,011	priceline.com Incorporated, (2)	10,289,590
	Internet Software & Services – 3.6%

220,916	Cornerstone OnDemand Inc., (2), (3)	7,219,535

142,385	LinkedIn Corporation, Class A Shares, (2), (3)	17,625,839

216,370	Rackspace Hosting Inc., (2), (3)	16,303,479
	Total Internet Software & Services	41,148,853
	IT Services – 3.6%

184,454	FleetCor Technologies Inc., (2)	11,037,727

293,326	Teradata Corporation, (2)	19,553,111

131,595	WEX Inc., (2), (3)	10,344,683
	Total IT Services	40,935,521
	Leisure Equipment & Products – 1.1%

144,351	Polaris Industries Inc., (3)	12,571,529
	Machinery – 4.5%

123,883	Flowserve Corporation	19,421,138

198,419	Nordson Corporation	13,417,093

207,834	Wabtec Corporation	19,457,419
	Total Machinery	52,295,650
	Media – 3.6%

191,203	Discovery Communications Inc., Class A Shares, (2), (3)	13,265,664

123,692	Scripps Networks Interactive, Class A Shares	7,640,455

6,730,356	Sirius XM Radio Inc., (3)	21,133,318
	Total Media	42,039,437

6	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 1.1%

233,706	Carpenter Technology Inc.	$12,229,835
	Oil, Gas & Consumable Fuels – 2.5%

469,048	Cobalt International Energy, Inc., (2)	11,355,652

145,030	Pioneer Natural Resources Company, (3)	17,046,826
	Total Oil, Gas & Consumable Fuels	28,402,478
	Professional Services – 1.7%

363,024	Verisk Analytics Inc, Class A Shares, (2)	20,024,404
	Real Estate Investment Trust – 0.9%

147,453	Digital Realty Trust Inc., (3)	10,013,533
	Road & Rail – 3.4%

319,973	J.B. Hunt Transports Services Inc., (3)	21,524,584

192,658	Kansas City Southern Industries	17,938,386
	Total Road & Rail	39,462,970
	Semiconductors & Equipment – 1.5%

429,952	ARM Holdings PLC, (3)	17,653,829
	Software – 6.8%

243,351	Ansys Inc., (2)	17,910,634

101,890	CommVault Systems, Inc., (2)	7,818,020

158,564	NetSuite Inc., (2), (3)	11,135,950

321,540	Red Hat, Inc., (2)	17,864,762

192,971	Solarwinds, Inc., (2)	10,501,482

173,560	Splunk Inc., (2)	5,720,538

131,749	Workday Inc., Class A, (2), (3)	7,038,032
	Total Software	77,989,418
	Specialty Retail – 11.3%

41,666	AutoZone, Inc., (2)	15,403,920

337,381	Dick’s Sporting Goods Inc., (3)	16,055,962

539,653	GNC Holdings Inc., Class A, (3)	19,395,129

326,238	PetSmart Inc.	21,339,228

306,171	Ross Stores, Inc.	18,278,409

207,761	Ulta Salon, Cosmetics & Fragrance, Inc.	20,323,181

453,139	Urban Outfitters, Inc., (2), (3)	19,389,818
	Total Specialty Retail	130,185,647
	Textiles, Apparel & Luxury Goods – 3.8%

259,048	Michael Kors Holdings Limited, (2)	14,540,364

133,108	PVH Corporation	15,822,548

81,641	Ralph Lauren Corporation, Class A	13,591,594
	Total Textiles, Apparel & Luxury Goods	43,954,506
	Wireless Telecommunication Services – 2.2%

365,348	SBA Communications Corporation, (2), (3)	25,450,142
	Total Common Stocks (cost $875,630,604)	1,140,730,133

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 26.7%

	Money Market Funds – 26.7%

306,865,844	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$306,865,844
	Total Investments Purchased with Collateral from Securities Lending (cost $306,865,844)	306,865,844

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

7,313,150	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$7,313,150
	Total Short-Term Investments (cost $7,313,150)	7,313,150
	Total Investments (cost $1,189,809,598) – 126.4%	1,454,909,127
	Other Assets Less Liabilities – (26.4)%	(304,319,997)
	Net Assets – 100%	$1,150,589,130

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,140,730,133	$—	$—	$1,140,730,133
Investments Purchased with Collateral from Securities Lending	306,865,844	—	—	306,865,844
Short-Term Investments:
Money Market Funds	7,313,150	—	—	7,313,150
Total	$1,454,909,127	$—	$—	$1,454,909,127

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security;

8	Nuveen Investments

the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $1,191,298,914.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$267,469,855
Depreciation	(3,859,642)
Net unrealized appreciation (depreciation) of investments	$263,610,213

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $292,106,916.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 2.7%

47,334	Hexcel Corporation, (2)	$1,268,078

83,224	Orbital Sciences Corporation, (2), (3)	1,223,393
	Total Aerospace & Defense	2,491,471
	Air Freight & Logistics – 1.8%

43,163	Forward Air Corporation	1,601,779
	Airlines – 1.7%

33,860	Alaska Air Group, Inc., (2)	1,561,962
	Auto Components – 1.5%

38,435	Tenneco Inc., (2)	1,343,688
	Biotechnology – 8.0%

40,297	Achillion Pharmaceuticals, Inc., (2)	361,867

58,834	Alkermes Inc., (2)	1,356,124

17,707	Cepheid, Inc., (2), (3)	641,348

23,209	Cubist Pharmaceuticals Inc., (2), (3)	998,915

40,681	Immunogen, Inc., (2), (3)	582,552

38,548	Incyte Pharmaceuticals Inc., (2), (3)	708,512

40,107	Myriad Genetics Inc., (2)	1,085,295

12,353	Pharmacyclics, Inc., (2), (3)	856,433

31,470	Theravance Inc., (2), (3)	700,208
	Total Biotechnology	7,291,254
	Capital Markets – 3.4%

43,181	Evercore Partners Inc., Class A	1,654,696

39,399	Stifel Financial Corporation, (2), (3)	1,451,853
	Total Capital Markets	3,106,549
	Chemicals – 2.9%

40,797	H.B. Fuller Company	1,594,347

41,760	Kraton Performance Polymers Inc., (2)	1,096,200
	Total Chemicals	2,690,547
	Commercial Banks – 4.2%

71,742	Cathay General Bancorp.	1,392,512

62,357	East West Bancorp Inc.	1,462,272

28,547	Home Bancshares, Inc.	991,152
	Total Commercial Banks	3,845,936
	Commercial Services & Supplies – 3.0%

70,079	Interface, Inc.	1,175,926

54,512	Tetra Tech, Inc., (2)	1,562,314
	Total Commercial Services & Supplies	2,738,240
	Communications Equipment – 4.1%

57,780	Aruba Networks, Inc., (2), (3)	1,331,251

48,371	IXIA, (2), (3)	918,565

37,541	Plantronics Inc.	1,543,686
	Total Communications Equipment	3,793,502

10	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 3.1%

50,109	MasTec Inc., (2), (3)	$1,418,085

62,592	MYR Group Inc., (2)	1,405,190
	Total Construction & Engineering	2,823,275
	Electrical Equipment – 2.9%

22,803	Acuity Brands Inc.	1,568,846

32,922	General Cable Corporation, (2)	1,106,838
	Total Electrical Equipment	2,675,684
	Electronic Equipment & Instruments – 4.2%

83,722	Fabrinet, (2), (3)	1,225,690

18,225	IPG Photonics Corporation, (3)	1,193,373

50,690	National Instruments Corporation	1,439,596
	Total Electronic Equipment & Instruments	3,858,659
	Energy Equipment & Services – 2.7%

16,978	Dril Quip Inc., (2), (3)	1,376,746

18,866	Lufkin Industries Inc., (3)	1,092,530
	Total Energy Equipment & Services	2,469,276
	Food Products – 1.5%

25,715	Treehouse Foods Inc., (2)	1,361,095
	Health Care Equipment & Supplies – 5.9%

39,005	Align Technology, Inc., (2), (3)	1,223,197

29,251	Haemonetics Corporation, (2)	1,226,787

13,590	ICU Medical, Inc., (2)	821,516

58,727	NuVasive, Inc., (2)	1,011,866

96,559	Nxstage Medical, Inc., (2)	1,129,740
	Total Health Care Equipment & Supplies	5,413,106
	Health Care Providers & Services – 4.9%

60,797	HealthSouth Corporation, (2), (3)	1,450,616

59,756	HMS Holdings Corporation, (2), (3)	1,628,949

32,921	IPC The Hospitalist Company, Inc., (2), (3)	1,403,751
	Total Health Care Providers & Services	4,483,316
	Hotels, Restaurants & Leisure – 2.6%

89,995	Bravo Brio Restaurant Group, (2)	1,340,925

14,635	Buffalo Wild Wings, Inc., (2)	1,076,404
	Total Hotels, Restaurants & Leisure	2,417,329
	Household Durables – 0.2%

7,985	Tri Pointe Homes, Incorporated, (2)	152,114
	Internet Software & Services – 5.5%

79,337	Constant Contact Inc., (2)	1,194,815

49,223	DealerTrack Holdings, Inc., (2)	1,554,462

49,061	LogMeIn Inc., (2)	1,113,685

99,847	Perficient, Inc., (2)	1,194,170
	Total Internet Software & Services	5,057,132
	Leisure Equipment & Products – 2.1%

53,645	Brunswick Corporation, (3)	1,939,803

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Machinery – 3.2%

39,745	Actuant Corporation, Class A	$1,171,683

42,555	ESCO Technologies Inc.	1,751,989
	Total Machinery	2,923,672
	Oil, Gas & Consumable Fuels – 4.4%

53,705	Energy XXI Limited Bermuda, (3)	1,682,041

120,852	Midstates Petroleum Company Incorporated, (2)	858,049

42,141	Oasis Petroleum Inc., (2)	1,512,019
	Total Oil, Gas & Consumable Fuels	4,052,109
	Personal Products – 1.2%

25,542	Nu Skin Enterprises, Inc., Class A, (3)	1,081,959
	Pharmaceuticals – 1.3%

25,557	Salix Pharmaceuticals Limited, (2)	1,224,180
	Professional Services – 1.0%

53,157	TrueBlue Inc., (2), (3)	913,769
	Road & Rail – 1.4%

92,889	Swift Transportation Company, Class A, (2)	1,268,864
	Semiconductors & Equipment – 6.3%

61,411	Microsemi Corporation, (2)	1,284,718

53,709	Semtech Corporation, (2), (3)	1,619,863

32,129	Silicon Laboratories Inc., (2)	1,402,110

61,265	Skyworks Solutions Inc., (2), (3)	1,466,684
	Total Semiconductors & Equipment	5,773,375
	Software – 2.5%

31,730	Fortinet Inc., (2)	748,511

33,452	Micros Systems, Inc., (2)	1,539,796

591,081	VideoPropulsion Inc., (2), (4)	–
	Total Software	2,288,307
	Specialty Retail – 4.7%

28,723	Ann Inc., (2), (3)	885,817

84,027	Ascena Retail Group Inc., (2)	1,424,258

18,350	Genesco Inc., (2)	1,143,755

27,824	Mens Wearhouse Inc.	844,458
	Total Specialty Retail	4,298,288
	Textiles, Apparel & Luxury Goods – 1.3%

77,539	Crocs, Inc., (2)	1,152,230
	Total Common Stocks (cost $72,453,699)	88,092,470

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.5%

	Money Market Funds – 23.5%

21,527,217	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (5), (6)	$21,527,217
	Total Investments Purchased with Collateral from Securities Lending (cost $21,527,217)	21,527,217

12	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 4.0%

	Money Market Funds – 4.0%

3,644,576	First American Treasury Obligations Fund, Class Z, 0.000%, (5)	$3,644,576
	Total Short-Term Investments (cost $3,644,576)	3,644,576
	Total Investments (cost $97,625,492) – 123.7%	113,264,263
	Other Assets Less Liabilities – (23.7)%	(21,711,286)
	Net Assets – 100%	$91,552,977

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$88,092,470	$—	$—	*	$88,092,470
Investments Purchased with Collateral from Securities Lending	21,527,217	—	—		21,527,217
Short-Term Investments:
Money Market Funds	3,644,576	—	—		3,644,576
Total	$113,264,263	$—	$—	*	$113,264,263
*	Level 3 security has a market value of zero.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

January 31, 2013

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $98,774,423.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$16,613,520
Depreciation	(2,123,680)
Net unrealized appreciation (depreciation) of investments	$14,489,840

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $21,061,308.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 97.6%

	Aerospace & Defense – 2.3%

145,838	Boeing Company	$10,773,053

139,254	General Dynamics Corporation	9,232,540

168,815	United Technologies Corporation	14,783,130
	Total Aerospace & Defense	34,788,723
	Capital Markets – 3.4%

946,308	Morgan Stanley	21,623,138

513,104	State Street Corporation	28,554,238
	Total Capital Markets	50,177,376
	Chemicals – 3.5%

447,641	Dow Chemical Company, (3)	14,414,040

127,320	E.I. Du Pont de Nemours and Company	6,041,334

142,433	PPG Industries, Inc., (3)	19,637,238

112,166	Praxair, Inc.	12,379,761
	Total Chemicals	52,472,373
	Commercial Banks – 4.9%

286,645	BankUnited Inc., (3)	7,710,751

218,718	Community Bank System Inc.	6,211,591

1,249,879	Fifth Third Bancorp.	20,360,529

135,047	PNC Financial Services Group, Inc.	8,345,905

700,964	SunTrust Banks, Inc.	19,886,349

263,435	Wintrust Financial Corporation	9,765,535
	Total Commercial Banks	72,280,660
	Computers & Peripherals – 0.7%

327,521	Seagate Technology, (3)	11,129,164
	Consumer Finance – 2.1%

373,028	Capital One Financial Corporation	21,008,937

601,882	SLM Corporation	10,165,787
	Total Consumer Finance	31,174,724
	Diversified Financial Services – 7.7%

4,139,458	Bank of America Corporation	46,858,665

1,050,201	Citigroup Inc.	44,276,474

475,880	JP Morgan Chase & Co.	22,390,154
	Total Diversified Financial Services	113,525,293
	Diversified Telecommunication Services – 4.7%

501,768	CenturyLink Inc., (3)	20,296,516

781,218	Verizon Communications Inc.	34,068,917

1,539,154	Windstream Corporation, (3)	14,991,360
	Total Diversified Telecommunication Services	69,356,793
	Electric Utilities – 2.5%

190,528	Pinnacle West Capital Corporation	10,170,385

463,323	PPL Corporation, (3)	14,034,054

452,635	Westar Energy Inc.	13,610,734
	Total Electric Utilities	37,815,173

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Electrical Equipment – 2.7%

354,138	Eaton PLC	$20,168,159

227,283	Emerson Electric Company	13,011,952

84,817	Rockwell Automation, Inc.	7,564,828
	Total Electrical Equipment	40,744,939
	Electronic Equipment & Instruments – 0.8%

518,633	Molex Inc.	11,664,056
	Energy Equipment & Services – 1.5%

190,561	Exterran Partners, L.P	4,474,372

219,394	Schlumberger Limited	17,123,702
	Total Energy Equipment & Services	21,598,074
	Food & Staples Retailing – 1.0%

372,240	Walgreen Co.	14,874,710
	Food Products – 2.9%

403,083	ConAgra Foods, Inc.	13,176,783

517,320	Mondelez International Inc.	14,376,323

374,102	Unilever PLC, ADR	15,143,649
	Total Food Products	42,696,755
	Health Care Equipment & Supplies – 1.2%

286,659	Covidien PLC	17,870,322
	Health Care Providers & Services – 1.2%

315,680	UnitedHealth Group Incorporated	17,428,693
	Hotels, Restaurants & Leisure – 4.1%

500,420	Carnival Corporation, ADR	19,376,262

138,121	McDonald’s Corporation	13,161,550

276,151	Starbucks Corporation	15,497,594

185,818	YUM! Brands, Inc.	12,067,021
	Total Hotels, Restaurants & Leisure	60,102,427
	Household Durables – 0.8%

106,706	Whirlpool Corporation	12,311,738
	Household Products – 1.1%

178,464	Kimberly-Clark Corporation	15,974,313
	Industrial Conglomerates – 3.5%

2,350,624	General Electric Company	52,371,903
	Insurance – 2.2%

789,022	Old Republic International Corporation	8,994,851

407,734	Prudential Financial, Inc.	23,599,644
	Total Insurance	32,594,495
	IT Services – 0.8%

7,017	MasterCard, Inc.	3,637,613

50,924	Visa Inc.	8,041,409
	Total IT Services	11,679,022
	Leisure Equipment & Products – 1.0%

391,075	Hasbro, Inc., (3)	14,614,473
	Machinery – 1.5%

169,663	Crane Company	8,530,656

198,775	Dover Corporation	13,751,255
	Total Machinery	22,281,911

16	Nuveen Investments

Shares	Description (1)	Value

	Media – 1.1%

558,249	Cinemark Holdings Inc.	$15,709,127
	Metals & Mining – 1.7%

540,786	Allegheny Technologies, Inc.	17,115,877

102,037	Cliffs Natural Resources Inc., (3)	3,807,000

103,660	Freeport-McMoRan Copper & Gold, Inc.	3,654,015
	Total Metals & Mining	24,576,892
	Multi-Utilities – 1.0%

567,220	CenterPoint Energy, Inc.	11,593,977

119,367	CMS Energy Corporation	3,067,732
	Total Multi-Utilities	14,661,709
	Oil, Gas & Consumable Fuels – 13.6%

334,206	Anadarko Petroleum Corporation	26,743,164

380,694	Chevron Corporation	43,836,914

162,386	ConocoPhillips	9,418,388

404,454	Enbridge Energy Partners LP, (3)	12,125,531

315,072	Exxon Mobil Corporation	28,347,028

376,422	Marathon Oil Corporation	12,651,543

333,679	Occidental Petroleum Corporation	29,453,845

37,968	Pioneer Natural Resources Company	4,462,759

398,364	Royal Dutch Shell PLC, Class A	28,092,629

145,050	Williams Partners LP, (3)	7,359,837
	Total Oil, Gas & Consumable Fuels	202,491,638
	Pharmaceuticals – 9.9%

149,390	AstraZeneca PLC, Sponsored ADR, (3)	7,197,610

411,687	GlaxoSmithKline PLC	18,777,044

286,391	Johnson & Johnson, (3)	21,170,023

825,300	Merck & Company Inc.	35,694,225

2,296,362	Pfizer Inc.	62,644,755

45,619	Zoetis Incorporated, WI/DD, (2)	1,186,094
	Total Pharmaceuticals	146,669,751
	Real Estate Investment Trust – 3.4%

544,495	Annaly Capital Management Inc.	8,096,641

179,273	Liberty Property Trust	7,022,123

112,639	Mid-America Apartment Communities	7,363,211

226,956	National Retail Properties, Inc.	7,267,131

745,596	Redwood Trust Inc., (3)	14,240,884

102,299	Ventas Inc.	6,781,401
	Total Real Estate Investment Trust	50,771,391
	Semiconductors & Equipment – 2.8%

909,382	Intel Corporation	19,133,397

500,110	Maxim Integrated Products, Inc.	15,728,460

205,176	Texas Instruments Incorporated	6,787,222
	Total Semiconductors & Equipment	41,649,079

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Software – 2.1%

628,223	CA Inc.	$15,592,495

583,078	Microsoft Corporation	16,017,153
	Total Software	31,609,648
	Specialty Retail – 1.0%

896,336	Best Buy Co., Inc., (3)	14,574,423
	Tobacco – 2.5%

405,046	Altria Group, Inc.	13,641,948

266,614	Philip Morris International	23,504,689
	Total Tobacco	37,146,637
	Wireless Telecommunication Services – 0.4%

271,771	Vodafone Group PLC, Sponsored ADR, (3)	7,424,783
	Total Common Stocks (cost $1,100,196,035)	1,448,813,188

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.0%

	Money Market Funds – 11.0%

162,881,484	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$162,881,484
	Total Investments Purchased with Collateral from Securities Lending (cost $162,881,484)	162,881,484

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.3%

18,940,245	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$18,940,245
	Total Short-Term Investments (cost $18,940,245)	18,940,245
	Total Investments (cost $1,1,282,017,764) – 109.9%	1,630,634,917
	Other Assets Less Liabilities – (9.9)%	(146,935,430)
	Net Assets – 100%	$1,483,699,487

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

18	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,448,813,188	$—	$—	$1,448,813,188
Investments Purchased with Collateral from Securities Lending	162,881,484	—	—	162,881,484
Short-Term Investments:
Money Market Funds	18,940,245	—	—	18,940,245
Total	$1,630,634,917	$—	$—	$1,630,634,917

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $1,283,018,043.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$355,786,434
Depreciation	(8,169,560)
Net unrealized appreciation (depreciation) of investments	$347,616,874

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $156,992,538.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Airlines – 0.9%

85,119	Delta Air Lines, Inc., (2)	$1,182,303
	Auto Components – 1.3%

125,088	Dana Holding Corporation, (3)	2,011,415
	Capital Markets – 2.9%

23,965	Ameriprise Financial, Inc.	1,589,359

99,589	Invesco LTD	2,713,800
	Total Capital Markets	4,303,159
	Chemicals – 3.2%

9,666	CF Industries Holdings, Inc.	2,215,157

35,398	Cytec Industries, Inc.	2,594,673
	Total Chemicals	4,809,830
	Commercial Banks – 8.1%

98,328	East West Bancorp Inc.	2,305,792

172,353	Fifth Third Bancorp.	2,807,630

95,654	SunTrust Banks, Inc.	2,713,704

97,693	Webster Financial Corporation	2,173,669

62,142	Wintrust Financial Corporation, (3)	2,303,604
	Total Commercial Banks	12,304,399
	Commercial Services & Supplies – 0.9%

45,570	Tetra Tech, Inc., (2), (3)	1,306,036
	Communications Equipment – 2.1%

27,229	Motorola Solutions Inc.	1,589,901

39,705	Plantronics Inc.	1,632,670
	Total Communications Equipment	3,222,571
	Construction & Engineering – 1.2%

59,734	KBR Inc.	1,864,895
	Consumer Finance – 4.1%

54,790	Discover Financial Services	2,103,388

245,175	SLM Corporation	4,141,006
	Total Consumer Finance	6,244,394
	Diversified Consumer Services – 1.4%

40,449	Coinstar Inc., (2), (3)	2,058,045
	Electrical Equipment – 3.4%

50,136	Eaton PLC	2,855,245

67,092	General Cable Corporation, (2)	2,255,633
	Total Electrical Equipment	5,110,878
	Energy Equipment & Services – 2.6%

27,936	Cooper Cameron Corporation, (2)	1,768,628

27,398	Oil States International Inc., (2)	2,125,537
	Total Energy Equipment & Services	3,894,165
	Food Products – 3.8%

97,104	ConAgra Foods, Inc.	3,174,330

118,970	Tyson Foods, Inc., Class A	2,631,616
	Total Food Products	5,805,946

20	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.7%

66,271	CareFusion Corporation, (2)	$2,057,052

81,395	Hologic Inc., (2)	1,940,457
	Total Health Care Equipment & Supplies	3,997,509
	Hotels, Restaurants & Leisure – 1.2%

52,079	Royal Caribbean Cruises Limited, (3)	1,885,260
	Household Durables – 4.9%

50,400	D.R. Horton, Inc., (3)	1,192,464

32,476	Jarden Corporation, (2)	1,910,888

92,749	Newell Rubbermaid Inc.	2,177,747

18,469	Whirlpool Corporation	2,130,953
	Total Household Durables	7,412,052
	Indpt Power Producers & Energy Traders – 2.7%

106,272	Calpine Corporation, (2)	2,096,747

82,564	NRG Energy Inc., (3)	1,981,536
	Total Indpt Power Producers & Energy Traders	4,078,283
	Insurance – 3.4%

255,323	CNO Financial Group Inc., (3)	2,622,167

106,294	Unum Group	2,477,713
	Total Insurance	5,099,880
	Leisure Equipment & Products – 1.0%

41,816	Brunswick Corporation	1,512,067
	Life Sciences Tools & Services – 1.0%

34,198	Agilent Technologies, Inc.	1,531,386
	Machinery – 3.9%

31,885	Crane Company	1,603,178

33,850	Dover Corporation	2,341,743

39,562	Ingersoll Rand Company Limited, Class A	2,033,091
	Total Machinery	5,978,012
	Media – 2.3%

42,955	Cinemark Holdings Inc.	1,208,754

18,436	Liberty Media Corporation, (2)	2,055,798

18,436	Liberty Media Corporation, Class A, (2), (3)	293,870
	Total Media	3,558,422
	Metals & Mining – 3.0%

73,270	Allegheny Technologies, Inc.	2,318,996

29,624	Cliffs Natural Resources Inc., (3)	1,105,271

24,809	Nucor Corporation	1,141,462
	Total Metals & Mining	4,565,729
	Multi-Utilities – 1.2%

72,122	CMS Energy Corporation, (3)	1,853,535
	Oil, Gas & Consumable Fuels – 6.5%

59,795	Cobalt International Energy, Inc., (2)	1,447,637

14,365	Concho Resources Inc., (2)	1,310,375

14,969	Noble Energy, Inc.	1,613,509

13,871	Pioneer Natural Resources Company, (3)	1,630,397

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

48,505	Plains Exploration & Production Co., (2)	$2,316,114

30,703	Tesoro Corporation	1,494,929
	Total Oil, Gas & Consumable Fuels	9,812,961
	Paper & Forest Products – 1.2%

44,165	International Paper Company	1,829,314
	Personal Products – 1.0%

37,483	Nu Skin Enterprises, Inc., Class A	1,587,780
	Pharmaceuticals – 1.1%

79,328	Impax Laboratories Inc., (2)	1,599,252

4,534	Zoetis Incorporated, Class A, WI/DD, (2)	117,884
	Total Pharmaceuticals	1,717,136
	Professional Services – 1.0%

90,687	TrueBlue Inc., (2)	1,558,910
	Real Estate Investment Trust – 7.6%

150,458	Developers Diversified Realty Corporation, (3)	2,496,098

155,201	Host Hotels & Resorts Inc., (3)	2,605,825

100,756	Kimco Realty Corporation, (3)	2,092,702

275,833	MFA Mortgage Investments, Inc.	2,479,739

23,922	SL Green Realty Corporation	1,922,850
	Total Real Estate Investment Trust	11,597,214
	Road & Rail – 1.1%

119,445	Swift Transportation Company, (2)	1,631,619
	Semiconductors & Equipment – 5.3%

28,972	KLA-Tencor Corporation	1,590,853

76,607	Maxim Integrated Products, Inc.	2,409,290

56,929	NVIDIA Corporation	697,950

50,105	Semtech Corporation, (2), (3)	1,511,167

73,702	Skyworks Solutions Inc., (2), (3)	1,764,426
	Total Semiconductors & Equipment	7,973,686
	Software – 4.1%

82,552	CA Inc.	2,048,941

111,030	Symantec Corporation, (2)	2,417,123

54,191	Synopsys Inc., (2)	1,812,147
	Total Software	6,278,211
	Specialty Retail – 5.1%

87,669	Best Buy Co., Inc., (3)	1,425,498

87,698	Express Inc., (2)	1,611,889

50,531	Foot Locker, Inc.	1,735,740

216,859	Staples, Inc., (3)	2,923,259
	Total Specialty Retail	7,696,386
	Water Utilities – 1.7%

68,785	American Water Works Company	2,633,090
	Total Common Stocks (cost $133,903,636)	149,906,478

22	Nuveen Investments

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.3%

	Money Market Funds – 19.3%

29,323,692	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$29,323,692
	Total Investments Purchased with Collateral from Securities Lending (cost $29,323,692)	29,323,692

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.0%

	Money Market Funds – 0.0%

61,195	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$61,195
	Total Short-Term Investments (cost $61,195)	61,195
	Total Investments (cost $163,288,523) – 118.2%	179,291,365
	Other Assets Less Liabilities – (18.2)%	(27,645,491)
	Net Assets – 100%	$151,645,874

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$149,906,478	$—	$—	$149,906,478
Investments Purchased with Collateral from Securities Lending	29,323,692	—	—	29,323,692
Short-Term Investments:
Money Market Funds	61,195	—	—	61,195
Total	$179,291,365	$—	$—	$179,291,365

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security;

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

January 31, 2013

the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $163,989,784.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$17,835,607
Depreciation	(2,534,026)
Net unrealized appreciation (depreciation) of investments	$15,301,581

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $28,345,259.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 2.0%

23,328	Triumph Group Inc., (3)	$1,641,591
	Air Freight & Logistics – 0.5%

9,200	Atlas Air Worldwide Holdings Inc., (2)	414,828
	Auto Components – 2.4%

30,399	Cooper Tire & Rubber	773,959

75,684	Dana Holding Corporation, (3)	1,216,999
	Total Auto Components	1,990,958
	Capital Markets – 3.8%

93,121	JMP Group Inc.	614,599

64,101	Manning & Napier Inc., (3)	903,824

56,483	New Mountain Finance Corporation	847,245

73,552	Pennantpark Investment Corporation, (3)	822,311
	Total Capital Markets	3,187,979
	Chemicals – 3.5%

35,700	Kraton Performance Polymers Inc., (2)	937,125

34,444	Minerals Technologies Inc.	1,424,948

9,454	Rockwood Holdings Inc.	517,417
	Total Chemicals	2,879,490
	Commercial Banks – 10.1%

28,452	Community Bank System Inc.	808,037

59,014	East West Bancorp Inc.	1,383,878

55,596	Heartland Financial USA, Inc., (3)	1,317,069

49,651	Renasant Corporation	965,712

16,904	SVB Financial Group, (2)	1,121,918

35,000	Texas Capital BancShares, Inc., (2), (3)	1,449,000

57,852	Webster Financial Corporation	1,287,207
	Total Commercial Banks	8,332,821
	Commercial Services & Supplies – 3.3%

110,000	Acco Brands Corporation, (2)	916,300

35,000	Ennis Inc.	546,350

31,892	G&K Services, Inc.	1,276,956
	Total Commercial Services & Supplies	2,739,606
	Communications Equipment – 2.8%

25,000	ADTRAN, Inc., (3)	505,000

109,259	Infinera Corporation, (2), (3)	779,017

24,950	Plantronics Inc., (3)	1,025,944
	Total Communications Equipment	2,309,961
	Computers & Peripherals – 0.8%

34,000	Cray, Inc., (2)	631,380
	Construction & Engineering – 3.2%

45,143	Emcor Group Inc.	1,640,045

46,500	MYR Group Inc., (2)	1,043,925
	Total Construction & Engineering	2,683,970
	Diversified Financial Services – 1.3%

50,000	PHH Corporation, (2), (3)	1,094,000

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Diversified Telecommunication Services – 0.6%

53,000	Premiere Global Services, Inc., (2)	$496,610
	Electric Utilities – 2.0%

24,923	El Paso Electric Company	839,656

22,351	UIL Holdings Corporation	831,681
	Total Electric Utilities	1,671,337
	Electrical Equipment – 2.3%

31,500	Babcock & Wilcox Company	839,160

32,876	General Cable Corporation, (2)	1,105,291
	Total Electrical Equipment	1,944,451
	Electronic Equipment & Instruments – 2.2%

22,786	SYNNEX Corporation, (2), (3)	819,157

25,739	TTM Technologies, Inc., (2)	205,140

76,000	Vishay Intertechnology Inc., (2), (3)	835,240
	Total Electronic Equipment & Instruments	1,859,537
	Energy Equipment & Services – 3.6%

41,896	Basic Energy Services, Inc., (2), (3)	541,715

91,255	Matrix Service Company, (2)	1,303,121

55,150	Patterson-UTI Energy, Inc., (3)	1,121,751
	Total Energy Equipment & Services	2,966,587
	Food & Staples Retailing – 1.0%

52,893	Spartan Stores, Inc., (3)	858,982
	Gas Utilities – 2.0%

21,891	Atmos Energy Corporation	817,848

19,066	Southwest Gas Corporation	849,200
	Total Gas Utilities	1,667,048
	Health Care Equipment & Supplies – 1.0%

27,367	Conmed Corporation	803,769
	Health Care Providers & Services – 3.9%

61,897	Bioscrip, Inc., (2)	695,103

33,784	Hanger Orthopedic Group Inc., (2)	970,614

18,280	Medax Inc., (2)	1,564,037
	Total Health Care Providers & Services	3,229,754
	Hotels, Restaurants & Leisure – 2.0%

22,500	Bob Evans Farms	996,075

14,166	Dominos Pizza Inc., (3)	659,711
	Total Hotels, Restaurants & Leisure	1,655,786
	Household Durables – 2.0%

81,270	La Z Boy Inc., (3)	1,271,063

21,000	Tri Pointe Homes, Incorporated, (2)	400,050
	Total Household Durables	1,671,113
	Insurance – 5.8%

32,718	American Equity Investment Life Holding Company, (3)	441,039

173,957	CNO Financial Group Inc., (3)	1,786,538

63,086	Horace Mann Educators Corporation	1,371,490

67,598	National Financial Partners Corp., (2), (3)	1,190,401
	Total Insurance	4,789,468

26	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 2.4%

56,000	Dice Holdings Inc., (2)	$526,960

87,790	Perficient, Inc., (2)	1,049,968

22,033	ValueClick, Inc., (2)	451,016
	Total Internet Software & Services	2,027,944
	Leisure Equipment & Products – 0.5%

50,000	LeapFrog Enterprises Inc., (2)	450,500
	Machinery – 3.5%

20,374	Actuant Corporation	600,626

44,000	Altra Industrial Motion, Inc., (3)	1,053,800

40,000	TriMas Corporation, (2)	1,235,600
	Total Machinery	2,890,026
	Media – 1.6%

154,997	Belo Corp.	1,312,825
	Metals & Mining – 0.6%

16,446	Schnitzer Steel Industries, Inc., (3)	478,250
	Oil, Gas & Consumable Fuels – 3.8%

22,304	Bill Barrett Corporation, (2), (3)	356,195

29,300	Energy XXI Limited Bermuda, (3)	917,676

76,120	Midstates Petroleum Company Incorporated, (2)	540,452

47,547	Rex Energy Inc., (2), (3)	624,292

30,000	Stone Energy Corporation, (2)	675,000
	Total Oil, Gas & Consumable Fuels	3,113,615
	Paper & Forest Products – 1.1%

31,067	Buckeye Technologies Inc.	893,176
	Personal Products – 0.6%

24,000	Inter Parfums, Inc.	521,040
	Pharmaceuticals – 0.7%

26,776	Impax Laboratories Inc., (2)	539,804
	Professional Services – 1.2%

57,937	TrueBlue Inc., (2)	995,937
	Real Estate Investment Trust – 7.6%

75,518	Associated Estates Realty Corp., (3)	1,219,616

100,000	Brandywine Realty Trust, (3)	1,273,000

73,104	CubeSmart, (3)	1,114,836

17,700	Entertainment Properties Trust	829,422

35,508	LaSalle Hotel Properties, (3)	969,368

99,473	MFA Mortgage Investments, Inc.	894,262
	Total Real Estate Investment Trust	6,300,504
	Road & Rail – 0.8%

34,413	Celadon Group, Inc.	681,722
	Semiconductors & Equipment – 3.8%

186,710	Integrated Device Technology, Inc., (2), (3)	1,349,913

44,435	International Rectifier Corporation, (2), (3)	866,038

34,226	MKS Instruments Inc., (3)	951,483
	Total Semiconductors & Equipment	3,167,434

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Specialty Retail – 4.4%

40,000	Finish Line, Inc.	$745,600

15,000	Genesco Inc., (2)	934,950

12,000	Group 1 Automotive Inc., (3)	812,880

12,501	Mens Wearhouse Inc.	379,405

62,121	West Marine, Inc., (2), (3)	744,210
	Total Specialty Retail	3,617,045
	Textiles Apparel & Luxury Goods – 1.0%

42,500	Perry Ellis International, Inc.	820,250
	Thrifts & Mortgage Finance – 3.5%

79,400	Everbank Financial Corporation	1,158,446

57,500	Flushing Financial Corporation, (3)	910,799

18,925	WSFS Financial Corporation	860,519
	Total Thrifts & Mortgage Finance	2,929,764
	Total Common Stocks (cost $69,296,776)	82,260,862

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 30.1%

	Money Market Funds – 30.1%

24,975,554	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$24,975,554
	Total Investments Purchased with Collateral from Securities Lending (cost $24,975,554)	24,975,554

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

1,782,012	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,782,012
	Total Short-Term Investments (cost $1,782,012)	1,782,012
	Total Investments (cost $96,054,342) – 131.5%	109,018,428
	Other Assets Less Liabilities – (31.5)%	(26,135,377)
	Net Assets – 100%	$82,883,051

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$82,260,862	$—	$—	$82,260,862
Investments Purchased with Collateral from Securities Lending	24,975,554	—	—	24,975,554
Short-Term Investments:
Money Market Funds	1,782,012	—	—	1,782,012
Total	$109,018,428	$—	$—	$109,018,428

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $96,106,795.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$15,471,592
Depreciation	(2,559,959)
Net unrealized appreciation (depreciation) of investments	$12,911,633

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $23,931,442.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 95.5%

	Aerospace & Defense – 2.2%

36,468	Boeing Company	$2,693,891

17,834	General Dynamics Corporation	1,182,394

42,094	Honeywell International Inc.	2,872,495

5,073	L-3 Communications Holdings, Inc.	385,142

14,431	Lockheed Martin Corporation	1,253,621

13,188	Northrop Grumman Corporation, (3)	857,748

7,820	Precision Castparts Corporation	1,434,188

17,725	Raytheon Company	933,753

7,612	Rockwell Collins, Inc., (3)	448,195

15,143	Textron Inc., (3)	435,513

45,309	United Technologies Corporation	3,967,709
	Total Aerospace & Defense	16,464,649
	Air Freight & Logistics – 0.8%

8,661	C.H. Robinson Worldwide, Inc.	572,925

11,230	Expeditors International of Washington, Inc.	481,767

15,680	FedEx Corporation, (3)	1,590,736

38,448	United Parcel Service, Inc., Class B	3,048,542
	Total Air Freight & Logistics	5,693,970
	Airlines – 0.1%

39,654	Southwest Airlines Co.	444,521
	Auto Components – 0.3%

6,288	BorgWarner Inc., (2)	466,444

15,868	Delphi Automotive PLC, (2)	613,457

13,836	Goodyear Tire & Rubber Company, (2)	190,383

36,744	Johnson Controls, Inc.	1,142,371
	Total Auto Components	2,412,655
	Automobiles – 0.4%

204,870	Ford Motor Company	2,653,067

12,157	Harley-Davidson, Inc.	637,270
	Total Automobiles	3,290,337
	Beverages – 2.2%

8,550	Beam Inc.	524,457

8,145	Brown-Forman Corporation	526,982

14,499	Coca-Cola Enterprises Inc.	505,580

207,265	Coca-Cola Company	7,718,549

8,138	Constellation Brands, Inc., Class A, (2)	263,346

11,183	Dr. Pepper Snapple Group	504,018

8,375	Molson Coors Brewing Company, Class B	378,383

8,012	Monster Beverage Corporation, (2)	383,775

83,118	PepsiCo, Inc.	6,055,146
	Total Beverages	16,860,236
	Biotechnology – 1.6%

10,439	Alexion Pharmaceuticals Inc., (2)	981,162

41,233	Amgen Inc.	3,523,772

30	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

12,713	Biogen Idec Inc., (2)	$1,984,245

22,729	Celgene Corporation, (2)	2,249,262

81,422	Gilead Sciences, Inc., (2)	3,212,098
	Total Biotechnology	11,950,539
	Building Products – 0.0%

19,188	Masco Corporation	352,867
	Capital Markets – 2.0%

11,060	Ameriprise Financial, Inc.	733,499

62,794	Bank of New York Company, Inc.	1,705,485

6,669	BlackRock Inc.	1,575,751

58,923	Charles Schwab Corporation	973,997

14,925	E*Trade Group Inc., (2)	158,354

7,415	Franklin Resources, Inc.	1,014,965

23,737	Goldman Sachs Group, Inc.	3,509,753

23,860	Invesco LTD	650,185

6,298	Legg Mason, Inc.	174,140

74,261	Morgan Stanley	1,696,864

11,725	Northern Trust Corporation	603,486

24,975	State Street Corporation	1,389,859

13,694	T. Rowe Price Group Inc.	978,436
	Total Capital Markets	15,164,774
	Chemicals – 2.4%

11,438	Air Products & Chemicals Inc.	1,000,024

3,778	Airgas, Inc.	359,817

3,379	CF Industries Holdings, Inc.	774,365

64,440	Dow Chemical Company	2,074,968

50,106	E.I. Du Pont de Nemours and Company	2,377,530

8,363	Eastman Chemical Company	595,027

14,082	Ecolab Inc.	1,019,537

7,383	FMC Corporation	453,833

4,498	International Flavors & Fragrances Inc.	316,794

20,398	LyondellBasell Industries NV	1,293,641

28,727	Monsanto Company	2,911,481

14,691	Mosaic Company	899,824

8,240	PPG Industries, Inc., (3)	1,136,049

15,965	Praxair, Inc.	1,762,057

4,598	Sherwin-Williams Company	745,520

6,465	Sigma-Aldrich Corporation	499,938
	Total Chemicals	18,220,405
	Commercial Banks – 2.6%

37,594	BB&T Corporation	1,138,346

10,228	Comerica Incorporated, (3)	351,434

48,225	Fifth Third Bancorp.	785,585

13,280	First Horizon National Corporation, (3)	135,589

45,968	Huntington BancShares Inc.	319,937

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Commercial Banks (continued)

50,168	KeyCorp.	$471,579

6,535	M&T Bank Corporation, (3)	671,079

28,417	PNC Financial Services Group, Inc.	1,756,171

75,927	Regions Financial Corporation	590,712

28,953	SunTrust Banks, Inc.	821,397

101,040	U.S. Bancorp	3,344,424

263,069	Wells Fargo & Company	9,162,693

9,896	Zions Bancorporation	230,775
	Total Commercial Banks	19,779,721
	Commercial Services & Supplies – 0.5%

12,865	ADT Corporation	611,088

5,352	Avery Dennison Corporation	206,106

5,705	Cintas Corporation	241,093

8,963	Iron Mountain Inc.	306,624

10,152	Pitney Bowes Inc., (3)	146,290

16,069	Republic Services, Inc.	512,440

4,555	Stericycle Inc., (2)	429,764

25,731	Tyco International Ltd.	777,848

23,431	Waste Management, Inc.	852,420
	Total Commercial Services & Supplies	4,083,673
	Communications Equipment – 1.9%

285,287	Cisco Systems, Inc.	5,868,354

4,248	F5 Networks, Inc., (2)	445,530

6,807	Harris Corporation	314,483

12,976	JDS Uniphase Corporation, (2)	188,282

27,704	Juniper Networks Inc., (2)	620,016

15,072	Motorola Solutions Inc.	880,054

91,564	QUALCOMM, Inc.	6,045,971
	Total Communications Equipment	14,362,690
	Computers & Peripherals – 4.1%

50,548	Apple, Inc.	23,015,010

78,415	Dell Inc.	1,038,215

113,199	EMC Corporation, (2)	2,785,827

105,649	Hewlett-Packard Company	1,744,265

19,251	NetApp, Inc., (2)	693,036

12,992	SanDisk Corporation, (2)	649,470

18,053	Seagate Technology, (3)	613,441

11,780	Western Digital Corporation	553,660
	Total Computers & Peripherals	31,092,924
	Construction & Engineering – 0.2%

8,948	Fluor Corporation	580,099

6,989	Jacobs Engineering Group, Inc., (2)	336,241

11,453	Quanta Services Incorporated, (2)	331,793
	Total Construction & Engineering	1,248,133

32	Nuveen Investments

Shares	Description (1)	Value

	Construction Materials – 0.1%

6,963	Vulcan Materials Company, (3)	$393,827
	Consumer Finance – 0.8%

52,315	American Express Company	3,076,645

30,482	Capital One Financial Corporation	1,716,746

27,124	Discover Financial Services	1,041,290

24,833	SLM Corporation	419,429
	Total Consumer Finance	6,254,110
	Containers & Packaging – 0.1%

8,268	Ball Corporation, (3)	368,091

3,602	Bemis Company, Inc.	128,519

8,840	Owens-Illinois, Inc., (2)	210,392

9,788	Sealed Air Corporation	183,231
	Total Containers & Packaging	890,233
	Distributors – 0.1%

8,336	Genuine Parts Company	567,098
	Diversified Consumer Services – 0.1%

5,375	Apollo Group, Inc., (2)	108,683

15,709	H & R Block Inc.	357,694
	Total Diversified Consumer Services	466,377
	Diversified Financial Services – 3.5%

579,148	Bank of America Corporation	6,555,955

157,575	Citigroup Inc.	6,643,362

16,482	CME Group, Inc.	953,319

3,908	Intercontinental Exchange, Inc., (2), (3)	542,235

204,265	JPMorgan Chase & Co.	9,610,668

10,645	Leucadia National Corporation, (3)	270,915

14,921	McGraw-Hill Companies, Inc.	858,256

10,420	Moody’s Corporation	571,224

6,293	NASDAQ Stock Market, Inc.	178,218

13,058	New York Stock Exchange Euronext	451,415
	Total Diversified Financial Services	26,635,567
	Diversified Telecommunication Services – 2.6%

305,208	AT&T Inc.	10,618,186

33,604	CenturyLink Inc., (3)	1,359,282

53,776	Frontier Communications Corporation, (3)	245,756

153,353	Verizon Communications Inc.	6,687,724

30,961	Windstream Corporation, (3)	301,560
	Total Diversified Telecommunication Services	19,212,508
	Electric Utilities – 1.9%

26,075	American Electric Power Company, Inc.	1,180,937

37,842	Duke Energy Corporation	2,601,259

17,507	Edison International	843,662

9,551	Entergy Corporation	616,995

45,903	Exelon Corporation	1,443,190

22,472	FirstEnergy Corp.	909,891

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Electric Utilities (continued)

22,741	NextEra Energy Inc.	$1,638,489

14,739	Northeast Utilities	600,319

12,806	Pepco Holdings, Inc., (3)	249,973

5,894	Pinnacle West Capital Corporation	314,622

32,629	PPL Corporation, (3)	988,332

46,969	Southern Company	2,077,439

26,201	Xcel Energy, Inc.	727,864
	Total Electric Utilities	14,192,972
	Electrical Equipment – 0.6%

23,205	Eaton PLC	1,321,525

38,911	Emerson Electric Company	2,227,655

7,485	Rockwell Automation, Inc.	667,587

5,603	Roper Industries Inc.	658,072
	Total Electrical Equipment	4,874,839
	Electronic Equipment & Instruments – 0.4%

8,616	Amphenol Corporation, Class A	582,183

79,411	Corning Incorporated	952,932

8,451	FLIR Systems Inc.	200,880

10,769	Jabil Circuit Inc.	203,642

7,424	Molex Inc.	201,636

20,585	TE Connectivity Limited	800,345
	Total Electronic Equipment & Instruments	2,941,618
	Energy Equipment & Services – 1.9%

23,624	Baker Hughes Incorporated	1,056,465

13,256	Cooper Cameron Corporation, (2)	839,237

3,735	Diamond Offshore Drilling, Inc., (3)	280,461

12,456	Ensco PLC	791,828

12,775	FMC Technologies Inc., (2)	604,896

49,864	Halliburton Company	2,028,468

5,681	Helmerich & Payne Inc.	365,516

15,604	Nabors Industries Inc., (2)	260,119

22,939	National-Oilwell Varco Inc.	1,700,697

13,579	Noble Corporation	549,950

6,673	Rowan Companies Inc., (2), (3)	230,085

71,335	Schlumberger Limited	5,567,697
	Total Energy Equipment & Services	14,275,419
	Food & Staples Retailing – 2.2%

23,235	Costco Wholesale Corporation	2,377,870

66,989	CVS Caremark Corporation	3,429,837

27,608	Kroger Co.	764,742

12,773	Safeway Inc., (3)	245,880

31,584	Sysco Corporation	1,003,424

46,162	Walgreen Co.	1,844,634

89,876	Wal-Mart Stores, Inc.	6,286,826

9,271	Whole Foods Market, Inc.	892,334
	Total Food & Staples Retailing	16,845,547

34	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 1.7%

35,388	Archer-Daniels-Midland Company	$1,009,620

9,631	Campbell Soup Company, (3)	353,554

21,899	ConAgra Foods, Inc.	715,878

9,953	Dean Foods Company, (2)	182,239

34,671	General Mills, Inc., (3)	1,454,102

17,230	H.J. Heinz Company, (3)	1,044,655

8,035	Hershey Foods Corporation	638,381

7,032	Hormel Foods Corporation	243,378

5,828	JM Smucker Company, (3)	516,536

13,288	Kellogg Company	777,348

31,832	Kraft Foods Inc.	1,471,275

7,120	McCormick & Company, Incorporated, (3)	443,932

10,910	Mead Johnson Nutrition Company, Class A Shares	829,160

95,489	Mondelez International Inc.	2,653,639

15,422	Tyson Foods, Inc., Class A	341,135
	Total Food Products	12,674,832
	Gas Utilities – 0.1%

5,075	AGL Resources Inc.	212,135

7,868	ONEOK, Inc.	369,875
	Total Gas Utilities	582,010
	Health Care Equipment & Supplies – 2.1%

84,936	Abbott Laboratories	2,877,632

29,521	Baxter International, Inc.	2,002,705

10,584	Becton, Dickinson and Company	889,479

73,775	Boston Scientific Corporation, (2)	551,099

4,114	C. R. Bard, Inc.	419,916

11,925	CareFusion Corporation, (2)	370,152

25,438	Covidien PLC	1,585,805

7,627	DENTSPLY International Inc., (3)	318,504

6,202	Edwards Lifesciences Corporation, (2)	557,746

2,137	Intuitive Surgical, Inc., (2)	1,227,450

54,344	Medtronic, Inc.	2,532,430

16,559	Saint Jude Medical Inc., (3)	673,951

15,526	Stryker Corporation	972,704

5,878	Varian Medical Systems, Inc., (2)	415,281

9,323	Zimmer Holdings, Inc.	695,496
	Total Health Care Equipment & Supplies	16,090,350
	Health Care Providers & Services – 1.8%

17,979	Aetna Inc.	867,127

12,653	AmerisourceBergen Corporation, (3)	574,067

18,258	Cardinal Health, Inc.	799,883

15,362	CIGNA Corporation	896,219

7,228	Coventry Health Care, Inc.	331,259

4,521	Davita Inc., (2)	521,769

43,868	Express Scripts, Holding Company, (2)	2,343,429

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

8,501	Humana Inc.	$632,134

5,083	Laboratory Corporation of America Holdings, (2), (3)	454,929

12,683	McKesson HBOC Inc.	1,334,632

4,494	Patterson Companies, Inc.	162,368

8,541	Quest Diagnostics Incorporated	494,951

5,829	Tenet Healthcare Corporation, (2), (3)	226,340

54,888	UnitedHealth Group Incorporated	3,030,366

16,317	Wellpoint Inc.	1,057,668
	Total Health Care Providers & Services	13,727,141
	Health Care Technology – 0.1%

7,836	Cerner Corporation, (2), (3)	646,862
	Hotels, Restaurants & Leisure – 1.7%

23,958	Carnival Corporation, ADR	927,654

1,650	Chipotle Mexican Grill, (2), (3)	506,567

6,910	Darden Restaurants, Inc.	321,315

14,944	International Game Technology	229,689

13,225	Marriott International, Inc., Class A	528,736

53,947	McDonald’s Corporation	5,140,610

39,956	Starbucks Corporation	2,242,331

10,510	Starwood Hotels & Resorts Worldwide, Inc.	645,419

7,538	Wyndham Worldwide Corporation	420,545

4,270	Wynn Resorts Ltd., (3)	534,689

24,277	YUM! Brands, Inc.	1,576,548
	Total Hotels, Restaurants & Leisure	13,074,103
	Household Durables – 0.3%

15,004	D.R. Horton, Inc., (3)	354,995

5,867	Garmin Limited, (3)	222,301

3,757	Harman International Industries Inc.	168,238

7,591	Leggett and Platt Inc.	223,479

8,820	Lennar Corporation, Class A	366,383

15,453	Newell Rubbermaid Inc.	362,836

18,268	Pulte Corporation, (2)	378,878

4,183	Whirlpool Corporation	482,635
	Total Household Durables	2,559,745
	Household Products – 2.1%

7,011	Clorox Company	549,733

23,866	Colgate-Palmolive Company	2,562,492

21,025	Kimberly-Clark Corporation	1,881,948

146,920	Procter & Gamble Company	11,042,507
	Total Household Products	16,036,680
	Independent Power Producers & Energy Traders – 0.1%

34,737	AES Corporation	376,549

12,749	NRG Energy Inc.	305,976
	Total Independent Power Producers & Energy Traders	682,525

36	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 2.4%

34,205	3M Co.	$3,439,313

31,266	Danaher Corporation	1,873,771

563,470	General Electric Company	12,554,112
	Total Industrial Conglomerates	17,867,196
	Insurance – 3.9%

18,259	Ace Limited	1,558,040

25,197	AFLAC Incorporated, (3)	1,336,953

25,887	Allstate Corporation	1,136,439

79,328	American International Group, (2)	3,000,978

17,124	AON PLC	988,740

4,012	Assurant Inc.	153,419

98,014	Berkshire Hathaway Inc., Class B, (2)	9,500,497

14,076	Chubb Corporation	1,130,444

7,868	Cincinnati Financial Corporation	333,918

26,429	Genworth Financial Inc., Class A, (2)	242,354

23,444	Hartford Financial Services Group, Inc.	581,411

14,777	Lincoln National Corporation, (3)	428,237

16,708	Loews Corporation	724,626

29,252	Marsh & McLennan Companies, Inc.	1,037,861

58,627	MetLife, Inc.	2,189,132

14,830	Principal Financial Group, Inc., (3)	459,878

29,895	Progressive Corporation, (3)	672,339

24,933	Prudential Financial, Inc.	1,443,122

5,077	Torchmark Corporation	282,840

20,496	Travelers Companies, Inc.	1,608,116

14,783	Unum Group	344,592

16,152	XL Capital Ltd, Class A	447,733
	Total Insurance	29,601,669
	Internet & Catalog Retail – 1.1%

19,471	Amazon.com, Inc., (2), (3)	5,169,551

5,001	Expedia, Inc.	326,315

2,853	NetFlix.com Inc., (2), (3)	471,430

2,680	Priceline.com Incorporated, (2)	1,837,060

5,889	TripAdvisor Inc., (2)	272,543
	Total Internet & Catalog Retail	8,076,899
	Internet Software & Services – 2.1%

9,537	Akamai Technologies, Inc., (2)	388,251

62,578	eBay Inc., (2)	3,499,988

14,302	Google Inc., Class A, (2)	10,807,878

8,342	VeriSign, Inc., (2)	362,126

55,924	Yahoo! Inc., (2)	1,097,788
	Total Internet Software & Services	16,156,031
	IT Services – 3.7%

34,311	Accenture Limited	2,466,618

26,087	Automatic Data Processing, Inc.	1,546,698

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	IT Services (continued)

16,130	Cognizant Technology Solutions Corporation, Class A, (2)	$1,261,043

8,349	Computer Sciences Corporation	348,988

12,678	Fidelity National Information Services	470,481

7,173	Fiserv, Inc., (2), (3)	576,064

57,072	International Business Machines Corporation (IBM)	11,589,611

5,743	MasterCard, Inc.	2,977,171

17,381	Paychex, Inc.	567,142

15,839	SAIC, Inc.	191,652

9,087	Teradata Corporation, (2)	605,739

8,634	Total System Services Inc.	200,741

28,013	Visa Inc.	4,423,533

32,057	Western Union Company	456,171
	Total IT Services	27,681,652
	Leisure Equipment & Products – 0.1%

6,485	Hasbro, Inc., (3)	242,344

18,545	Mattel, Inc.	697,848
	Total Leisure Equipment & Products	940,192
	Life Sciences Tools & Services – 0.5%

18,724	Agilent Technologies, Inc.	838,461

9,246	Life Technologies Corporation, (2)	598,124

6,168	PerkinElmer Inc.	217,360

19,355	Thermo Fisher Scientific, Inc.	1,396,270

4,672	Waters Corporation, (2)	427,815
	Total Life Sciences Tools & Services	3,478,030
	Machinery – 1.9%

35,139	Caterpillar Inc.	3,457,326

9,499	Cummins Inc., (3)	1,090,770

21,037	Deere & Company	1,978,740

9,619	Dover Corporation	665,442

2,686	Flowserve Corporation	421,084

22,910	Illinois Tool Works, Inc., (3)	1,439,435

15,041	Ingersoll Rand Company Limited, Class A	772,957

5,689	Joy Global Inc.	359,374

18,969	PACCAR Inc., (3)	892,681

5,969	Pall Corporation	407,683

8,016	Parker Hannifin Corporation	745,248

11,299	Pentair Limited	572,633

3,128	Snap-on Incorporated	253,431

9,069	Stanley Black & Decker Inc.	696,771

10,101	Xylem Inc.	282,121
	Total Machinery	14,035,696
	Media – 3.3%

10,913	Cablevision Systems Corporation	159,766

31,751	CBS Corporation, Class B	1,324,652

142,786	Comcast Corporation, Class A	5,437,291

38	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

32,493	DIRECTV Group, Inc., (2), (3)	$1,661,692

12,835	Discovery Communications Inc., Class A Shares, (2), (3)	890,492

12,747	Gannett Company Inc.	250,224

23,180	Interpublic Group Companies, Inc.	280,710

108,343	News Corporation, Class A	3,005,435

14,195	Omnicom Group, Inc.	770,505

4,671	Scripps Networks Interactive, Class A Shares	288,528

16,386	Time Warner Cable, Class A, (3)	1,463,925

50,877	Time Warner Inc.	2,570,343

24,826	Viacom Inc., Class B	1,498,249

95,224	Walt Disney Company, (3)	5,130,669

110	Washington Post Company, (3)	42,425
	Total Media	24,774,906
	Metals & Mining – 0.6%

57,345	Alcoa Inc.	506,930

5,767	Allegheny Technologies, Inc.	182,526

7,657	Cliffs Natural Resources Inc., (3)	285,683

51,011	Freeport-McMoRan Copper & Gold, Inc.	1,798,138

26,598	Newmont Mining Corporation	1,142,650

17,063	Nucor Corporation	785,069

7,752	United States Steel Corporation	173,257
	Total Metals & Mining	4,874,253
	Multiline Retail – 0.8%

3,111	Big Lots, Inc., (2)	100,019

14,111	Dollar General Corporation, (2)	652,210

12,208	Dollar Tree Stores Inc., (2)	488,198

5,147	Family Dollar Stores, Inc.	291,835

7,657	J.C. Penney Company, Inc., (3)	155,667

11,370	Kohl’s Corporation	526,317

21,239	Macy’s, Inc.	839,153

8,547	Nordstrom, Inc.	472,051

34,970	Target Corporation	2,112,538
	Total Multiline Retail	5,637,988
	Multi-Utilities – 1.2%

13,763	Ameren Corporation	446,472

27,733	CenterPoint Energy, Inc.	566,863

14,814	CMS Energy Corporation	380,720

16,388	Consolidated Edison, Inc., (3)	932,149

31,532	Dominion Resources, Inc.	1,706,197

9,247	DTE Energy Company	585,428

4,359	Integrys Energy Group, Inc., (3)	238,394

17,036	NiSource Inc.	460,483

23,104	PG&E Corporation	985,155

27,184	Public Service Enterprise Group Incorporated	847,597

6,971	Scana Corporation, (3)	326,313

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Multi-Utilities (continued)

12,085	Sempra Energy	$906,979

11,391	TECO Energy, Inc., (3)	202,418

12,362	Wisconsin Energy Corporation	487,434
	Total Multi-Utilities	9,072,602
	Office Electronics – 0.1%

67,900	Xerox Corporation	543,879
	Oil, Gas & Consumable Fuels – 8.9%

26,855	Anadarko Petroleum Corporation	2,148,937

21,026	Apache Corporation	1,761,138

11,276	Cabot Oil & Gas Corporation	595,147

27,857	Chesapeake Energy Corporation, (3)	562,154

105,167	Chevron Corporation	12,109,980

65,227	ConocoPhillips	3,783,166

12,240	CONSOL Energy Inc.	383,602

20,794	Denbury Resources Inc., (2)	387,392

20,239	Devon Energy Corporation	1,157,468

14,556	EOG Resources, Inc.	1,819,209

8,563	EQT Corporation	508,728

244,992	Exxon Mobil Corporation	22,041,930

15,967	Hess Corporation	1,072,344

33,536	Kinder Morgan, Inc.	1,256,259

37,958	Marathon Oil Corporation	1,275,768

18,900	Marathon Petroleum Corporation	1,402,569

9,920	Murphy Oil Corporation	590,438

7,458	Newfield Exploration Company, (2)	220,011

9,558	Noble Energy, Inc.	1,030,257

43,534	Occidental Petroleum Corporation	3,842,746

14,422	Peabody Energy Corporation	362,713

33,626	Phillips 66	2,036,727

6,621	Pioneer Natural Resources Company, (3)	778,232

9,571	QEP Resources Inc., (3)	280,909

8,799	Range Resources Corporation	591,029

18,776	Southwestern Energy Company, (2)	644,017

37,594	Spectra Energy Corporation	1,044,361

7,546	Tesoro Corporation	367,415

29,743	Valero Energy Corporation	1,300,661

34,648	Williams Companies, Inc.	1,214,412

11,549	WPX Energy Inc., (2)	173,581
	Total Oil, Gas & Consumable Fuels	66,743,300
	Paper & Forest Products – 0.2%

25,021	International Paper Company	1,036,370

9,713	MeadWestvaco Corporation	304,503
	Total Paper & Forest Products	1,340,873
	Personal Products – 0.2%

23,222	Avon Products, Inc.	394,310

12,899	Estee Lauder Companies Inc., Class A	785,936
	Total Personal Products	1,180,246

40	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 5.6%

87,807	AbbVie Inc.	$3,221,639

6,864	Actavis Inc., (2)	592,981

16,526	Allergan, Inc.	1,735,395

88,698	Bristol-Myers Squibb Company	3,205,546

54,872	Eli Lilly and Company	2,946,078

12,579	Forest Laboratories, Inc., (2)	456,618

8,878	Hospira Inc., (2)	302,917

148,910	Johnson & Johnson, (3)	11,007,427

163,354	Merck & Company Inc.	7,065,061

21,898	Mylan Laboratories Inc., (2)	619,056

4,685	Perrigo Company	470,889

395,619	Pfizer Inc.	10,792,486
	Total Pharmaceuticals	42,416,093
	Professional Services – 0.1%

2,395	Dun and Bradstreet Inc., (3)	195,288

6,427	Equifax Inc.	377,265

7,562	Robert Half International Inc.	266,485
	Total Professional Services	839,038
	Real Estate Investment Trust – 2.1%

21,243	American Tower REIT Inc.	1,617,654

7,519	Apartment Investment & Management Company, Class A	205,118

5,886	AvalonBay Communities, Inc.	763,944

8,106	Boston Properties, Inc.	853,400

17,437	Equity Residential	965,835

24,291	Health Care Property Investors Inc.	1,126,859

13,953	Health Care REIT, Inc.	876,807

38,943	Host Hotels & Resorts Inc., (3)	653,853

21,903	Kimco Realty Corporation, (3)	454,925

9,244	Plum Creek Timber Company, (3)	445,376

26,938	Prologis Inc., (3)	1,074,826

7,747	Public Storage, Inc., (3)	1,192,496

16,622	Simon Property Group, Inc.	2,662,512

14,485	Ventas Inc., (3)	960,211

9,101	Vornado Realty Trust	768,670

29,098	Weyerhaeuser Company	876,432
	Total Real Estate Investment Trust	15,498,918
	Real Estate Management & Development – 0.0%

16,896	CBRE Group Inc., (2)	364,616
	Road & Rail – 0.8%

55,420	CSX Corporation	1,220,903

16,982	Norfolk Southern Corporation	1,169,550

2,746	Ryder System, Inc.	155,918

25,276	Union Pacific Corporation	3,322,783
	Total Road & Rail	5,869,154

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Semiconductors & Equipment – 1.9%

34,414	Advanced Micro Devices, Inc., (2), (3)	$89,476

17,226	Altera Corporation	575,693

16,194	Analog Devices, Inc.	706,706

64,355	Applied Materials, Inc.	830,823

28,032	Broadcom Corporation, Class A	909,638

3,227	First Solar Inc., (2), (3)	90,937

267,379	Intel Corporation	5,625,654

8,947	KLA-Tencor Corporation	491,280

8,059	Lam Research Corporation, (2)	331,547

12,433	Linear Technology Corporation	455,296

29,736	LSI Logic Corporation, (2)	209,341

10,456	Microchip Technology Incorporated, (3)	349,753

58,259	Micron Technology, Inc., (2), (3)	440,438

33,576	NVIDIA Corporation	411,642

10,819	Teradyne Inc., (2), (3)	174,835

60,225	Texas Instruments Incorporated	1,992,243

14,020	Xilinx, Inc.	511,590
	Total Semiconductors & Equipment	14,196,892
	Software – 3.3%

26,602	Adobe Systems Incorporated, (2)	1,006,354

12,075	Autodesk, Inc., (2)	469,476

7,660	BMC Software, Inc., (2)	318,273

18,016	CA Inc.	447,157

10,032	Citrix Systems, (2)	733,941

16,397	Electronic Arts Inc., (2)	257,925

14,953	Intuit, Inc.	932,768

407,024	Microsoft Corporation	11,180,949

201,978	Oracle Corporation	7,172,239

10,389	Red Hat, Inc., (2)	577,213

7,080	Salesforce.com, Inc., (2), (3)	1,218,680

37,286	Symantec Corporation, (2)	811,716
	Total Software	25,126,691
	Specialty Retail – 2.1%

3,638	Abercrombie & Fitch Co., Class A, (3)	181,900

2,093	AutoNation Inc., (2)	101,511

1,985	AutoZone, Inc., (2)	733,855

12,315	Bed Bath and Beyond Inc., (2)	722,891

14,352	Best Buy Co., Inc., (3)	233,364

12,296	CarMax, Inc., (2)	484,708

6,934	GameStop Corporation, (3)	160,869

15,972	Gap, Inc.	521,965

80,341	Home Depot, Inc.	5,376,420

12,861	Limited Brands, Inc.	617,585

60,433	Lowe’s Companies, Inc.	2,307,936

6,159	O’Reilly Automotive Inc., (2)	570,631

42	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

5,775	PetSmart Inc.	$377,743

11,949	Ross Stores, Inc.	713,355

36,210	Staples, Inc., (3)	488,111

6,403	Tiffany & Co., (3)	420,997

39,185	TJX Companies, Inc.	1,770,378

6,144	Urban Outfitters, Inc., (2), (3)	262,902
	Total Specialty Retail	16,047,121
	Textiles, Apparel & Luxury Goods – 0.6%

15,244	Coach, Inc.	777,444

2,605	Fossil Inc., (2)	275,036

39,220	Nike, Inc., Class B	2,119,841

3,293	Ralph Lauren Corporation	548,219

4,735	VF Corporation	698,791
	Total Textiles, Apparel & Luxury Goods	4,419,331
	Thrifts & Mortgage Finance – 0.1%

28,658	Hudson City Bancorp, Inc.	245,026

17,363	People’s United Financial, Inc.	213,739
	Total Thrifts & Mortgage Finance	458,765
	Tobacco – 1.8%

108,816	Altria Group, Inc.	3,664,923

20,865	Lorillard Inc.	815,196

89,766	Philip Morris International	7,913,771

17,387	Reynolds American Inc.	764,680
	Total Tobacco	13,158,570
	Trading Companies & Distributors – 0.2%

14,490	Fastenal Company	719,863

3,211	W.W. Grainger, Inc.	699,420
	Total Trading Companies & Distributors	1,419,283
	Wireless Telecommunication Services – 0.3%

15,713	Crown Castle International Corporation, (2)	1,108,081

17,652	Metropcs Communications Inc., (2)	177,050

161,449	Sprint Nextel Corporation, (2), (3)	908,952
	Total Wireless Telecommunication Services	2,194,083
	Total Common Stocks (cost $357,530,648)	719,060,424

Shares	Description (1)	Value
	WARRANTS – 0.0%

29,014	Kinder Morgan Inc., Uncovered Equity Options Warrant	$129,402
	Total Warrants (cost $51,956)	129,402
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 7.1%

	Money Market Fund – 7.1%

53,563,294	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	53,563,294
	Total Investments Purchased with Collateral from Securities Lending (cost $53,563,294)	53,563,294

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 4.4%

	Money Market Funds – 3.9%

29,322,275	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$29,322,275
	U.S. Government and Agency Obligations – 0.5%

$3,400	U.S. Treasury Bills, (7)	0.000%		2/21/13	AAA	3,399,949
	Total Short-Term Investments (cost $32,722,067)					32,722,224
	Total Investments (cost $451,201,757) – 107.0%					805,475,344
	Other Assets Less Liabilities – (7.0)%					(52,655,571)
	Net Assets – 100%					$752,819,773

Investments in Derivatives at January 31, 2013:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	85	3/13	$31,732,625	$1,027,228

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$719,060,424	$—	$—	$719,060,424
Warrants	129,402	—	—	129,402
Investments Purchased with Collateral from Securities Lending	53,563,294	—	—	53,563,294
Short-Term Investments:
Money Market Funds	29,322,275	—	—	29,322,275
U.S. Government & Agency Obligations	—	3,399,949	—	3,399,949
Derivatives:
Futures*	1,027,228	—	—	1,027,228
Total	$803,102,623	$3,399,949	$—	$806,502,572
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the

44	Nuveen Investments

Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$1,027,228	Payable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments was $458,177,080.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$389,973,611
Depreciation	(42,675,347)
Net unrealized appreciation (depreciation) of investments	$347,298,264

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

January 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $51,632,838.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

Investments in Derivatives at the end of the reporting period.

N/A	Not applicable.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

46	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 93.6%

	Aerospace & Defense – 1.3%

10,895	Alliant Techsystems Inc.	$705,124

34,668	BE Aerospace Inc., (2)	1,785,055

10,292	Esterline Technologies Corporation, (2)	683,286

62,567	Exelis Inc.	687,611

16,540	Huntington Ingalls Industries Inc.	732,722

16,677	Triumph Group Inc., (3)	1,173,560
	Total Aerospace & Defense	5,767,358
	Air Freight & Logistics – 0.1%

34,610	UTI Worldwide, Inc.	510,844
	Airlines – 0.3%

23,452	Alaska Air Group, Inc., (2)	1,081,841

75,856	JetBlue Airways Corporation, (2), (3)	440,723
	Total Airlines	1,522,564
	Auto Components – 0.2%

47,612	Gentex Corporation, (3)	910,818
	Automobiles – 0.1%

14,661	Thor Industries, Inc., (3)	616,935
	Biotechnology – 1.9%

25,052	Regeneron Pharmaceuticals, Inc., (2), (3)	4,357,545

16,615	United Therapeutics Corporation, (2), (3)	895,382

72,316	Vertex Pharmaceuticals Inc., (2)	3,238,310
	Total Biotechnology	8,491,237
	Building Products – 0.6%

54,299	Fortune Brands Home & Security, (2)	1,777,749

16,100	Lennox International Inc.	925,911
	Total Building Products	2,703,660
	Capital Markets – 2.5%

17,276	Affiliated Managers Group Inc., (2)	2,486,535

65,110	Apollo Investment Corporation	585,990

36,507	Eaton Vance Corporation, (3)	1,321,553

31,208	Federated Investors Inc., (3)	738,381

9,181	Greenhill & Co Inc., (3)	540,761

62,439	Janus Capital Group Inc., (3)	580,683

47,486	Jefferies Group, Inc.	946,396

37,210	Raymond James Financial Inc.	1,660,682

45,469	SEI Investments Company	1,225,844

27,599	Waddell & Reed Financial, Inc., Class A, (3)	1,095,680
	Total Capital Markets	11,182,505
	Chemicals – 2.7%

29,770	Albemarle Corporation	1,825,199

24,788	Ashland Inc.	1,946,106

20,028	Cabot Corporation	749,648

14,526	Cytec Industries, Inc.	1,064,756

16,648	Intrepid Potash Inc., (3)	387,898

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Chemicals (continued)

11,212	Minerals Technologies Inc.	$463,840

3,581	NewMarket Corporation	913,728

26,732	Olin Corporation	621,786

44,121	RPM International, Inc.	1,377,016

13,701	Scotts Miracle Gro Company, (3)	599,008

15,770	Sensient Technologies Corporation	600,837

28,814	Valspar Corporation	1,909,792
	Total Chemicals	12,459,614
	Commercial Banks – 3.6%

57,254	Associated Banc-Corp., (3)	817,015

27,719	BancorpSouth Inc.	401,926

14,992	Bank of Hawaii Corporation, (3)	720,965

24,865	Cathay General Bancorp.	482,630

15,790	City National Corporation	836,238

25,938	Commerce Bancshares Inc.	973,972

20,500	Cullen/Frost Bankers, Inc.	1,207,245

45,673	East West Bancorp Inc.	1,071,032

115,683	First Niagara Financial Group Inc.	906,955

36,572	FirstMerit Corporation, (3)	556,993

66,408	Fulton Financial Corporation	723,183

28,276	Hancock Holding Company	854,501

18,160	International Bancshares Corporation	355,028

14,681	Prosperity Bancshares, Inc.	662,260

15,400	Signature Bank, (2)	1,138,522

14,847	SVB Financial Group, (2)	985,395

262,341	Synovus Financial Corp.	676,840

54,475	TCF Financial Corporation	744,129

21,605	Trustmark Corporation, (3)	499,724

65,910	Valley National Bancorp., (3)	645,259

26,781	Webster Financial Corporation	595,877

9,133	Westamerica Bancorp., (3)	405,688
	Total Commercial Banks	16,261,377
	Commercial Services & Supplies – 1.9%

15,932	Brinks Company	475,092

17,628	Clean Harbors, Inc., (2)	979,941

35,372	Copart Inc., (2)	1,270,209

33,371	Corrections Corporation of America	1,264,427

16,978	Deluxe Corporation	624,621

15,059	HNI Corporation, (3)	475,413

19,491	Miller (Herman) Inc.	481,428

10,355	Mine Safety Appliances Company	478,608

60,135	R.R. Donnelley & Sons Company, (3)	553,242

21,918	Rollins Inc.	541,813

40,421	Waste Connections Inc.	1,455,964
	Total Commercial Services & Supplies	8,600,758

48	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 0.9%

20,902	ADTRAN, Inc., (3)	$422,220

33,419	Ciena Corporation, (2)	523,342

13,658	Interdigital Inc., (3)	592,621

14,233	Plantronics Inc.	585,261

58,510	Polycom Inc., (2)	645,365

53,591	Riverbed Technology, Inc., (2)	1,039,665

115,685	Tellabs Inc.	263,762
	Total Communications Equipment	4,072,236
	Computers & Peripherals – 0.7%

21,085	Diebold Inc.	620,742

21,538	Lexmark International, Inc., Class A	518,204

53,330	NCR Corporation, (2)	1,480,974

30,924	QLogic Corporation, (2)	357,172
	Total Computers & Peripherals	2,977,092
	Construction & Engineering – 1.1%

35,668	AECOM Technology Corporation, (2), (3)	912,031

10,988	Granite Construction Inc.	399,524

49,213	KBR Inc.	1,536,430

22,224	Shaw Group Inc., (2)	1,051,640

25,630	URS Corporation	1,063,132
	Total Construction & Engineering	4,962,757
	Construction Materials – 0.3%

15,311	Martin Marietta Materials, (3)	1,511,655
	Containers & Packaging – 1.4%

22,151	AptarGroup Inc.	1,141,441

10,115	Greif Inc.	475,203

32,753	Packaging Corp. of America	1,258,698

23,715	Rock-Tenn Company	1,872,299

16,387	Silgan Holdings, Inc.	703,002

33,599	Sonoco Products Company	1,041,233
	Total Containers & Packaging	6,491,876
	Distributors – 0.5%

99,131	LKQ Corporation, (2)	2,219,543
	Diversified Consumer Services – 0.7%

19,046	Devry, Inc., (3)	479,388

9,171	Matthews International Corporation	300,442

19,187	Regis Corporation, (3)	340,569

70,942	Service Corporation International	1,059,164

22,605	Sothebys Holdings Inc.	811,972

3,959	Strayer Education Inc., (3)	225,267
	Total Diversified Consumer Services	3,216,802
	Diversified Financial Services – 0.5%

29,108	CBOE Holdings Inc.	986,179

40,721	MSCI Inc., Class A Shares, (2)	1,373,927
	Total Diversified Financial Services	2,360,106

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Diversified Telecommunication Services – 0.3%

50,292	TW Telecom Inc., (2)	$1,389,568
	Electric Utilities – 2.0%

20,254	Cleco Corporation	865,859

51,092	Great Plains Energy Incorporated	1,093,369

32,519	Hawaiian Electric Industries, (3)	877,037

16,729	IDACORP, INC	776,393

78,517	NV Energy Inc., (3)	1,486,327

32,933	OGE Energy Corp.	1,933,496

26,566	PNM Resources Inc.	567,450

41,874	Westar Energy Inc.	1,259,151
	Total Electric Utilities	8,859,082
	Electrical Equipment – 1.7%

14,203	Acuity Brands Inc.	977,166

81,041	Ametek Inc., (3)	3,321,871

16,599	General Cable Corporation, (2)	558,058

18,710	Hubbell Incorporated, Class B	1,703,546

14,839	Regal-Beloit Corporation	1,100,460
	Total Electrical Equipment	7,661,101
	Electronic Equipment & Instruments – 2.0%

35,308	Arrow Electronics, Inc., (2)	1,356,533

45,823	Avnet Inc., (2)	1,620,301

50,078	Ingram Micro, Inc., Class A, (2)	910,418

13,076	Itron Inc., (2)	606,596

31,540	National Instruments Corporation	895,736

12,594	Tech Data Corporation, (2)	641,161

42,085	Trimble Navigation Limited, (2)	2,630,313

44,016	Vishay Intertechnology Inc., (2), (3)	483,736
	Total Electronic Equipment & Instruments	9,144,794
	Energy Equipment & Services – 2.7%

18,996	Atwood Oceanics Inc., (2)	1,002,419

6,547	Carbo Ceramics Inc., (3)	524,480

25,238	Dresser Rand Group, Inc., (2)	1,540,780

12,137	Dril Quip Inc., (2), (3)	984,189

33,371	Helix Energy Solutions Group, (2)	791,560

35,989	Oceaneering International Inc.	2,274,865

18,309	Oil States International Inc., (2)	1,420,412

49,317	Patterson-UTI Energy, Inc., (3)	1,003,108

52,595	Superior Energy Services, Inc., (2)	1,313,297

16,563	Tidewater Inc., (3)	814,403

14,415	Unit Corporation, (2)	693,794
	Total Energy Equipment & Services	12,363,307
	Food & Staples Retailing – 0.4%

16,205	Harris Teeter Supermarkets Incorporated	672,345

71,211	SUPERVALU INC., (3)	278,435

16,436	United Natural Foods Inc., (2)	887,215
	Total Food & Staples Retailing	1,837,995

50	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 1.7%

37,507	Flowers Foods Inc.	$1,008,188

41,222	Green Mountain Coffee Inc., (2), (3)	1,876,838

40,774	Hillshire Brands Company	1,263,179

25,533	Ingredion Inc.	1,686,965

6,208	Lancaster Colony Corporation, (3)	443,624

10,890	Post Holdings Inc., (2)	413,711

43,280	Smithfield Foods, Inc., (2)	1,008,857

8,010	Tootsie Roll Industries Inc., (3)	217,071
	Total Food Products	7,918,433
	Gas Utilities – 1.3%

30,098	Atmos Energy Corporation	1,124,461

27,807	National Fuel Gas Company, (3)	1,512,701

58,394	Questar Corporation	1,356,493

37,589	UGI Corporation	1,324,636

17,214	WGL Holdings Inc.	721,783
	Total Gas Utilities	6,040,074
	Health Care Equipment & Supplies – 2.4%

15,974	Cooper Companies, Inc., (3)	1,618,965

20,282	Hill Rom Holdings Inc.	672,957

88,974	Hologic Inc., (2)	2,121,140

18,235	Idexx Labs Inc., (2), (3)	1,736,154

18,112	Masimo Corporation	367,674

47,718	ResMed Inc., (3)	2,090,048

19,502	Steris Corporation	735,810

13,552	Teleflex Inc.	1,016,400

19,596	Thoratec Corporation, (2)	715,842
	Total Health Care Equipment & Supplies	11,074,990
	Health Care Providers & Services – 2.9%

30,416	Community Health Systems, Inc.	1,165,845

85,505	Health Management Associates Inc., (2)	892,672

27,106	Health Net Inc., (2)	737,283

29,237	Henry Schein Inc., (2), (3)	2,524,323

28,989	HMS Holdings Corporation, (2), (3)	790,240

16,460	Lifepoint Hospitals Inc., (2)	719,467

16,618	Medax Inc., (2)	1,421,836

36,016	Omnicare, Inc., (3)	1,402,823

21,144	Owens and Minor Inc., (3)	647,218

30,585	Universal Health Services, Inc., Class B	1,732,334

29,294	VCA Antech, Inc., (2)	632,750

14,409	Wellcare Health Plans Inc., (2)	730,680
	Total Health Care Providers & Services	13,397,471
	Health Care Technology – 0.1%

57,187	Allscripts Healthcare Solutions Inc., (2)	633,632

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.3%

13,616	Bally Technologies, Inc., (2)	$655,747

9,206	Bob Evans Farms	407,550

23,814	Brinker International Inc.	779,670

17,061	Cheesecake Factory Inc., (3)	565,743

8,768	International Speedway Corporation	240,331

13,542	Life Time Fitness Inc., (2), (3)	686,986

9,393	Panera Bread Company, (2)	1,501,095

18,465	Scientific Games Corporation, (2)	164,154

93,704	The Wendy’s Company, (3)	481,639

17,400	WMS Industries Inc., (2), (3)	430,650
	Total Hotels, Restaurants & Leisure	5,913,565
	Household Durables – 2.2%

24,492	Jarden Corporation, (2)	1,441,109

25,523	KB Home, (3)	486,724

12,490	MDC Holdings Inc.	491,107

19,347	Mohawk Industries Inc., (2)	1,966,816

1,600	NVR Inc., (2), (3)	1,647,456

19,874	Tempur Pedic International Inc., (2)	774,291

49,928	Toll Brothers Inc., (2), (3)	1,869,804

18,441	Tupperware Corporation	1,405,204
	Total Household Durables	10,082,511
	Household Products – 1.0%

46,601	Church & Dwight Company Inc.	2,693,072

20,657	Energizer Holdings Inc., (3)	1,797,366
	Total Household Products	4,490,438
	Industrial Conglomerates – 0.3%

20,983	Carlisle Companies Inc.	1,346,059
	Insurance – 4.3%

5,652	Alleghany Corporation, (2)	2,038,055

25,279	American Financial Group Inc.	1,075,874

41,486	Arthur J. Gallagher & Co.	1,532,908

23,677	Aspen Insurance Holdings Limited	807,622

39,332	Brown & Brown Inc.	1,075,337

17,105	Everest Reinsurance Group Ltd	1,980,930

70,384	Fidelity National Title Group Inc., Class A	1,766,638

35,577	First American Corporation	849,935

14,866	Hanover Insurance Group Inc.	617,831

33,785	HCC Insurance Holdings Inc.	1,306,804

18,099	Kemper Corporation	602,878

12,087	Mercury General Corporation	478,645

81,961	Old Republic International Corporation	934,355

26,395	Protective Life Corporation	835,138

24,632	Reinsurance Group of America Inc.	1,413,630

14,756	StanCorp Financial Group Inc.	573,861

36,692	WR Berkley Corporation	1,510,610
	Total Insurance	19,401,051

52	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 0.2%

12,380	Hosting Site Network, Inc.	$737,848
	Internet Software & Services – 1.7%

27,915	AOL Inc., (3)	855,595

16,218	Equinix Inc., (2), (3)	3,493,844

38,303	Monster Worldwide Inc., (2), (3)	222,157

36,527	Rackspace Hosting Inc., (2), (3)	2,752,309

23,589	ValueClick, Inc., (2)	482,867
	Total Internet Software & Services	7,806,772
	IT Services – 3.2%

24,263	Acxiom Corporation, (2)	430,183

16,629	Alliance Data Systems Corporation, (2), (3)	2,620,730

39,455	Broadridge Financial Solutions, Inc.	929,954

36,858	Convergys Corporation	627,323

33,742	CoreLogic Inc., (2)	885,390

10,792	DST Systems Inc.	722,416

31,236	Gartner Inc., (2)	1,608,966

26,308	Global Payments Inc.	1,295,932

27,581	Henry Jack and Associates Inc.	1,144,060

28,301	Lender Processing Services Inc.	680,356

7,899	ManTech International Corporation, Class A, (3)	194,868

22,093	NeuStar, Inc., (2)	997,278

35,958	VeriFone Holdings Inc., (2)	1,248,462

12,277	Wright Express Corporation, (2), (3)	965,095
	Total IT Services	14,351,013
	Leisure Equipment & Products – 0.4%

21,696	Polaris Industries Inc., (3)	1,889,505
	Life Sciences Tools & Services – 1.2%

6,718	Bio-Rad Laboratories Inc., (2)	764,441

15,478	Charles River Laboratories International, Inc., (2)	639,551

18,253	Covance, Inc., (2)	1,217,658

10,220	Mettler-Toledo International Inc., (2)	2,172,057

11,563	Techne Corporation	828,836
	Total Life Sciences Tools & Services	5,622,543
	Machinery – 5.2%

32,336	AGCO Corporation	1,713,808

16,698	CLARCOR, Inc.	842,581

15,606	Crane Company	784,670

47,044	Donaldson Company, Inc.	1,769,325

16,376	Gardner Denver, Inc.	1,152,379

20,236	Graco Inc., (3)	1,157,499

26,877	Harsco Corporation	685,095

26,542	IDEX Corporation	1,324,180

29,402	ITT Industries, Inc.	755,043

26,559	Kennametal Inc., (3)	1,089,185

26,441	Lincoln Electric Holdings Inc.	1,425,963

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Machinery (continued)

18,652	Nordson Corporation, (3)	$1,261,248

30,463	Oshkosh Truck Corporation, (2)	1,193,540

16,944	SPX Corporation	1,264,531

36,854	Terex Corporation, (2), (3)	1,193,333

26,519	Timken Company	1,421,684

26,326	Trinity Industries Inc.	1,045,142

7,816	Valmont Industries, Inc., (3)	1,138,948

15,971	Wabtec Corporation	1,495,205

20,082	Woodward Governor Company	771,350
	Total Machinery	23,484,709
	Marine – 0.4%

18,646	Kirby Corporation, (2)	1,317,340

14,194	Matson Incorporated	389,058
	Total Marine	1,706,398
	Media – 1.1%

19,129	AMC Networks Inc., Class A Shares, (2)	1,089,779

33,702	Cinemark Holdings Inc.	948,374

22,568	Dreamworks Animation SKG Inc., (2), (3)	392,909

15,257	John Wiley and Sons Inc., Class A	584,343

18,557	Lamar Advertising Company, (2)	791,270

11,632	Meredith Corporation, (3)	421,776

38,349	New York Times, Class A, (2), (3)	339,772

8,765	Scholastic Corporation, (3)	259,970

13,507	Valassis Communications Inc., (3)	379,006
	Total Media	5,207,199
	Metals & Mining – 1.6%

14,747	Carpenter Technology Inc.	771,711

38,808	Commercial Metals Company	646,153

10,890	Compass Minerals International, Inc.	784,625

25,200	Reliance Steel & Aluminum Company	1,630,944

21,668	Royal Gold, Inc.	1,617,950

73,122	Steel Dynamics Inc.	1,112,186

17,432	Worthington Industries, Inc.	479,031
	Total Metals & Mining	7,042,600
	Multiline Retail – 0.1%

33,038	Saks Inc., (2)	357,141
	Multi-Utilities – 1.0%

37,016	Alliant Energy Corporation	1,696,813

14,736	Black Hills Corporation	594,598

62,979	MDU Resources Group Inc.	1,468,670

27,393	Vectren Corporation	864,523
	Total Multi-Utilities	4,624,604
	Office Electronics – 0.2%

16,962	Zebra Technologies Corporation, Class A, (2)	734,115

54	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 3.1%

73,542	Alpha Natural Resources Inc., (2)	$651,582

70,800	Arch Coal Inc., (3)	504,096

16,060	Bill Barrett Corporation, (2), (3)	256,478

28,864	Cimarex Energy Company	1,843,255

24,063	Energen Corporation	1,158,393

39,475	Forest Oil Corporation, (2), (3)	274,746

67,221	HollyFrontier Company	3,510,281

20,063	Northern Oil and Gas Inc., (2)	331,842

43,025	Plains Exploration & Production Company, (2)	2,054,444

39,801	Quicksilver Resources Inc., (2), (3)	109,055

17,523	Rosetta Resources, Inc., (2)	929,069

22,038	SM Energy Company	1,281,730

23,646	World Fuel Services Corporation	1,019,379
	Total Oil, Gas & Consumable Fuels	13,924,350
	Paper & Forest Products – 0.4%

11,762	Domtar Corporation	978,951

46,149	Louisiana-Pacific Corporation, (2)	896,675
	Total Paper & Forest Products	1,875,626
	Pharmaceuticals – 0.3%

37,238	Endo Pharmaceuticals Holdings Inc., (2)	1,178,955
	Professional Services – 0.8%

11,194	Corporate Executive Board Company	560,931

13,261	FTI Consulting Inc., (2)	430,983

26,166	Manpower Inc.	1,347,549

19,059	Towers Watson & Company, Class A Shares	1,164,124
	Total Professional Services	3,503,587
	Real Estate Investment Trust – 8.9%

21,241	Alexandria Real Estate Equities Inc., (3)	1,539,973

34,199	American Campus Communities Inc.	1,592,647

51,469	BioMed Realty Trust Inc.	1,047,394

25,631	BRE Properties, Inc.	1,304,105

28,054	Camden Property Trust	1,946,667

26,946	Corporate Office Properties	712,991

103,735	Duke Realty Corporation, (3)	1,598,556

20,609	Equity One Inc.	465,969

12,182	Essex Property Trust Inc., (3)	1,873,348

24,561	Extra Space Storage Inc.	978,510

21,555	Federal Realty Investment Trust	2,281,597

26,191	Highwoods Properties, Inc., (3)	942,876

17,093	Home Properties New York, Inc., (3)	1,050,707

41,235	Hospitality Properties Trust	1,039,947

39,436	Liberty Property Trust, (3)	1,544,708

45,564	Macerich Company, (3)	2,721,082

27,741	Mack Cali Realty Corporation	753,723

36,700	National Retail Properties, Inc., (3)	1,175,134

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

37,370	Omega Healthcare Investors Inc., (3)	$955,177

13,465	Potlatch Corporation	584,246

41,091	Rayonier Inc., (3)	2,212,339

49,176	Realty Income Corporation, (3)	2,148,008

30,146	Regency Centers Corporation	1,502,175

58,885	Senior Housing Properties Trust	1,418,540

30,139	SL Green Realty Corporation	2,422,573

20,578	Taubman Centers Inc.	1,677,107

83,426	UDR Inc., (3)	1,993,047

38,285	Weingarten Realty Trust, (3)	1,104,139
	Total Real Estate Investment Trust	40,587,285
	Real Estate Management & Development – 0.4%

14,296	Alexander & Baldwin Inc., (2)	480,346

14,689	Jones Lang LaSalle Inc.	1,353,444
	Total Real Estate Management & Development	1,833,790
	Road & Rail – 1.9%

18,667	Con-Way, Inc., (3)	585,770

14,533	Genesee & Wyoming Inc., (2), (3)	1,229,201

30,371	J.B. Hunt Transports Services Inc., (3)	2,043,057

36,703	Kansas City Southern Industries, (3)	3,417,416

15,397	Landstar System	878,245

14,827	Werner Enterprises, Inc.	350,214
	Total Road & Rail	8,503,903
	Semiconductors & Equipment – 1.9%

146,634	Atmel Corporation, (2)	982,448

38,783	Cree, Inc., (2), (3)	1,673,486

43,443	Cypress Semiconductor Corporation	446,160

41,362	Fairchild Semiconductor International Inc., Class A, (2)	610,917

48,088	Integrated Device Technology, Inc., (2), (3)	347,676

21,857	International Rectifier Corporation, (2), (3)	425,993

42,289	Intersil Holding Corporation, Class A	365,800

77,026	MEMC Electronic Materials, (2)	320,428

93,221	RF Micro Devices, Inc., (2)	466,105

22,083	Semtech Corporation, (2), (3)	666,023

13,545	Silicon Laboratories Inc., (2)	591,104

64,811	Skyworks Solutions Inc., (2), (3)	1,551,575
	Total Semiconductors & Equipment	8,447,715
	Software – 4.0%

13,135	ACI Worldwide, Inc., (2)	624,438

10,546	Advent Software Inc., (2)	259,959

30,896	Ansys Inc., (2)	2,273,946

93,390	Cadence Design Systems, Inc., (2), (3)	1,300,923

71,122	Compuware Corporation, (2)	826,438

14,880	Concur Technologies, Inc., (2), (3)	995,472

14,189	FactSet Research Systems Inc., (3)	1,312,766

11,646	Fair Isaac Corporation	524,885

56	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

35,990	Informatica Corporation, (2)	$1,331,990

31,510	Mentor Graphics Corporation, (2), (3)	539,766

26,759	Micros Systems, Inc., (2)	1,231,717

39,849	Parametric Technology Corporation, (2)	923,700

35,056	Rovi Corporation, (2)	606,118

20,373	Solarwinds, Inc., (2)	1,108,699

22,952	Solera Holdings Inc.	1,257,999

49,736	Synopsys Inc., (2)	1,663,172

52,108	Tibco Software Inc., (2)	1,221,412
	Total Software	18,003,400
	Specialty Retail – 3.9%

24,023	Aaron Rents Inc.	712,282

24,430	Advance Auto Parts, Inc.	1,796,094

26,104	Aeropostale, Inc., (2)	353,187

60,102	American Eagle Outfitters, Inc.	1,214,661

16,133	Ann Inc., (2), (3)	497,542

42,802	Ascena Retail Group Inc., (2)	725,494

12,930	Barnes & Noble Inc., (2), (3)	172,486

15,416	Cabela’s Incorporated, (2)	795,774

55,506	Chico’s FAS, Inc.	995,223

32,727	Dick’s Sporting Goods Inc., (3)	1,557,478

50,270	Foot Locker, Inc.	1,726,775

20,463	Guess Inc.	554,343

95,131	Office Depot, Inc., (2)	411,917

19,596	Rent-A-Center Inc.	699,185

26,738	Signet Jewelers Limited, (3)	1,673,264

22,761	Tractor Supply Company	2,359,633

29,568	Williams-Sonoma Inc.	1,300,992
	Total Specialty Retail	17,546,330
	Textiles, Apparel & Luxury Goods – 1.7%

16,653	Carter’s Inc., (2)	1,003,010

12,156	Deckers Outdoor Corporation, (2), (3)	485,632

32,536	Hanesbrands Inc., (2)	1,219,449

23,562	PVH Corporation	2,800,815

25,830	Under Armour, Inc., (2), (3)	1,313,972

13,663	Warnaco Group, Inc., (2)	1,000,268
	Total Textiles, Apparel & Luxury Goods	7,823,146
	Thrifts & Mortgage Finance – 0.6%

27,245	Astoria Financial Corporation, (3)	265,366

146,454	New York Community Bancorp Inc., (3)	1,955,161

35,429	Washington Federal Inc.	623,196
	Total Thrifts & Mortgage Finance	2,843,723
	Tobacco – 0.1%

7,798	Universal Corporation, (3)	424,055

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)					Value

	Trading Companies & Distributors – 0.9%

15,643	GATX Corporation					$740,696

15,487	MSC Industrial Direct Inc., Class A					1,225,331

30,880	United Rentals Inc., (2), (3)					1,563,146

9,237	Watsco Inc.					696,008
	Total Trading Companies & Distributors					4,225,181
	Water Utilities – 0.3%

46,673	Aqua America Inc.					1,270,906
	Wireless Telecommunication Services – 0.2%

33,716	Telephone and Data Systems Inc.					852,677
	Total Common Stocks (cost $331,073,199)					424,802,884

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.9%

	Money Market Fund – 19.9%

90,446,303	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)					$90,446,303
	Total Investments Purchased with Collateral from Securities Lending (cost $90,446,303)					90,446,303
Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 6.5%

	Money Market Funds – 6.0%

27,332,398	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$27,332,398
	U.S. Government and Agency Obligations – 0.5%

$2,350	U.S. Treasury Bills, (7)	0.000%		2/21/13	AAA	2,349,965
	Total Short-Term Investments (cost $29,682,255)					29,682,363
	Total Investments (cost $451,201,757) – 120.0%					544,931,550
	Other Assets Less Liabilities – (20.0)%					(90,728,120)
	Net Assets – 100%					$454,203,430

Investments in Derivatives at January 31, 2013:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	271	3/13	$29,571,520	$1,997,696

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

58	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$424,802,884	$—	$—	$424,802,884
Investments Purchased with Collateral from Securities Lending	90,446,303	—	—	90,446,303
Short-Term Investments: Money Market Funds	27,332,398	—	—	27,332,398
U.S. Government & Agency Obligations	—	2,349,965	—	2,349,965
Derivatives:
Futures*	1,997,696	—	—	1,997,696
Total	$544,579,281	$2,349,965	$—	$546,929,246
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$1,997,696	Payable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

January 31, 2013

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments was $452,572,053.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$112,292,073
Depreciation	(19,932,576)
Net unrealized appreciation (depreciation) of investments	$92,359,497

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $87,587,725.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

60	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 94.3%

	Aerospace & Defense – 1.5%

2,785	AAR Corporation	$52,497

1,198	Aerovironment, Inc., (2)	25,937

551	American Science & Engineering Inc.	37,237

2,236	API Technologies Corporation, (2)	6,350

835	Astronics Corporation, (2)	19,130

458	CPI Aerostructures, Incorporated, (2)	5,166

1,100	Cubic Corporation	51,700

3,244	Curtiss-Wright Corporation	115,649

2,501	DigitalGlobe Inc., (2), (3)	69,953

2,119	Esterline Technologies Corporation, (2)	140,680

4,127	GenCorp Inc., (2), (3)	44,283

1,033	GeoEye Inc., (2)	37,012

3,642	Heico Corporation, (3)	165,201

6,884	Hexcel Corporation, (2)	184,422

1,718	Keyw Holding Corporation, (2)	22,093

2,774	Kratos Defense & Security Solutions Inc., (2), (3)	12,233

622	LMI Aerospace, Inc., (2)	13,746

3,128	Moog Inc., Class A Shares, (2)	137,006

332	National Presto Industries Inc., (3)	24,352

4,077	Orbital Sciences Corporation, (2)	59,932

164	SIFCO Industries, Incorporated	2,539

731	Sypris Solutions, Inc.	3,026

3,572	Taser International, Inc., (2)	29,898

2,541	Teledyne Technologies Inc., (2)	173,449
	Total Aerospace & Defense	1,433,491
	Air Freight & Logistics – 0.4%

3,674	Air Transport Services Group Inc., (2)	17,084

1,826	Atlas Air Worldwide Holdings Inc., (2)	82,334

965	Echo Global Logistics, Inc., (2)	17,920

2,010	Forward Air Corporation	74,591

2,564	Hub Group, Inc., (2)	94,381

2,992	Pacer International, Inc., (2)	12,177

599	Park Ohio Holdings Corporation, (2)	14,460

1,219	XPO Logistics, Incorporated, (2)	20,418
	Total Air Freight & Logistics	333,365
	Airlines – 0.8%

4,885	Alaska Air Group, Inc., (2)	225,345

1,026	Allegiant Travel Company	76,406

3,530	Hawaiian Holdings Inc., (2)	20,368

16,154	JetBlue Airways Corporation, (2), (3)	93,855

3,348	Republic Airways Holdings, Inc., (2)	28,090

3,521	SkyWest Inc.	44,505

2,875	Spirit Airline Holdings, (2)	55,746

11,222	US Airways Group Inc., (2), (3)	160,250
	Total Airlines	704,565

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Auto Components – 0.8%

4,610	American Axle and Manufacturing Holdings Inc., (2)	$53,845

4,308	Cooper Tire & Rubber	109,682

10,209	Dana Holding Corporation, (3)	164,161

1,692	Dorman Products, Inc., (3)	58,594

1,331	Drew Industries Inc.	48,741

5,421	Exide Technologies, (2)	18,648

1,279	Federal Mogul Corporation, Class A Shares, (2)	11,946

1,070	Fuel Systems Solutions, Inc., (2)	15,708

2,042	Gentherm Inc., (2)	29,568

3,722	Modine Manufacturing Company, (2)	31,563

403	Shiloh Industries, Inc.	4,373

2,646	Spartan Motors, Inc.	15,003

1,372	Standard Motor Products Inc.	31,844

1,936	Stoneridge Inc., (2)	12,119

1,588	Superior Industries International Inc.	32,189

4,196	Tenneco Inc., (2)	146,692

423	Tower International Inc., (2)	4,099
	Total Auto Components	788,775
	Automobiles – 0.0%

2,020	Winnebago Industries Inc., (2)	37,814
	Beverages – 0.1%

538	Boston Beer Company, (2), (3)	75,503

4,672	Central European Distribution Corporation, (2), (3)	10,045

313	Coca-Cola Bottling Company Consolidated	20,260

720	Craft Brewers Alliance Inc., (2)	4,802

780	National Beverage Corporation	10,772
	Total Beverages	121,382
	Biotechnology – 3.7%

4,110	Achillion Pharmaceuticals, Inc., (2), (3)	36,908

2,772	Acorda Therapeutics, Inc., (2)	80,055

1,947	Aegerion Pharmaceuticals Inc., (2), (3)	55,120

2,497	Affymax, Inc., (2)	46,969

1,692	Agenus Inc., (2)	7,699

8,463	Alkermes Inc., (2), (3)	195,072

3,802	Alnylam Pharmaceuticals, Inc., (2), (3)	91,742

1,477	AMAG Pharmaceuticals Inc., (2)	23,558

2,084	Amicus Therapeutics, Inc., (2)	7,919

1,118	Anacor Pharmaceuticals Inc., (2), (3)	4,461

14,988	Arena Pharmaceuticals, Inc., (2), (3)	126,499

4,071	ArQule Inc., (2)	10,300

8,028	Array Biopharma, Inc., (2)	30,266

6,436	Astex Pharmaceuticals Inc., (2)	21,561

3,171	Aveo Pharmaceuticals Inc., (2)	25,083

3,398	BioCryst Pharmaceuticals, Inc., (2), (3)	5,505

343	BioSpecifics Technologies Corporation, (2)	5,231

62	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

2,107	BioTime Inc., (2), (3)	$9,692

4,284	Celldex Therapeutics, Inc., (2)	31,959

4,536	Cepheid, Inc., (2), (3)	164,294

354	ChemoCentryx Inc., (2)	4,113

944	Clovis Oncology Inc., (2), (3)	18,635

1,810	Codexis Inc., (2)	4,290

1,225	Coronado Biosciences Inc., (2), (3)	8,992

4,378	Cubist Pharmaceuticals Inc., (2), (3)	188,429

5,462	Curis, Inc., (2), (3)	17,369

4,231	Cytori Therapeutics, Inc., (2), (3)	11,593

10,646	Dendreon Corporation, (2), (3)	62,598

2,998	Discovery Labs, Inc., (2), (3)	6,746

596	Durata Therapeutics Inc., (2)	4,542

6,829	Dyax Corporation, (2)	21,716

12,038	Dynavax Technologies Corporation, (2), (3)	37,197

1,691	Emergent BioSolutions, Inc., (2)	27,141

2,758	Enzon Inc.	13,652

4,401	EXACT Sciences Corporation, (2)	48,499

12,671	Exelixis, Inc., (2), (3)	59,047

1,093	Genomic Health, Inc., (2), (3)	30,659

9,130	Geron Corporation, (2)	14,425

1,828	GTX, Inc., (2)	9,140

6,203	Halozyme Therapeutics, Inc., (2)	41,498

231	Hyperion Therapeutics Inc., (2)	3,611

6,228	Idenix Pharmaceuticals Inc., (2), (3)	29,583

3,534	ImmunoCellular Therapeutics, Limited, (2)	7,421

5,768	ImmunoGen, Inc., (2), (3)	82,598

4,557	Immunomedics, Inc., (2), (3)	13,170

1,955	Infinity Pharmaceuticals, Inc., (2), (3)	67,350

325	Intercept Pharmaceuticals Incorporated, (2), (3)	13,127

5,623	Intermune, Inc., (2)	55,387

5,196	Ironwood Pharmaceuticals Inc., (2), (3)	66,613

6,926	ISIS Pharmaceuticals, Inc., (2), (3)	100,635

4,922	Keryx Biopharmaceuticals, Inc., (2), (3)	44,692

349	Kythera Biopharmaceuticals ,Incorporated, (2)	9,762

14,618	Lexicon Genetics, Inc., (2)	31,136

1,261	Ligand Pharmaceuticals, Inc., (2)	25,346

7,796	MannKind Corporation, (2), (3)	18,866

1,918	Maxygen, Inc.	4,699

1,051	Merrimack Pharmaceuticals, Inc., (2)	6,380

3,238	Momenta Pharmaceuticals, Inc., (2)	40,831

4,583	Neurocrine Biosciences Inc., (2)	41,522

876	NewLink Genetics Corporation, (2), (3)	10,381

8,968	Novavax, Inc., (2), (3)	16,053

5,955	NPS Pharmaceuticals, Inc., (2), (3)	52,642

1,005	OncoGenex Pharmaceutical Inc., (2)	13,226

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Biotechnology (continued)

3,950	Oncothyreon Inc., (2)	$7,821

7,385	Opko Health Inc., (2), (3)	47,412

5,029	Orexigen Therapeutics Inc., (2), (3)	28,766

1,138	Osiris Therapeutics, Inc., (2)	8,956

9,669	PDL Biopahrma Inc., (3)	66,523

3,761	Pharmacyclics, Inc., (2), (3)	260,750

2,872	Progenics Pharmaceuticals, Inc., (2)	8,185

3,577	Raptor Pharmaceuticals Corporation, (2), (3)	19,352

895	Regulus Therapeutics Incorporated, (2)	5,379

2,132	Repligen Corporation, (2)	14,711

5,896	Rigel Pharmaceuticals, Inc., (2)	38,678

3,636	Sangamo Biosciences, Inc., (2), (3)	34,797

6,571	Seattle Genetics, Inc., (2), (3)	193,516

2,430	SIGA Technologies, Inc., (2), (3)	7,096

4,114	Spectrum Pharmaceuticals, Inc.	51,878

2,047	Sunesis Pharmaceuticals, Inc., (2), (3)	11,606

721	Synageva BioPharma Corporation, (2), (3)	33,353

2,841	Synergy Pharmaceuticals Inc., (2)	15,938

2,748	Synta Pharmaceuticals Corporation, (2), (3)	30,778

1,882	Targacept, Inc., (2)	8,450

299	Tesaro Inc., (2), (3)	5,412

4,194	Theravance Inc., (2), (3)	93,317

3,109	Threshold Pharmaceuticals, Inc., (2), (3)	14,364

2,124	Trius Therapeutics, Inc., (2)	10,960

1,952	Vanda Pharmaceuticals, Inc., (2)	7,847

437	Verastem Inc., (2)	4,353

5,473	Vical, Inc., (2), (3)	19,593

5,629	XOMA Limited, (2), (3)	15,142

4,596	ZIOPHARM Oncology, Inc., (2), (3)	18,246
	Total Biotechnology	3,448,384
	Building Products – 0.9%

1,285	Aaon, Inc.	29,221

1,394	Ameresco Inc., Class A Shares, (2)	13,717

669	American Woodmark Company, (2)	18,605

1,956	Apogee Enterprises, Inc.	47,824

3,108	Builders FirstSource, Inc., (2)	19,487

2,110	Gibraltar Industries Inc., (2)	36,651

3,146	Griffon Corporation, (3)	37,123

1,223	Insteel Industries, Inc.	18,541

1,268	NCI Building Systems Inc., (2)	19,629

536	Nortek Inc., (2)	38,672

273	Patrick Industries, Inc., (2)	4,494

1,351	PGT, Inc., (2)	6,620

2,542	Quanex Building Products Corporation	52,518

2,765	Simpson Manufacturing Company Inc.	89,641

2,692	A.O. Smith Corporation	186,502

64	Nuveen Investments

Shares	Description (1)	Value

	Building Products (continued)

1,032	Trex Company Inc., (2)	$43,602

1,362	Universal Forest Products Inc.	55,365

5,121	USG Corporation, (2), (3)	150,506
	Total Building Products	868,718
	Capital Markets – 2.5%

14,026	Apollo Investment Corporation	126,234

761	Arlington Asset Investment Corporation	17,785

2,134	Artio Global Investors Inc.	4,204

6,805	BGC Partners Inc., Class A	27,152

5,085	BlackRock Kelso Capital Corporation, (3)	54,257

1,330	Calamos Asset Management, Inc. Class A	13,859

206	Capital Southwest Corporation	22,217

781	CIFC Corporation, (2)	6,896

1,276	Cohen & Steers Inc., (3)	41,968

6,048	Cowen Group, Inc, Class A, (2), (3)	16,088

185	Diamond Hill Investment Group, Inc.	13,383

2,156	Duff & Phelps Corporation, Class A	34,259

1,102	Epoch Holding Corporation	30,856

1,978	Evercore Partners Inc.	75,797

2,620	FBR Capital Markets Corporation, (2)	10,401

823	Fidus Investment Corporation	14,756

7,269	Fifth Street Finance Corporation	78,869

3,202	Financial Engines Inc., (2), (3)	106,499

1,629	FXCM Inc., Class A Shares	19,532

441	GAMCO Investors Inc.	24,850

4,769	GFI Group, Inc.	16,215

1,452	Gladstone Capital Corporation	13,184

1,803	Gladstone Investment Corporation	13,468

1,276	Golub Capital BDC Inc.	20,544

2,009	Greenhill & Co Inc.	118,330

1,335	GSV Capital Corporation, (2), (3)	11,414

2,144	Harris & Harris Group, Inc., (2)	8,126

3,654	Hercules Technology Growth Capital, Inc.	44,688

2,255	HFF Inc., Class A Shares	39,327

541	Horizon Technology Finance Corporation	8,315

2,575	ICG Group Inc., (2)	30,900

952	INTL FCStone Inc., (2), (3)	16,679

2,683	Investment Technology Group, (2)	27,152

1,106	JMP Group Inc.	7,300

2,401	KBW Inc.	38,104

1,505	KCAP Financial Incorporated, (3)	15,562

12,560	Knight Trading Group Inc., (2), (3)	46,723

7,119	Ladenburg Thalmann Financial Services Inc., (2)	8,756

2,115	Main Street Capital Corporation, (3)	67,320

940	Manning & Napier Inc., (3)	13,254

5,014	MCG Capital Corporation	23,115

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Capital Markets (continued)

1,168	Medallion Financial Corporation	$14,939

1,978	Medley Capital Corporation	30,066

1,654	MVC Capital Inc.	20,129

1,335	New Mountain Finance Corporation	20,025

1,496	NGP Capital Resources Company	10,891

460	OFS Capital Corporation	6,610

711	Oppenheimer Holdings Inc., Class A	12,094

4,529	Pennantpark Investment Corporation, (3)	50,634

1,068	Piper Jaffray Companies, (2)	41,364

13,191	Prospect Capital Corporation, (3)	148,794

677	Pzena Investments Management, Inc.	3,947

1,437	Safeguard Scientifics Inc., (2)	22,187

2,996	Solar Capital Limited	75,709

794	Solar Senior Capital Limited	14,800

553	Stellus Capital Investment Corporation	8,428

3,711	Stifel Financial Corporation, (2), (3)	136,750

2,016	SWS Group Inc., (2)	13,285

397	TCP Capital Corporation	5,888

2,852	Technology Investment Capital Corporation	30,459

1,041	THL Credit Inc.	15,521

1,885	Triangle Capital Corporation	51,347

424	Virtus Investment Partners Inc., (2)	63,180

2,470	Walter Investment Management Corporation , (2)	110,681

460	Westwood Holding Group Inc.	19,338

4,049	WisdomTree Investments Inc., (2)	35,024
	Total Capital Markets	2,290,428
	Chemicals – 2.1%

2,040	A Schulman, Inc.	65,586

623	Ada-ES, Inc., (2), (3)	14,778

1,925	American Vanguard Corp., (3)	65,258

1,304	Arabian American Development Company , (2), (3)	10,315

2,367	Axiall Corporation, (3)	132,978

2,023	Balchem Corporation	75,660

3,936	Calgon Carbon Corporation, (2)	63,133

442	Chase Corporation, Common Stock	8,318

6,821	Chemtura Corporation, (2)	161,794

5,985	Ferro Corporation, (2)	30,524

3,420	Flotek Industries Inc., (2), (3)	46,033

1,333	FutureFuel Corporation	16,996

557	GSE Holdings Inc., (2)	3,877

3,449	H.B. Fuller Company	134,787

633	Hawkins Inc, (3)	24,700

1,507	Innophos Holdings, Inc.	76,209

1,594	Innospec, Inc.	64,159

539	KMG Chemicals, Inc.	10,537

1,435	Koppers Holdings Inc.	58,204

66	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

2,229	Kraton Performance Polymers Inc., (2)	$58,511

1,766	Landec Corporation, (2)	20,839

1,298	LSB Industries Inc., (2)	53,737

2,453	Minerals Technologies Inc.	101,481

5,536	Olin Corporation	128,767

2,239	OM Group Inc., (2)	61,841

3,194	OMNOVA Solutions Inc., (2)	26,127

6,194	PolyOne Corporation	135,277

895	Quaker Chemical Corporation	51,167

3,216	Sensient Technologies Corporation	122,530

2,129	Sparetech Corporation, (2)	20,289

1,161	Stepan Company	68,104

1,669	Tredegar Corporation	38,070

1,534	Zep Inc.	22,396

1,902	Zoltek Companies, Inc., (2), (3)	15,501
	Total Chemicals	1,988,483
	Commercial Banks – 6.0%

978	1st Source Corporation	22,103

2,065	1st United Bancorp Inc/North	13,257

511	Access National Corporation	7,926

330	Alliance Financial Corporation	14,721

511	American National Bankshares, Inc.	10,343

1,646	Ameris Bancorp., (2)	21,826

567	Ames National Corporation, (3)	12,406

665	Arrow Financial Corporation, (3)	16,226

411	BancFirst Corporation	16,810

1,953	Banco Latinoamericano de Exportaciones S.A.	45,310

2,238	Bancorp, Inc., (2)	26,364

6,529	BancorpSouth Inc.	94,671

370	Bank of Kentucky Financial Corporation	9,713

370	Bank of Marin Bancorp California	14,523

2,019	Bank of the Ozarks, Inc.	73,330

1,328	Banner Corporation	40,106

254	Bar Harbor Bankshares	8,966

5,391	BBCN Bancorp Inc.	65,177

280	Berkshire Bancorp, Inc.	2,335

5,402	Boston Private Financial Holdings Inc., (3)	49,969

593	Bridge Bancorp Inc.	12,121

643	Bridge Capital Holdings, (2)	10,089

790	Bryn Mawr Bank	18,281

536	BSB Bancorp Inc., (2)	6,834

221	C & F Financial, Inc.	8,981

531	Camden National Corporation	17,921

624	Capital Bank Financial Corporation, Class A Shares, (2)	9,653

805	Capital City Bank, (2)	9,016

2,020	Cardinal Financial Corporation	33,007

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Commercial Banks (continued)

418	Cascade Bancorp., (2)	$2,893

5,441	Cathay General Bancorp., (3)	105,610

776	Center Bancorp, Inc.	9,296

2,079	Centerstate Banks of Florida, Inc.	18,399

1,494	Central Pacific Financial Corporation, (2)	24,068

237	Century Bancorp, Inc.	7,899

1,900	Chemical Financial Corporation	46,189

844	Citizens & Northern Corporation	16,796

2,768	Citizens Republic Bancorp., (2)	56,523

979	City Holding Company, (3)	36,996

859	CNB Financial Corporation	14,594

2,412	Cobiz, Inc.	19,682

2,742	Columbia Banking Systems Inc., (3)	55,388

2,727	Community Bank System Inc.	77,447

912	Community Trust Bancorp, Inc.	30,744

178	Cresent Financial Corporation, (2), (3)	765

6,096	CVB Financial	67,056

1,264	Eagle Bancorp, Inc., (2)	28,516

410	Enterprise Bancorp, Inc.	7,064

1,233	Enterprise Financial Services Corporation	16,535

9,647	F.N.B. Corporation PA	111,809

1,299	Farmers National Banc Corporation	8,547

673	Fidelity Southern Corporation, (2)	7,538

955	Financial Institutions, Inc.	19,186

610	First Bancorp Maine	10,102

1,214	First Bancorp of North Carolina, Inc.	15,418

4,859	First Bancorp of Puerto Rico, (2)	24,927

5,143	First Busey Corporation	23,349

1,551	First California Financial Group, Inc., (2)	12,439

7,272	First Commonwealth Financial Corporation	51,413

1,224	First Community Bancshares, Inc.	19,523

1,149	First Connecticut Bancorp.	16,155

4,045	First Financial Bancorp.	61,848

2,175	First Financial Bankshares, Inc., (3)	89,306

772	First Financial Corporation	23,291

1,123	First Interstate BancSystem Inc.	19,349

1,978	First Merchants Corporation	29,769

5,178	First Midwest Bancorp, Inc.	65,605

534	First of Long Island Corporation	15,571

7,580	FirstMerit Corporation, (3)	115,443

691	FNB United Corporation, (2), (3)	7,615

872	German American Bancorp, Inc.	19,472

4,973	Glacier Bancorp, Inc., (3)	77,479

704	Great Southern Bancorp.	17,501

801	Green Bankshares, (4)	0

5,265	Guaranty Bancorp., (2)	10,951

68	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

5,273	Hancock Holding Company	$159,350

2,176	Hanmi Financial Corporation, (2)	35,795

1,004	Heartland Financial USA, Inc., (3)	23,785

1,433	Heritage Commerce Corporation, (2)	9,329

1,069	Heritage Financial Corporation	15,105

1,388	Heritage Oaks Bancorp, (2)	8,050

1,524	Home Bancshares, Inc.	52,913

1,462	HomeTrust Bancshares Inc., (2)	21,126

450	Horizon Bancorp.	8,969

1,073	Hudson Valley Holding Corporation	16,417

2,040	IberiaBank Corporation	105,040

1,535	Independent Bank Corporation, (3)	47,570

3,681	International Bancshares Corporation	71,964

2,974	Investors Bancorp, Inc.	52,491

2,047	Lakeland Bancorp, Inc.	19,958

1,128	Lakeland Financial Corporation	27,568

1,397	Mainsource Financial Group	19,279

3,779	MB Financial, Inc.	84,536

595	Mercantile Bank Corporation	9,818

333	Merchants Bancshares, Inc.	9,431

976	Metro Bancorp, Inc., (2)	15,333

1,093	Metrocorp Bancshares, Inc., (2)	11,017

350	Middleburg Financial Corporation	6,472

577	Midsouth Bancorp Inc.	8,690

470	MidWestOne Financial Group Inc.	11,233

499	National Bank Holdings Corporation	9,007

479	National Bankshares, Inc.	16,209

8,531	National Penn Bancshares, Inc.	83,177

2,212	NBT Bancorp, Inc.	45,877

422	Northrim Bancorp, Inc.	9,191

7,004	Old National Bancorp.	93,573

720	OmniAmerican Bancorp Inc., (2)	17,863

3,150	Oriental Financial Group Inc., (3)	45,266

1,258	Pacific Continental Corporation	13,825

737	Pacific Mercantile Bancorp., (2)	4,275

2,097	Pacwest Bancorp., (3)	57,626

829	Park National Corporation, (3)	54,258

3,081	Park Sterling Bank Inc., (2)	17,500

613	Peapack Gladstone Financial Corporation, (3)	9,005

250	Penns Woods Bancorp, Inc.	10,023

738	Peoples Bancorp, Inc.	16,015

2,392	Pinnacle Financial Partners, Inc., (2)	51,356

812	Preferred Bank Los Angeles, (2)	12,204

4,287	Privatebancorp, Inc.	73,608

3,274	Prosperity Bancshares, Inc.	147,690

1,735	Renasant Corporation	33,746

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Commercial Banks (continued)

688	Republic Bancorp, Inc., (3)	$15,459

1,998	S&T Bancorp, Inc.	36,843

1,669	Sandy Spring Bancorp, Inc.	33,130

1,146	SCBT Financial Corporation	48,247

5,081	Seacoast Banking Corporation of Florida, (2)	9,095

835	Sierra Bancorp.	10,404

1,183	Simmons First National Corporation	30,202

1,197	Southside Bancshares, Inc., (3)	25,305

1,344	Southwest Bancorp, Inc., (2)	17,217

2,193	State Bank Financial Corporation	35,000

1,595	StellarOne Corporation	23,845

2,137	Sterling Bancorp.	20,494

1,850	Sterling Financial Corporation	39,942

672	Suffolk Bancorp., (2)	9,294

2,753	Sun Bancorp, Inc., (2)	9,525

12,985	Susquehanna Bancshares Inc.	148,289

839	S.Y. Bancorp, Inc.	18,970

1,126	Taylor Capital Group, Inc., (2), (3)	19,536

2,773	Texas Capital BancShares, Inc., (2), (3)	114,802

759	Tompkins Financial Corporation, (3)	31,051

1,820	Towne Bank	27,609

1,104	Trico Bancshares	18,194

4,477	Trustmark Corporation, (3)	103,553

2,231	UMB Financial Corporation, (3)	98,766

7,734	Umpqua Holdings Corporation, (3)	97,758

1,400	Union First Market Bankshares Corporation	24,472

3,475	United Bankshares, Inc., (3)	88,578

2,884	United Community Banks, Inc., (2)	30,253

1,159	Univest Corporation of Pennsylvania	19,564

1,853	Virginia Commerce Bancorp, Inc., (2)	24,348

1,066	Washington Banking Company	15,020

995	Washington Trust Bancorp, Inc., (3)	26,228

4,986	Webster Financial Corporation	110,939

1,761	WesBanco, Inc.	40,838

1,081	West Bancorp, Inc.	11,967

1,332	West Coast Bancorp.	31,595

1,730	Westamerica Bancorp., (3)	76,847

5,036	Western Alliance Bancorporation, (2), (3)	61,943

4,272	Wilshire Bancorp, Inc., (2)	26,230

2,510	Wintrust Financial Corporation, (3)	93,046
	Total Commercial Banks	5,604,982
	Commercial Services & Supplies – 2.1%

3,715	ABM Industries Inc.	81,433

7,811	Acco Brands Corporation, (2)	65,066

1,236	Acorn Energy Inc., (3)	9,097

1,267	American Ecology Corporation	30,104

70	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

2,526	ARC Document Solutions, (2)	$6,037

665	AT Cross Company, Class A Shares, (2)	7,608

3,266	Brinks Company	97,392

2,586	Casella Waste Systems, Inc., (2)	11,740

496	CECO Environmental Corporation	5,486

3,731	Cenveo Inc., (2), (3)	9,328

73	CompX International Inc.	986

542	Consolidated Graphics Inc., (2)	19,853

662	Courier Corporation	8,017

3,525	Deluxe Corporation	129,685

5,481	EnergySolutions Inc., (2)	20,992

1,704	EnerNOC, Inc., (2)	26,327

1,808	Ennis Inc.	28,223

1,303	G&K Services, Inc.	52,172

4,642	Healthcare Services Group, Inc.	112,104

532	Heritage-Crystal Clean, Inc., (2)	8,368

4,032	Herman Miller Inc.	99,590

3,148	HNI Corporation, (3)	99,382

2,195	Innerworkings, Inc., (2), (3)	30,532

4,222	Interface, Inc.	70,845

622	Intersections, Inc.	6,456

2,254	Kimball International Inc., Class B	24,343

3,313	Knoll Inc.	54,930

1,712	McGrath Rentcorp.	51,172

2,772	Metalico Inc., (2)	5,350

1,907	Mine Safety Appliances Company	88,142

2,642	Mobile Mini, Inc., (2)	63,408

926	Multi Color Corporation	22,187

454	NL Industries Inc.	5,875

622	Performant Financial Corporation, (2)	7,899

1,742	Quad Graphics Inc., (3)	37,801

819	Schawk Inc.	10,516

1,083	Standard Parking Corporation, (2), (3)	22,700

5,258	Steelcase Inc.	71,667

7,787	Swisher Hygiene Inc., (2), (3)	11,681

1,376	Team, Inc., (2)	60,283

4,384	Tetra Tech, Inc., (2)	125,645

890	TMS International Corporation, Class A Shares, (2)	12,407

1,138	TRC Companies, (2)	6,794

1,002	UniFirst Corporation	81,903

2,811	United Stationers, Inc.	93,719

1,401	Viad Corporation	39,116
	Total Commercial Services & Supplies	1,934,361
	Communications Equipment – 1.9%

4,404	ADTRAN, Inc., (3)	88,961

176	Ambient Corporation, (2), (3)	493

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Communications Equipment (continued)

906	Anaren Microwave Inc., (2)	$17,730

7,814	Arris Group Inc., (2)	129,087

7,730	Aruba Networks, Inc., (2), (3)	178,099

4,236	Aviat Networks Inc., (2)	15,885

838	Aware Inc.	4,827

733	Bel Fuse, Inc., Class B	13,656

1,143	Black Box Corporation	26,780

1,985	CalAmp Corporation, (2)	16,992

2,714	Calix Inc., (2)	22,092

6,854	Ciena Corporation, (2)	107,334

1,170	Comtech Telecom Corporation	31,005

1,781	Digi International, Inc., (2)	17,454

6,000	Emulex Corporation, (2)	45,840

6,509	Extreme Networks Inc., (2)	24,018

6,310	Finisar Corporation, (2), (3)	97,805

1,593	Globecom Systems, Inc., (2)	19,753

8,127	Harmonic Inc., (2)	42,504

7,585	Infinera Corporation, (2), (3)	54,081

2,831	Interdigital Inc., (3)	122,837

2,915	IXIA, (2), (3)	55,356

1,020	KVH Industries, Inc., (2)	14,851

759	Loral Space & Communications, Inc.	44,546

2,626	Netgear, Inc., (2)	92,199

691	Numerex Corporation, (2)	8,575

5,048	Oclaro Inc., (2), (3)	8,178

1,318	Oplink Communications, Inc., (2)	22,208

5,245	Parkervision, Inc., (2), (3)	12,536

1,277	PC Tel, Inc.	9,475

2,938	Plantronics Inc.	120,811

1,332	Procera Networks Inc., (2)	22,418

580	Ruckus Wireless Incorporated, (2), (3)	13,665

3,333	ShoreTel, Inc., (2)	14,299

14,705	Sonus Networks, Inc., (2)	33,380

1,418	Sycamore Networks, Inc.	3,261

2,876	Symmetricom Inc., (2)	15,502

25,315	Tellabs Inc.	57,718

1,146	Telular Corporation	12,709

372	Tessco Technologies Inc.	8,314

724	Ubiquiti Networks Inc.	9,325

2,593	ViaSat, Inc., (2), (3)	99,597

3,411	Westell Technologies Inc., Class A, (2)	6,242
	Total Communications Equipment	1,762,398
	Computers & Peripherals – 0.7%

3,235	3D Systems Corporation, (2), (3)	187,145

2,063	Avid Technology Inc., (2)	15,266

2,559	Cray, Inc., (2)	47,521

72	Nuveen Investments

Shares	Description (1)	Value

	Computers & Peripherals (continued)

1,054	Datalink Corporation, (2)	$9,265

3,208	Electronics For Imaging, (2)	72,565

2,136	Imation Corporation, (2)	7,925

1,944	Immersion Corporation, (2)	13,219

4,146	Intermec Inc, (2)	40,962

1,608	Intevac, Inc., (2)	6,770

4,655	OCZ Technology Group Inc., (2), (3)	10,474

6,736	QLogic Corporation, (2)	77,801

16,196	Quantum Corporation, (2)	22,027

2,208	Silicon Graphics International Corporation, (2), (3)	32,104

2,451	STEC Inc., (2)	12,402

2,014	Super Micro Computer Inc., (2)	24,933

2,329	Synaptics, Inc., (2)	81,701
	Total Computers & Peripherals	662,080
	Construction & Engineering – 0.9%

2,714	Aegion Corporation, (2)	63,833

680	Argan, Inc.	12,784

2,584	Comfort Systems USA Inc.	33,359

2,324	Dycom Industries Inc., (2)	48,758

4,613	Emcor Group Inc.	167,590

2,576	Furmanite Corporation, (2)	13,679

2,672	Granite Construction Inc.	97,154

4,087	Great Lakes Dredge & Dock Corporation	38,336

1,371	Layne Christensen Company, (2)	31,081

3,787	MasTec Inc., (2), (3)	107,172

599	Michael Baker Corporation	15,388

1,418	MYR Group Inc., (2)	31,834

647	Northwest Pipe Company, (2)	15,949

1,875	Orion Marine Group Inc., (2)	14,625

1,190	Pike Electric Corporation	12,376

2,068	Primoris Services Corporation, (3)	39,664

1,129	Sterling Construction Company, Inc., (2)	11,572

2,468	Tutor Perini Corporation, (2)	40,944
	Total Construction & Engineering	796,098
	Construction Materials – 0.4%

3,379	Eagle Materials Inc., (3)	218,858

5,032	Headwater Inc., (2)	47,100

1,560	Texas Industries Inc., (2), (3)	88,670

120	United States Lime & Minerals, Inc., (2)	5,526
	Total Construction Materials	360,154
	Consumer Finance – 0.8%

1,096	Asset Acceptance Capital Corporation, (2)	5,886

722	Asta Funding, Inc.	6,837

2,031	Cash America International, Inc., (3)	97,305

543	Credit Acceptance Corporation, (2)	54,067

3,040	DFC Global Corporation, (2)	58,550

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Consumer Finance (continued)

1,515	Encore Capital Group, Inc., (2), (3)	$45,586

3,316	EZCORP, Inc., (2)	73,615

1,864	First Cash Financial Services, Inc., (2), (3)	99,370

4,023	First Marblehead Corporation, (2)	3,905

1,659	Green Dot Corporation, Class A Shares, (2)	22,231

1,657	Nelnet Inc.	50,423

1,958	Netspend Holdings, Inc., (2), (3)	21,225

688	Nicholas Financial, Inc.	8,992

1,183	Portfolio Recovery Associates, Inc., (2), (3)	126,522

315	Regional Management Corporation, (2)	5,292

717	World Acceptance Corporation, (2), (3)	55,603
	Total Consumer Finance	735,409
	Containers & Packaging – 0.3%

289	AEP Industries, Inc., (2)	18,606

2,033	Berry Plastics Corporation, (2), (3)	35,740

6,979	Boise Inc.	57,577

10,828	Graphic Packaging Holding Company, (2)	75,904

2,316	Myers Industries, Inc.	34,230

379	UFP Technologies, Inc., (2)	7,171
	Total Containers & Packaging	229,228
	Distributors – 0.2%

1,261	Audiovox Corporation, (2)	12,181

790	Core-Mark Holding Company, Inc.	39,603

3,283	Pool Corporation, (3)	150,427

460	Weyco Group, Inc.	10,479
	Total Distributors	212,690
	Diversified Consumer Services – 1.1%

1,247	American Public Education Inc., (2), (3)	48,047

983	Ascent Media Corporation, (2)	62,627

1,204	Bridgepoint Education Inc., (2)	12,702

879	Capella Education Company, (2)	24,014

3,578	Career Education Corporation, (2)	12,380

1,096	Carriage Services Inc.	15,322

2,163	Coinstar Inc., (2), (3)	110,053

349	Collectors Universe, Inc.	4,198

5,412	Corinthian Colleges Inc., (2), (3)	13,314

1,843	Education Management Corporation, (2), (3)	7,980

2,762	Grand Canyon Education Inc., (2)	65,901

3,812	Hillenbrand Inc.	94,347

1,845	K12, Inc., (2), (3)	34,059

1,248	LifeLock, Incorporated, (2), (3)	11,706

1,577	Lincoln Educational Services Corporation	8,737

822	Mac-Gray Corporation	9,922

1,949	Matthews International Corporation	63,849

698	National American University Holdings Inc.	2,722

3,979	Regis Corporation, (3)	70,627

74	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

4,682	Sothebys Holdings Inc.	$168,177

1,055	Steiner Leisure Limited, (2)	47,528

5,165	Stewart Enterprises Class A	42,611

820	Strayer Education Inc., (3)	46,658

1,483	Universal Technical Institute Inc., (3)	16,758
	Total Diversified Consumer Services	994,239
	Diversified Financial Services – 0.3%

157	California First National Bancorp.	2,543

1,027	Gain Capital Holdings Inc.	4,406

2,524	MarketAxess	95,432

568	Marlin Business Services Corporation	12,496

554	MicroFinancial Incorporated	4,161

1,805	Newstar Financial, Inc., (2)	25,739

3,915	PHH Corporation, (2), (3)	85,660

1,574	PICO Holdings, Inc., (2)	33,101

830	Resource America Inc.	6,433
	Total Diversified Financial Services	269,971
	Diversified Telecommunication Services – 0.5%

4,887	8X8, Inc., (2)	32,352

623	Atlantic Tele-Network, Inc.	26,963

1,877	Cbeyond Inc., (2)	16,518

13,633	Cincinnati Bell Inc., (2), (3)	64,757

3,237	Cogent Communications Group, Inc.	80,180

2,767	Consolidated Communications Holdings, Inc., (3)	47,620

1,429	FairPoint Communications Inc., (2), (3)	13,233

2,663	General Communication, Inc., (2)	22,662

709	Hawaiian Telcom Holdco Inc., (2)	14,194

931	Hickory Tech Corporation	9,012

1,046	IDT Corporation	10,690

2,583	inContact, Inc., (2)	15,240

3,437	Iridium Communications Inc., (2), (3)	24,059

1,051	Lumos Networks Corporation, (3)	10,205

2,019	Neutral Tandem Inc.	5,593

2,471	Orbcomm, Inc., (2)	10,428

3,460	Premiere Global Services, Inc., (2)	32,420

795	Primus Telecommunications Group Inc.	8,491

3,283	TowerStream Corporation, (2), (3)	9,685

985	VocalTec Communications Limited, (2), (3)	12,953

11,001	Vonage Holdings Corporation, (2)	28,713
	Total Diversified Telecommunication Services	495,968
	Electric Utilities – 1.4%

2,636	ALLETE Inc	121,625

4,199	Cleco Corporation	179,507

2,706	El Paso Electric Company	91,165

2,915	Empire District Electric Company	61,827

3,463	IDACORP, INC	160,718

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Electric Utilities (continued)

1,598	MGE Energy, Inc.	$83,719

2,499	Otter Tail Power Corporation	67,173

5,506	PNM Resources Inc.	117,608

5,219	Portland General Electric Company	149,890

3,501	UIL Holdings Corporation	130,272

898	Unitil Corp.	24,048

2,783	UNS Energy Corporation	126,042
	Total Electric Utilities	1,313,594
	Electrical Equipment – 1.2%

2,927	Acuity Brands Inc., (3)	201,378

2,869	American Superconductor Corporation, (2)	7,603

1,746	AZZ Inc.	74,711

3,146	Belden Inc.	151,480

3,391	Brady Corporation	118,312

20,636	Capstone Turbine Corporation, (2), (3)	17,398

601	Coleman Cable Inc.	6,148

1,142	Encore Wire Corporation	37,252

3,315	EnerSys, (2)	135,683

549	Enphase Energy Incorporated, (2)	2,070

1,621	Franklin Electric Company, Inc.	107,829

10,460	Fuelcell Energy Inc., (2)	11,401

1,710	Generac Holdings Inc., (3)	63,578

1,189	Global Power Equipment Group Inc.	19,511

3,634	II VI Inc., (2)	61,851

1,350	LSI Industries, Inc., (3)	9,774

617	Powell Industries Inc., (2)	27,919

162	Preformed Line Products Company	10,932

1,017	Thermon Group Holdings Inc., (2)	24,611

1,358	Vicor Corporation, (2)	7,306
	Total Electrical Equipment	1,096,747
	Electronic Equipment & Instruments – 2.1%

1,367	Aeroflex Holding Corporation, (2)	9,555

1,105	Agilysys Inc., (2)	9,404

1,949	Anixter International Inc.	131,129

418	Audience Incorporated, (2)	5,108

1,004	Badger Meter Inc.	49,688

3,986	Benchmark Electronics Inc., (2)	69,994

2,795	Checkpoint Systems Inc., (2)	33,708

2,962	Cognex Corporation	117,473

1,637	Coherent Inc.	90,706

2,355	CTS Corporation	23,432

2,496	Daktronics Inc.	29,603

1,265	DTS, Inc., (2)	24,162

2,625	Echelon Corporation, (2)	6,353

1,297	Electro Rent Corporation	20,078

1,585	Electro Scientific Industries Inc.	17,118

76	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

1,525	Fabrinet, (2), (3)	$22,326

1,169	FARO Technologies, Inc., (2)	38,822

2,622	FEI Company	159,837

2,016	GSI Group, Inc., (2)	19,152

3,069	Insight Enterprises Inc., (2)	60,152

2,517	InvenSense Incorporated, (2), (3)	36,748

3,102	Kemet Corporation, (2)	17,868

724	Key Tronic Corporation, (2)	6,972

1,497	Littelfuse Inc.	95,823

2,014	Maxwell Technologies, Inc., (2), (3)	19,475

1,044	Measurement Specialties, Inc., (2)	36,853

2,140	Mercury Computer Systems Inc., (2)	15,729

169	Mesa Laboratories, Inc.	8,786

2,559	Methode Electronics, Inc.	24,618

1,112	MTS Systems Corporation	63,217

606	Multi Fineline Electronix, Inc., (2)	9,681

1,554	Neonode Incorporated, (2), (3)	8,081

2,641	Newport Corporation, (2)	38,083

1,372	OSI Systems Inc., (2)	74,719

1,437	Park Electrochemical Corporation	37,563

597	PC Connection, Inc.	7,373

2,418	Plexus Corporation, (2)	61,707

4,637	Power One Inc, (2)	18,641

1,582	Radisys Corporation, (2)	6,170

2,864	RealD Inc., (2), (3)	32,592

858	Richardson Electronics Limited	10,399

1,973	Rofin Sinar Technologies Inc., (2)	50,568

1,124	Rogers Corporation, (2)	52,671

5,633	Sanmina-SCI Corporation, (2)	53,626

1,906	ScanSource, Inc., (2)	55,388

1,717	SYNNEX Corporation, (2), (3)	61,726

3,675	TTM Technologies, Inc., (2)	29,290

2,745	Universal Display Corporation, (2)	76,366

252	Viasystems Group Inc., (2)	3,551

791	Vishay Precision Group Inc., (2)	10,433

1,126	Zygo Corporation, (2)	17,915
	Total Electronic Equipment & Instruments	1,980,432
	Energy Equipment & Services – 2.0%

2,720	Basic Energy Services, Inc., (2), (3)	35,170

593	Bolt Technology Corporation	8,836

2,472	Bristow Group Inc.	140,855

3,082	C&J Energy Services Inc., (2)	70,609

6,644	Cal Dive International Inc., (2), (3)	12,624

549	Dawson Geophysical Company, (2)	14,669

2,778	Dril Quip Inc., (2), (3)	225,268

4,482	Exterran Holdings, Inc., (2)	104,162

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

1,019	Forbes Energy Services Limited, (2)	$2,374

1,533	Forum Energy Technologies Incorporated, (2)	39,107

881	Geospace Technologies Corporation, (2)	79,431

1,343	Global Geophysical Services Inc., (2)	5,130

994	Gulf Island Fabrication, Inc.	23,081

1,854	Gulfmark Offshore Inc.	64,445

9,728	Heckmann Corporation, (2), (3)	37,356

7,302	Helix Energy Solutions Group, (2)	173,203

10,954	Hercules Offshore Inc., (2)	72,077

2,441	Hornbeck Offshore Services Inc., (2)	89,853

9,122	ION Geophysical Corporation, (2)	62,030

10,441	Key Energy Services Inc., (2)	84,885

2,323	Lufkin Industries Inc., (3)	134,525

1,779	Matrix Service Company, (2)	25,404

879	Mitcham Industries, Inc., (2)	13,027

851	Natural Gas Services Group, (2)	15,480

6,214	Newpark Resources Inc., (2), (3)	53,565

8,130	Parker Drilling Company, (2)	45,691

900	PHI Inc., (2)	29,781

4,277	Pioneer Energy Services Corporation, (2)	32,420

852	RigNet, Inc., (2)	18,250

2,097	Tesco Corporation, (2)	25,353

5,362	TETRA Technologies, (2)	45,577

1,007	TGC Industries Inc.	9,164

13,237	Vantage Drilling Company, (2), (3)	24,753

2,690	Willbros Group Inc., (2)	17,593
	Total Energy Equipment & Services	1,835,748
	Food & Staples Retailing – 1.0%

1,285	Andersons, Inc.	60,588

78	Arden Group, Inc.	7,301

2,633	Casey’s General Stores, Inc.	144,104

2,884	Harris Teeter Supermarkets Incorporated	119,657

873	Ingles Markets, Inc.	16,753

844	Nash Finch Company	17,530

493	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	10,126

1,616	Pantry, Inc., (2)	20,200

1,191	PriceSmart, Inc., (3)	91,719

45,618	Rite Aid Corporation, (2)	72,989

1,383	Roundys Inc., (3)	8,049

1,498	Spartan Stores, Inc., (3)	24,328

14,672	SUPERVALU INC., (3)	57,368

774	Susser Holdings Corporation, (2)	32,400

761	The Chef’s Warehouse Inc., (2)	12,625

3,376	United Natural Foods Inc., (2)	182,236

582	Village Super Market, Inc.	18,618

618	Weis Markets Inc.	24,881
	Total Food & Staples Retailing	921,472

78	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 1.4%

243	Alico Inc.	$10,588

345	Annie’s Incorporated, (2), (3)	12,372

3,634	B&G Foods Inc.	115,198

4,075	Boulder Brands Inc., (2), (3)	54,727

822	Calavo Growers, Inc.	20,476

999	Cal-Maine Foods, Inc., (3)	41,638

3,175	Chiquita Brands International Inc., (2)	23,336

8,130	Darling International Inc., (2)	137,153

1,529	Diamond Foods Inc., (3)	21,834

2,478	Dole Food Company Inc., (2)	27,605

470	Farmer Brothers Company, (2)	6,317

2,345	Fresh Del Monte Produce Inc.	61,791

193	Griffin Land & Nurseries, Inc.	5,809

2,547	Hain Celestial Group Inc., (2), (3)	145,154

903	Inventure Group, (2)	6,438

966	J&K Snack Foods Corporation	65,833

549	John B Sanfillippo & Son, Inc.	10,118

1,137	Lancaster Colony Corporation	81,250

294	Lifeway Foods, Inc.	3,043

572	Limoneira Company	12,441

1,354	Omega Protein Corporation, (2)	9,356

4,171	Pilgrim’s Pride Corporation, (2), (3)	35,245

1,814	Post Holdings Inc., (2)	68,914

1,587	Sanderson Farms Inc.	80,112

593	Seneca Foods Corporation, (2)	17,796

3,035	Snyders Lance Inc.	77,180

1,614	Tootsie Roll Industries Inc., (3)	43,739

2,486	Treehouse Foods Inc., (2)	131,584

840	Westway Group, Inc., (2)	5,712
	Total Food Products	1,332,759
	Gas Utilities – 0.9%

663	Chesapeake Utilities Corporation	31,466

470	Delta Natural Gas Company, Inc.	9,259

1,458	Laclede Group Inc., (3)	58,203

2,872	New Jersey Resources Corporation	120,710

1,852	Northwest Natural Gas Company	84,118

4,955	Piedmont Natural Gas Company, (3)	157,371

2,101	South Jersey Industries Inc., (3)	114,042

3,154	Southwest Gas Corporation	140,479

3,291	WGL Holdings Inc.	137,992
	Total Gas Utilities	853,640
	Health Care Equipment & Supplies – 2.9%

1,499	Abaxis, Inc.	58,041

2,311	Abiomed, Inc., (2), (3)	32,238

4,929	Accuray, Inc., (2)	25,187

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

4,967	Align Technology, Inc., (2), (3)	$155,765

3,779	Alphatec Holdings, Inc., (2)	6,538

848	Analogic Corporation	64,609

1,697	AngioDynamics, Inc., (2)	20,703

814	Anika Therapeutics, Inc., (2)	8,645

7,393	Antares Pharma Inc., (2), (3)	28,167

1,911	Arthrocare Corporation, (2)	69,618

1,244	AtriCure, Inc., (2)	10,027

102	Atrion Corporation	20,452

1,466	Cantel Medical Corporation	46,047

1,159	Cardiovascular Systems, Inc., (2), (3)	18,243

3,761	Cerus Corporation, (2), (3)	11,922

2,168	Conceptus Inc., (2)	44,791

1,956	Conmed Corporation	57,448

1,904	CryoLife Inc.	12,224

1,903	Cyberonics, (2), (3)	82,514

853	Cynosure, Inc., (2)	22,775

801	Derma Sciences Inc., (2)	9,796

4,739	DexCom, Inc., (2)	72,175

3,824	Endologix, Inc., (2)	58,622

1,845	EnteroMedics, Inc., (2)	5,701

593	Exactech, Inc., (2)	11,380

662	Globus Medical Inc, Class A, (2), (3)	8,460

1,635	Greatbatch, Inc., (2)	43,393

3,302	Haemonetics Corporation, (2)	138,486

3,792	Hansen Medical, Inc., (2), (3)	9,101

975	Heartware International Inc., (2), (3)	88,121

865	ICU Medical, Inc., (2)	52,289

3,351	Insulet Corporation, (2)	77,308

1,348	Integra Lifesciences Holdings Corporation, (2)	56,818

2,200	Invacare Corporation	34,606

2,723	Mako Surgical Corporation, (2), (3)	31,560

3,451	Masimo Corporation	70,055

2,851	Meridian Bioscience, Inc.	59,728

2,906	Merit Medical Systems, Inc., (2)	40,306

2,036	Natus Medical, Inc., (2)	25,084

6,670	Navidea Biopharmaceuticals Incorporated, (2), (3)	21,944

1,557	Neogen Corporation, (2)	72,385

2,985	NuVasive, Inc., (2)	51,432

3,579	Nxstage Medical, Inc., (2)	41,874

3,746	OraSure Technologies, Inc., (2)	26,409

1,294	Orthofix International NV, (2)	49,366

1,350	Palomar Medical Technologies, Inc., (2)	13,190

906	PhotoMedex, Inc., (2), (3)	12,838

1,948	Quidel Corporation, (2), (3)	43,713

732	Rochester Medical Corporation, (2)	8,550

80	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,441	Rockwell Medical Technologies, Inc., (2), (3)	$8,819

3,860	RTI Biologics Inc., (2)	18,991

4,734	Solta Medical Inc., (2)	12,119

2,370	Spectranetics Corporation, (2)	39,484

2,510	STAAR Surgical Company, (2)	14,207

3,995	Steris Corporation	150,731

980	Surmodics Inc., (2)	23,628

2,535	Symmetry Medical, Inc., (2)	27,150

1,102	Tornier N.V, (2)	18,998

5,553	Unilife Corporation, (2), (3)	12,328

214	Utah Medical Products, Inc.	8,603

1,129	Vascular Solutions, Inc., (2)	18,866

3,685	Volcano Corporation, (2)	92,272

2,341	West Pharmaceutical Services Inc.	138,611

2,718	Wright Medical Group, Inc., (2), (3)	57,459

362	Young Innovations, Inc., (4)	14,299

1,170	Zeltiq Aesthetics Inc, (2)	5,113
	Total Health Care Equipment & Supplies	2,692,322
	Health Care Providers & Services – 2.6%

1,864	Acadia Healthcare Company Inc., (2), (3)	47,662

3,895	Accretive Health Inc., (2)	50,284

2,661	Air Methods Corporation, (3)	116,339

570	Almost Family, Inc., (3)	11,411

2,082	Amedisys, Inc., (2)	23,152

3,069	AMN Healthcare Services Inc., (2)	37,288

2,186	AmSurg Corporation, (2), (3)	68,225

1,339	Assisted Living Concepts Inc.	13,149

1,700	Bio-Reference Laboratories, Inc., (2), (3)	47,209

3,036	Bioscrip, Inc., (2)	34,094

1,946	Capital Senior Living Corporation, (2)	41,314

3,558	Centene Corporation, (2)	153,563

1,330	Chemed Corporation, (3)	100,482

798	Chindex International, Inc., (2)	8,810

358	Corvel Corporation, (2)	16,396

1,879	Cross Country Healthcare, Inc., (2)	10,616

2,123	Emeritus Corporation, (2)	57,491

1,203	Ensign Group Inc.	34,358

2,022	ExamWorks Group Inc., (2)	29,258

2,941	Five Star Quality Care Inc., (2)	16,646

2,104	Gentiva Health Services, Inc., (2)	20,851

2,359	Hanger Orthopedic Group Inc., (2)	67,774

6,608	HealthSouth Corporation, (2)	157,667

2,310	Healthways Inc., (2)	24,301

5,942	HMS Holdings Corporation, (2), (3)	161,979

1,146	IPC The Hospitalist Company, Inc., (2), (3)	48,865

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

3,657	Kindred Healthcare Inc., (2)	$39,422

653	Landauer Inc.	41,132

1,014	LHC Group, Inc., (2)	21,659

1,889	Magellan Health Services, Inc., (2)	96,906

2,070	Molina Healthcare Inc., (2)	59,430

880	MWI Veterinary Supply, Inc., (2)	98,833

728	National Healthcare Corporation	35,039

164	National Research Corporation	8,820

4,391	Owens and Minor Inc., (3)	134,409

654	PDI Inc., (2)	5,069

2,040	Pharmerica Corporation, (2)	29,539

901	Providence Service Corporation, (2)	16,696

3,485	PSS World Medical Inc., (2)	100,821

2,875	Select Medical Corporation	28,003

1,323	Skilled Healthcare Group Inc., (2)	7,038

1,962	Team Health Holdings Inc., (2)	66,453

1,341	Triple-S Management Corporation, Class B Shares, (2)	24,232

2,597	Universal American Corporation	24,334

813	U.S. Physical Therapy, Inc.	20,000

2,198	Vanguard Health Systems Inc., (2)	30,706

2,979	Wellcare Health Plans Inc., (2)	151,065
	Total Health Care Providers & Services	2,438,790
	Health Care Technology – 0.6%

2,478	AthenaHealth Inc., (2), (3)	214,273

711	Computer Programs and Systems, Inc.	37,406

1,288	Epocrates Inc., (2)	15,044

547	Greenway Medical Technologies Inc., (2), (3)	8,150

1,350	Healthstream, Inc., (2)	33,453

4,032	MedAssets Inc., (2)	78,826

1,537	Medidata Solutions, Inc., (2)	71,916

4,080	Merge Healthcare Incorporated, (2), (3)	10,975

2,322	Omnicell, Inc., (2)	36,688

2,733	Quality Systems Inc.	49,850

491	Vocera Communications Incorporated, (2)	12,894
	Total Health Care Technology	569,475
	Hotels, Restaurants & Leisure – 2.9%

1,684	AFC Enterprises, Inc., (2)	48,937

2,278	Ameristar Casinos, Inc.	60,367

84	Biglari Holdings Inc., (2)	30,986

1,695	BJ’s Restaurants, Inc., (2)	54,189

1,271	Bloomin’ Brands, (2)	23,602

990	Bluegreen Corporation, (2)	9,504

2,015	Bob Evans Farms	89,204

3,842	Boyd Gaming Corporation, (2), (3)	26,932

1,351	Bravo Brio Restaurant Group, (2)	20,130

82	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

1,284	Buffalo Wild Wings, Inc., (2)	$94,438

2,547	Caesar’s Entertainment Corporation, (2), (3)	20,503

1,054	Carrols Restaurant Group, Inc., (2)	6,609

1,331	CBRL Group Inc., (3)	86,275

1,275	CEC Entertainment Inc.	42,024

3,733	Cheesecake Factory Inc., (3)	123,786

900	Churchill Downs Inc.	58,194

463	Chuy’s Holdings Inc., (2)	13,140

400	Del Friscos Restaurant Group, (2)	6,324

6,646	Denny’s Corporation, (2)	33,629

1,058	DineEquity Inc., (2), (3)	77,509

4,003	Dominos Pizza Inc., (3)	186,420

425	Einstein Noah Restaurant Group	5,461

1,117	Fiesta Restaurant Group, (2)	19,894

205	Frisch’s Restaurants Inc.	3,745

458	Ignite Restaurant Group, Incorporated, (2)	6,641

2,681	Interval Leisure Group Inc.	53,084

1,916	International Speedway Corporation	52,518

1,900	Isle of Capri Casinos, (2)	13,357

3,057	Jack in the Box Inc., (2), (3)	88,745

5,346	Jamba, Inc., (2)	13,846

4,110	Krispy Kreme Doughnuts Inc., (2)	53,430

2,964	Life Time Fitness Inc., (2), (3)	150,364

1,383	Luby’s Inc., (2)	9,432

1,310	Marcus Corporation	17,423

1,839	Marriott Vacations World, (2)	81,615

606	Monarch Casino & Resort, Inc., (2)	6,278

1,523	Morgans Hotel Group Company, (2)	8,209

1,675	MTR Gaming Group, Inc., (2)	6,700

1,892	Multimedia Games, Inc., (2)	32,050

174	Nathan’s Famous, Inc., (2)	7,181

6,693	Orient Express Hotels Limited, (2)	77,773

1,199	Papa John’s International, Inc., (2), (3)	67,264

4,084	Pinnacle Entertainment Inc., (2)	63,506

1,776	Premier Exhibitions, Inc., (2)	4,209

942	Red Lions Hotels Corporation, (2)	7,037

1,016	Red Robin Gourmet Burgers, Inc., (2)	37,562

4,409	Ruby Tuesday, Inc., (2), (3)	33,200

2,436	Ruth’s Chris Steak House, Inc., (2)	18,903

3,599	Scientific Games Corporation, (2)	31,995

3,798	Shuffle Master Inc., (2)	56,210

2,743	Six Flags Entertainment Corporation	172,644

3,970	Sonic Corporation, (2), (3)	44,305

805	Speedway Motorsports Inc.	13,170

4,314	Texas Roadhouse, Inc.	75,883

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

1,622	Town Sports International	$17,080

2,489	Vail Resorts, Inc., (3)	131,544

3,807	WMS Industries Inc., (2), (3)	94,223
	Total Hotels, Restaurants & Leisure	2,689,183
	Household Durables – 1.1%

2,186	American Greetings Corporation, (3)	34,976

857	Bassett Furniture, Inc.	11,929

1,702	Beazer Homes USA, Inc., (2), (3)	32,032

717	Blyth Inc., (3)	10,045

477	Cavco Industries, Inc., (2)	24,737

673	CSS Industries Inc.	15,284

1,673	Ethan Allen Interiors Inc., (3)	48,366

311	Flexsteel Industries, Inc.	7,296

2,192	Helen of Troy Limited, (2)	79,350

747	Hooker Furniture Corporation	11,280

7,279	Hovnanian Enterprises Inc., (2), (3)	41,563

1,899	iRobot Corporation, (2), (3)	43,449

5,378	KB Home, (3)	102,558

3,576	La-Z-Boy Inc., (3)	55,929

1,418	Libbey Inc., (2)	26,630

669	Lifetime Brands, Inc.	7,118

1,478	M/I Homes, Inc., (2), (3)	40,261

2,644	MDC Holdings Inc.	103,962

2,115	Meritage Corporation, (2), (3)	93,568

380	Nacco Industries Inc.	24,761

3,083	Ryland Group Inc., (3)	122,457

3,469	Sealy Corporation, (2), (3)	7,493

1,118	Skullcandy Inc., (2)	7,356

7,994	Standard Pacific Corporation, (2), (3)	66,350

1,182	Universal Electronics Inc., (2)	22,576

1,761	Zagg Inc., (2)	12,186
	Total Household Durables	1,053,512
	Household Products – 0.2%

2,693	Central Garden & Pet Company, (2), (3)	25,907

2,847	Harbinger Group Inc., (2)	23,345

348	Oil-Dri Corporation	9,657

398	Orchids Paper Products Company	8,728

1,588	Spectrum Brands Inc., (3)	80,416

962	WD-40 Company	51,390
	Total Household Products	199,443
	Independent Power Producers & Energy Traders – 0.1%

1,778	American DG Energy Inc., (2)	4,089

7,859	Atlantic Power Corporation	96,587

1,046	Genie Energy Limited, Class B Shares	7,468

1,228	Ormat Technologies Inc.	26,107
	Total Independent Power Producers & Energy Traders	134,251

84	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 0.1%

2,505	Raven Industries, Inc.	$67,460

21	Seaboard Corporation	56,770
	Total Industrial Conglomerates	124,230
	Insurance – 2.3%

5,927	Alterra Capital Holdings Limited	180,596

4,143	American Equity Investment Life Holding Company, (3)	55,848

671	American Safety Insurance Holdings, (2)	13,407

1,254	Amerisafe, Inc., (2)	35,915

1,855	Amtrust Financial Services, Inc., (3)	61,660

1,763	Argo Group International Holdings Inc.	63,627

631	Baldwin & Lyons, Class B	15,586

2,691	Citizens Inc., (2)	26,937

13,904	CNO Financial Group Inc., (3)	142,794

1,812	Crawford & Co	13,173

498	Donegal Group, Inc., Class B	6,549

434	Eastern Insurance Holdings, Inc.	7,968

1,355	eHealth, Inc., (2)	33,021

296	EMC Insurance Group Inc.	7,388

2,186	Employers Holdings, Inc.	46,584

584	Enstar Group, Limited, (2)	71,867

902	FBL Financial Group Inc.	31,507

7,339	First American Corporation	175,329

376	Fortegra Financial Corp, (2)	3,448

826	Global Indemnity PLC, (2)	17,437

1,943	Greenlight Capital Re, Ltd, (2)	46,729

986	Hallmark Financial Services, Inc., (2)	8,825

2,743	Hilltop Holdings Inc., (2)	36,043

581	Homeowners Choice Inc., (3)	13,131

2,742	Horace Mann Educators Corporation	59,611

565	Independence Holding Company	5,588

797	Infinity Property and Casualty Corporation	47,398

80	Investors Title Company	5,317

286	Kansas City Life Insurance Company	11,080

3,467	Maiden Holdings, Ltd	35,259

3,491	Meadowbrook Insurance Group, Inc.	21,889

3,462	Montpelier Re Holdings Limited	84,404

2,807	National Financial Partners Corp., (2), (3)	49,431

443	National Interstate Corporation	13,512

151	National Western Life Insurance Company	24,673

650	Navigators Group, Inc., (2)	35,250

1,569	OneBeacon Insurance Group Limited, Class A	21,433

402	Phoenix Companies Inc., (2)	10,926

2,142	Platinum Underwriters Holdings Limited	104,380

3,073	Primerica Inc.	101,040

1,272	RLI Corporation	87,781

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Insurance (continued)

877	Safety Insurance Group, Inc.	$42,105

1,286	Seabright Insurance Holdings Inc.	14,262

3,788	Selective Insurance Group Inc.	77,692

1,021	State Auto Financial Corporation	15,540

1,265	Stewart Information Services Corporation, (3)	33,598

5,616	Symetra Financial Corporation	78,343

2,405	Tower Group Inc., (3)	46,417

1,383	United Fire Group Inc.	32,072

1,291	Universal Insurance Holdings Inc.	5,861
	Total Insurance	2,180,231
	Internet & Catalog Retail – 0.4%

1,805	1-800-Flowers, (2)	7,256

859	Blue Nile Inc., (2)	28,768

299	CafePress, Incorporated, (2)	1,890

309	Geeknet Inc., (2)	4,734

2,468	Hosting Site Network, Inc., (3)	147,093

241	Kayak Software Corporation, (2), (3)	9,729

1,964	Nutri System Inc.	17,735

1,591	Orbitz Worldwide Inc., (2)	4,598

807	Overstock.com, Inc., (2)	10,846

1,405	PetMed Express, Inc., (3)	18,321

2,473	Shutterfly, Inc., (2), (3)	81,807

950	U.S. Auto Parts Network, Inc., (2)	1,796

1,527	Vitacost.com, Inc., (2)	11,040
	Total Internet & Catalog Retail	345,613
	Internet Software & Services – 2.1%

2,685	Active Network Inc., (2), (3)	14,848

2,459	Angie’s List, (2)	30,860

3,194	Bankrate Inc., (2), (3)	39,510

678	Bazaarvoice Inc., (2)	5,241

2,768	Blucora Inc., (2)	41,132

410	Brightcove Inc., (2)	3,452

779	Carbonite Inc., (2), (3)	7,494

2,443	ComScore Inc., (2)	35,985

2,103	Constant Contact Inc., (2)	31,671

2,326	Cornerstone OnDemand Inc., (2), (3)	76,014

1,949	CoStar Group, Inc., (2)	182,777

2,934	DealerTrack Technologies Inc., (2)	92,656

2,070	Demand Media Inc., (2)	17,492

451	Demandware Incorporated, (2), (3)	14,337

3,112	Dice Holdings Inc., (2), (3)	29,284

2,551	Digital River, Inc., (2)	37,041

306	E2open Inc., (2)	5,462

7,068	Earthlink, Inc.	48,062

1,435	Envestnet Inc., (2)	19,961

86	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

674	ExactTarget Inc., (2)	$14,821

3,668	Internap Network Services Corporation, (2)	29,014

2,521	Intralinks Holdings Inc., (2)	16,311

3,590	IPass, Inc., (2)	7,575

3,198	J2 Global Inc., (3)	101,760

1,086	Keynote Systems, Inc., (3)	16,942

4,072	Limelight Networks Inc., (2)	9,610

1,629	Liquidity Services, Inc., (2), (3)	51,916

3,804	Liveperson, Inc., (2)	50,859

1,526	LogMeIn Inc., (2), (3)	34,640

1,567	Marchex, Inc., (3)	5,829

1,524	Market Leader, Inc., (2)	11,552

1,279	MeetMe Incorporated, (2), (3)	3,466

788	Millennial Media Incorporated, (2), (3)	9,094

8,381	Monster Worldwide Inc., (2), (3)	48,610

2,715	Move, Inc., (2)	25,602

4,456	NIC, Incorporated	72,633

1,561	Open Solutions Inc., (2), (3)	82,249

2,208	Perficient, Inc., (2)	26,408

2,260	QuinStreet, Inc., (2)	12,746

1,511	RealNetworks Inc., (2)	11,574

2,470	Responsys Inc., (2)	18,846

2,060	Saba Software, Inc., (2)	19,076

1,235	SciQuest Inc., (2)	20,427

750	Spark Networks, Incorporated, (2)	5,415

857	SPS Commerce Inc., (2), (3)	33,346

925	Stamps.com Inc., (2)	24,966

3,367	Support.com, Inc., (2)	14,040

440	Synacor Inc., (2)	2,548

1,067	TechTarget Inc., (2)	5,420

494	Travelzoo Inc., (2)	10,828

481	Trulia Inc., (2), (3)	12,645

6,264	United Online, Inc.	41,593

5,999	Unwired Planet Inc,, (2)	12,118

5,191	ValueClick, Inc., (2)	106,260

2,363	VistaPrint NV, (2), (3)	84,714

1,426	Vocus, Inc., (2), (3)	25,012

2,424	Web.com, Inc., (2), (3)	39,269

3,502	WebMD Health Corporation, Class A, (2)	57,888

1,841	XO Group, Incorporated, (2)	17,710

583	Yelp Incorporated, (2)	12,383

4,266	Zix Corporation, (2)	13,907
	Total Internet Software & Services	1,954,901
	IT Services – 1.8%

5,310	Acxiom Corporation, (2)	94,146

1,482	CACI International Inc., (2), (3)	79,480

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	IT Services (continued)

3,050	Cardtronics Inc., (2)	$78,965

654	Cass Information Systems, Inc., (3)	25,375

5,035	Ciber, Inc., (2)	17,018

1,057	Computer Task Group, Inc., (2)	20,231

7,544	Convergys Corporation	128,399

2,348	CSG Systems International Inc., (2)	44,213

317	EPAM Systems Inc., (2)	6,568

3,507	Euronet Worldwide, Inc., (2)	85,816

1,615	Exlservice Holdings, Inc., (2), (3)	47,901

973	Forrester Research, Inc.	27,507

4,546	Global Cash Access Holdings, Inc., (2)	34,322

1,698	Hackett Group, Inc.	7,301

2,680	Heartland Payment Systems Inc.	85,117

2,223	Higher One Holdings Inc., (2), (3)	23,408

2,222	iGATE Corporation, (2)	38,841

1,533	Innodata Isogen, Inc., (2)	5,764

3,958	Lionbridge Technologies, Inc., (2)	15,792

1,598	ManTech International Corporation, Class A, (3)	39,423

664	Mattersight Corporation, (2)	2,935

2,346	Maximus Inc.	160,865

2,813	ModusLink Global Solutions Inc., (2)	8,186

1,484	Moneygram International Inc., (2)	20,435

1,610	PRG-Schultz International Inc., (2)	10,868

8,515	Sapient Corporation, (2)	103,117

3,432	ServiceSource International Inc., (2), (3)	20,764

2,690	Sykes Enterprises Inc., (2)	43,309

1,066	Syntel Inc.	62,137

1,495	TeleTech Holdings, Inc., (2)	27,957

1,691	TNS Inc., (2)	35,426

3,030	Unisys Corporation, (2)	67,296

1,288	Virtusa Corporation, (2)	26,674

2,687	Wright Express Corporation Inc., (2), (3)	211,225
	Total IT Services	1,706,781
	Leisure Equipment & Products – 0.5%

875	Arctic Cat, Inc., (2)	31,623

1,450	Black Diamond Group Inc., (2)	11,093

6,174	Brunswick Corporation, (3)	223,252

4,495	Callaway Golf Company, (3)	29,487

1,522	JAKKS Pacific Inc., (3)	19,877

392	Johnson Outdoors, Inc., (2)	8,420

3,488	LeapFrog Enterprises Inc., (2), (3)	31,427

704	Marine Products Corporation	4,442

4,486	Smith & Wesson Holding Corporation, (2), (3)	38,580

477	Steinway Musical Instrument Inc., (2)	10,608

1,323	Sturm, Ruger, & Company, (3)	67,169
	Total Leisure Equipment & Products	475,978

88	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.4%

4,882	Affymetrix, Inc., (2), (3)	$18,503

745	BG Medicine Inc., (2), (3)	1,527

2,048	Cambrex Corporation, (2)	24,064

1,680	Fluidigm Corporation, (2)	27,720

516	Furiex Pharmaceuticals Inc., (2), (3)	16,589

1,713	Harvard Bioscience, Inc., (2)	8,514

2,883	Luminex Corporation, (2)	52,990

2,563	Pacific Biosciences of California Inc., (2)	6,356

4,139	Parexel International Corporation, (2)	140,105

7,918	Sequenom, Inc., (2), (3)	32,860
	Total Life Sciences Tools & Services	329,228
	Machinery – 3.3%

3,272	Accuride Corporation, (2)	12,303

5,036	Actuant Corporation	148,461

478	Alamo Group Inc.	16,233

1,909	Albany International Corporation, Class A	47,840

1,863	Altra Industrial Motion, Inc.	44,619

654	American Railcar Industries	25,728

589	Ampco-Pittsburgh Corporation	10,849

1,388	Astecx Industries Inc.	49,024

3,750	Barnes Group Inc.	89,625

3,384	Blount International Inc., (2)	57,697

3,364	Briggs & Stratton Corporation, (3)	79,828

602	Cascade Corporation	38,871

2,066	Chart Industries, Inc., (2)	136,749

1,203	CIRCOR International Inc.	49,925

3,474	CLARCOR, Inc., (3)	175,298

1,786	Columbus McKinnon Corporation NY, (2)	33,791

1,850	Commercial Vehicle Group Inc., (2)	14,967

1,530	Douglas Dynamics Inc.	20,165

933	Dynamic Material Corporation	15,506

430	Eastern Company	6,725

3,038	Energy Recovery, Inc., (2)	11,332

1,423	EnPro Industries Inc., (2), (3)	63,295

1,848	ESCO Technologies Inc.	76,082

4,299	Federal Signal Corporation, (2)	34,564

3,309	Flow International Corporation, (2)	12,475

828	Freightcar America Inc.	20,526

1,051	Gorman-Rupp Company, (3)	31,940

688	Graham Corporation	15,941

1,579	Greenbrier Companies Inc., (2), (3)	31,469

806	Hardinge, Inc.	9,092

446	Hurco Companies, Inc., (2), (3)	13,237

761	Hyster-Yale Materials Handling Inc.	38,187

2,000	John Bean Technologies Corporation	37,380

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Machinery (continued)

807	Kadant Inc., (2)	$21,684

2,215	Kaydon Corporation	54,932

630	LB Foster Company	27,285

879	Lindsay Manufacturing Company, (3)	81,782

1,181	Lydall Inc., (2)	18,046

6,670	Meritor Inc., (2)	30,415

1,014	Met-Pro Corp.	10,515

1,294	Middleby Corporation, (2)	182,920

764	Midwest Air Group Inc.	11,674

1,370	Mueller Industries Inc.	73,103

10,831	Mueller Water Products Inc.	64,011

1,176	NN, Incorporated, (2)	10,890

178	OmegaFlex, Inc.	2,531

1,436	Peerless Manufacturing Company, (2)	12,077

348	Proto Labs Incorporated, (2)	14,313

1,534	RBC Bearings Inc., (2)	80,888

1,991	Rexnord Corporation, (2), (3)	39,780

2,661	Robbins & Myers, Inc.	155,083

806	Sauer-Danfoss, Inc.	43,258

872	Standex International Corporation	49,399

1,428	Sun Hydraulics Corporation	39,413

1,302	Tennant Company	59,944

3,300	Titan International Inc., (3)	80,157

2,227	TriMas Corporation, (2)	68,792

589	Twin Disc, Inc.	13,506

4,723	Wabash National Corporation, (2)	48,883

1,941	Watts Water Technologies, Inc.	89,480

4,779	Woodward Governor Company	183,561
	Total Machinery	3,038,046
	Marine – 0.0%

2,160	Genco Shipping and Trading Limited, (2)	7,214

379	International Shipholding Corp.	7,239

1,222	Rand Logistics, Inc., (2)	8,261
	Total Marine	22,714
	Media – 1.2%

1,829	Arbitron Inc.	85,780

288	Beasley Broadcast Group, Inc.	1,452

6,467	Belo Corp.	54,775

1,225	Carmike Cinemas, Inc., (2)	19,539

2,537	Central European Media Enterprises Limited, (2), (3)	14,994

2,387	Crown Media Holdings, Inc., (2)	4,368

4,272	Cumulus Media, Inc., (2), (3)	13,884

64	Daily Journal Corporation, (2)	6,365

1,906	Digital Generation Inc., (2), (3)	19,079

2,064	E.W. Scripps Company, Class A, (2), (3)	22,683

90	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

1,689	Entercom Communications Corporation, (2)	$13,411

7,283	Entravision Communications Corporation	13,692

613	Fisher Communications, Inc.	21,749

1,304	Global Sources, Limited, (2)	10,693

3,078	Harte-Hanks Inc.	25,209

2,806	Journal Communications Inc., (2)	15,377

2,107	LIN TV Corporation, (2)	22,482

5,540	Lions Gate Entertainment Corporation, Equity, (2)	101,493

9,679	Live Nation Inc., (2)	99,307

1,920	Martha Stewart Living Omnimedia Inc., (2), (3)	5,587

4,007	McClatchy Company, (2), (3)	11,700

1,769	MDC Partners, Inc.	22,519

2,503	Meredith Corporation, (3)	90,759

3,876	National CineMedia, Inc.	59,225

9,415	New York Times, Class A, (2)	83,417

783	Nexstar Broadcasting Group, Inc.	11,260

886	Outdoor Channel Holdings, Inc.	6,840

702	ReachLocal Inc., (2)	9,210

1,093	Reading International Inc., A, (2)	6,372

610	Rentrak Corporation, (2)	12,493

322	Saga Comunications Inc. Class A Shares	15,134

700	Salem Communications Corporation	4,081

1,707	Scholastic Corporation, (3)	50,630

337	Shutterstock Incorporated, (2)	8,503

3,485	Sinclair Broadcast Group, Series A	48,023

2,749	Valassis Communications Inc., (3)	77,137

86	Value Line, Inc., (3)	832

1,600	World Wrestling Entertainment Inc., (3)	13,696
	Total Media	1,103,750
	Metals & Mining – 1.4%

9,396	AK Steel Holding Corporation, (3)	37,584

1,155	AM Castle & Company, (2), (3)	19,462

1,744	AMCOL International Corp.	51,500

3,558	Century Aluminum Company, (2)	30,634

6,214	Coeur d’Alene Mines Corporation, (2)	134,844

4,635	General Moly, Inc., (2), (3)	17,103

4,249	Globe Specialty Metals Inc.	64,415

3,618	Gold Reserve Inc., Class A, (2), (3)	10,492

2,063	Gold Resource Corp., (3)	28,263

2,285	Golden Minerals Co, (2), (3)	7,929

17,894	Golden Star Resources Ltd, (2), (3)	28,451

376	Handy & Harman Limited, (2)	5,448

849	Haynes International Inc.	43,401

19,722	Hecla Mining Company, (3)	103,541

3,029	Horsehead Holding Corp., (2)	30,169

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Metals & Mining (continued)

1,334	Kaiser Aluminum Corporation	$82,921

1,412	Materion Corporation	37,983

16,307	McEwen Mining Inc., (2)	51,041

805	Metals USA Holdings Corporation	14,474

8,837	Midway Gold Corporation, (2), (3)	11,488

2,303	Noranda Aluminum Holdings Corporation	13,565

630	Olympic Steel Inc.	13,236

9,027	Paramount Gold and Silver Corporation, (2), (3)	19,950

1,762	Revett Minerals Incorporated, (2)	4,035

2,095	RTI International Metals, Inc., (2), (3)	59,498

1,745	Schnitzer Steel Industries, Inc., (3)	50,745

8,001	Stillwater Mining Company, (2), (3)	107,693

4,840	SunCoke Energy Inc., (2)	80,247

3,715	United States Antimony Corporation, (2), (3)	7,950

473	Universal Stainless & Alloy Products, Inc., (2)	16,900

813	U.S. Silica Holdings Inc., (3)	16,317

4,033	Vista Gold Corporation, (2), (3)	9,155

3,611	Worthington Industries, Inc.	99,230
	Total Metals & Mining	1,309,664
	Multiline Retail – 0.2%

875	Bon-Ton Stores, Inc., (3)	10,981

2,545	Freds Inc.	33,645

553	Gordmans Stores Inc., (2)	6,603

7,594	Saks Inc., (2)	82,091

2,891	Tuesday Morning Corporation, (2)	24,284
	Total Multiline Retail	157,604
	Multi-Utilities – 0.4%

4,056	Avista Corporation	104,888

3,048	Black Hills Corporation	122,987

999	CH Energy Group Inc.	64,935

2,515	Northwestern Corporation	93,030
	Total Multi-Utilities	385,840
	Oil, Gas & Consumable Fuels – 3.8%

5,707	Abraxas Petroleum Corporation, (2)	12,270

138	Adams Resources and Energy, Incorporated	4,925

672	Alon USA Energy, Inc.	13,185

2,091	Amyris Inc., (2), (3)	6,357

631	Apco Oil and Gas International Inc.	8,222

2,300	Approach Resources Inc., (2), (3)	61,157

14,673	Arch Coal Inc., (3)	104,472

3,620	Berry Petroleum Company, (3)	133,288

3,326	Bill Barrett Corporation, (2), (3)	53,116

685	Bonanza Creek Energy Inc., (2), (3)	21,153

7,229	BPZ Resources, Inc., (2), (3)	22,771

2,726	Callon Petroleum Company Del, (2)	14,039

92	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

2,736	Carrizo Oil & Gas, Inc., (2)	$58,769

413	Ceres Inc., (2)	1,776

407	Clayton Williams Energy, (2)	16,219

4,568	Clean Energy Fuels Corporation, (2), (3)	58,516

4,220	Cloud Peak Energy Inc., (2)	73,892

3,327	Comstock Resources Inc., (2)	48,541

882	Contango Oil & Gas Company	37,864

1,469	Crimson Exploration Inc., (2)	4,495

2,753	Crosstex Energy, Inc.	46,526

1,132	CVTR Energy Inc.	66,505

1,111	Delek US Holdings Inc.	37,741

993	Diamondback Energy, (2)	22,263

1,109	Emerald Oil Inc., (2)	6,599

3,219	Endeavor International Corporation, (2), (3)	17,511

5,453	Energy XXI Limited, (3)	170,788

1,918	EPL Oil & Gas Inc., (2)	46,914

1,144	Evolution Petroleum Corporation, (2), (3)	10,765

8,142	Forest Oil Corporation, (2), (3)	56,668

3,562	Frontline Limited, (2), (3)	12,360

3,658	FX Energy, Inc., (2)	14,595

1,535	GasLog Limited	19,525

4,077	Gastar Exploration, Limited, (2)	4,444

1,995	Gevo Inc., (2)	4,589

1,796	Goodrich Petroleum Corporation, (2), (3)	17,852

1,724	Green Plains Renewable Energy, Inc., (2)	13,464

4,663	Gulfport Energy Corporation, (2)	192,442

7,700	Halcon Resources Corporation, (2)	58,828

428	Hallador Energy Company	3,390

2,726	Harvest Natural Resources Inc., (2)	25,297

71	Isramco, Inc., (2)	7,224

1,825	Kior Inc., Class A Shares, (2)	10,038

1,688	Knightsbridge Tankers Limited	11,276

18,218	Kodiak Oil & Gas Corporation, (2)	167,606

10,185	Magnum Hunter Resources Corporation, (2), (3)	41,147

975	Matador Resources Company, (2), (3)	7,703

7,014	McMoran Exploration Corporation, (2), (3)	110,891

1,660	Midstates Petroleum Company Incorporated, (2)	11,786

2,140	Miller Energy Resources Inc., (2)	8,624

3,657	Nordic American Tanker Shipping Ltd, (3)	31,596

4,391	Northern Oil and Gas Inc., (2)	72,627

5,523	Oasis Petroleum Inc., (2)	198,165

482	Panhandle Oil and Gas Inc.	13,780

2,068	PDC Energy Inc., (2)	76,578

3,808	Penn Virginia Corporation, (3)	16,336

3,911	Petroquest Energy Inc., (2)	20,103

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

8,119	Quicksilver Resources Inc., (2), (3)	$22,246

471	Renewable Energy Group Inc., (2)	3,193

15,789	Rentech, Inc.	48,472

3,336	Resolute Energy Corporation, (2), (3)	28,389

2,984	Rex Energy Inc., (2), (3)	39,180

396	Rex Stores Corporation, (2)	8,649

3,657	Rosetta Resources, Inc., (2), (3)	193,894

801	Sanchez Energy Corporation, (2), (3)	16,004

1,405	Saratoga Resources Inc., (2)	4,454

3,895	Scorpio Tankers Inc., (2)	32,835

2,604	SemGroup Corporation, A Shares, (2)	112,389

3,364	Ship Financial International Limited	56,717

2,262	Solazyme Inc., (2), (3)	17,757

3,419	Stone Energy Corporation, (2)	76,928

2,961	Swift Energy Company, (2)	44,622

2,704	Synergy Resources Corporation, (2), (3)	16,765

2,004	Targa Resources Corporation	120,961

4,354	Teekay Tankers Limited, Class A Shares	12,452

3,059	Triangle Petroleum Corporation, (2)	19,241

4,561	Uranerz Energy Corporation, (2), (3)	6,705

5,857	Uranium Energy Corporation, (2), (3)	13,178

3,998	Vaalco Energy Inc., (2)	33,943

2,401	W&T Offshore Inc., (3)	42,258

4,956	Warren Resources Inc., (2)	15,017

3,962	Western Refining Inc., (3)	133,242

752	Westmoreland Coal Company, (2)	7,550

1,715	ZaZa Energy Corporation, (2), (3)	2,795
	Total Oil, Gas & Consumable Fuels	3,539,409
	Paper & Forest Products – 0.8%

2,724	Buckeye Technologies Inc.	78,315

1,617	Clearwater Paper Corporation, (2)	73,266

753	Deltic Timber Corporation	54,638

2,956	Glatfelter, (3)	54,922

2,793	KapStone Paper and Packaging Corp.	67,032

9,507	Louisiana-Pacific Corporation, (2)	184,721

1,094	Neenah Paper, Inc.	33,848

5,599	Resolute Forest Products, (2)	76,370

2,157	Schweitzer-Mauduit International Inc.	87,876

3,159	Wausau Paper Corp.	30,548
	Total Paper & Forest Products	741,536
	Personal Products – 0.3%

1,741	Elizabeth Arden, Inc., (2), (3)	66,872

1,323	Female Health Company	10,134

1,131	Inter Parfums, Inc.	24,554

958	Medifast, Inc., (2)	23,500

94	Nuveen Investments

Shares	Description (1)	Value

	Personal Products (continued)

782	Nature’s Sunshine Products, (3)	$11,276

591	Nutraceutical International Corporation	10,390

3,477	Prestige Brands Holdings Inc., (2)	74,582

781	Revlon Inc., (2)	12,301

10,073	Star Scientific, Inc., (2), (3)	21,153

1,197	Synutra International Inc., (2)	5,315

411	USANA Health Sciences, Inc., (2), (3)	14,570
	Total Personal Products	274,647
	Pharmaceuticals – 1.4%

791	Acura Pharmaceuticals Inc., (2), (3)	1,479

3,932	Akorn, Inc., (2), (3)	51,470

1,775	Ampio Pharmaceuticals Inc., (2), (3)	6,621

3,345	Auxilium Pharmaceuticals, Inc., (2)	61,548

9,380	Avanir Pharmaceuticals, (2), (3)	27,390

1,861	Biodelivery Sciences, Inc., (2)	8,114

4,157	Cadence Pharmaceuticals, Inc., (2)	19,663

271	Cempra Inc., (2)	1,780

3,404	Corcept Therapeutics, Inc., (2)	7,387

561	Cornerstone Therapeutics Inc., (2)	3,057

776	Cumberland Pharmaceuticals Inc., (2)	3,259

3,639	DepoMed, Inc., (2), (3)	25,509

2,047	Endocyte Inc., (2)	20,531

740	Hi Tech Pharmacal Company, Inc., (3)	27,084

2,665	Horizon Pharma Inc., (2), (3)	5,676

4,632	Impax Laboratories Inc., (2)	93,381

4,270	Indevus Pharmaceuticals Inc., (2), (4)	0

2,871	Jazz Pharmaceuticals, Inc., (2), (3)	161,896

1,043	Lannett Company Inc., (2)	6,237

1,944	MAP Pharmaceuticals, Inc., (2), (3)	48,153

3,811	Medicines Company, (2), (3)	113,873

7,922	Nektar Therapautics, (2), (3)	67,892

1,191	Obagi Medical Products, Inc., (2)	17,115

1,785	Omeros Corporation, (2), (3)	9,746

3,253	Optimer Pharmaceuticals, Inc., (2), (3)	30,188

1,275	Pacira Pharmaceuticals, Inc., (2), (3)	24,710

2,626	Pain Therapeutics, Inc., (3)	7,195

594	Pernix Therapeutics Holdings, Incorporated, (2)	4,805

1,839	Pozen Inc., (2)	9,765

3,716	Questcor Pharmaceuticals Inc., (3)	94,684

1,173	Repros Therapeutics, Inc., (2), (3)	13,853

648	Sagent Pharmaceuticals Inc., (2)	10,303

3,784	Santarus, Inc., (2)	50,554

3,926	SciClone Pharmaceuticals, Inc., (2), (3)	20,533

815	Sucampo Pharmaceuticals, Inc., (2)	4,230

296	Supernus Pharmaceuticals Incorporated, (2)	2,270

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Pharmaceuticals (continued)

872	Transcept Pharmaceuticals Inc., (2)	$5,092

816	Ventrus Biosciences Inc., (2), (3)	2,089

4,556	ViroPharma, Inc., (2), (3)	121,463

6,892	Vivus, Inc., (2), (3)	83,462

2,969	Xenoport, Inc., (2)	24,910

3,769	Zogenix Inc., (2), (3)	5,352
	Total Pharmaceuticals	1,304,319
	Professional Services – 1.2%

3,435	Acacia Research, (2)	87,696

488	Barrett Business Services, Inc.	19,637

2,626	CBIZ Inc., (2), (3)	15,914

947	CDI Corporation	16,118

2,317	Corporate Executive Board Company	116,105

696	CRA International, Inc., (2)	12,939

2,114	Dolan Media Company, (2)	7,420

795	Exponent, Inc., (2), (3)	38,868

957	Franklin Covey Company, (2)	13,283

2,902	FTI Consulting Inc., (2)	94,315

1,021	GP Strategies Corporation, (2)	21,849

1,244	Heidrick & Struggles International, Inc.	19,668

1,611	Hill International, Inc., (2)	5,494

2,299	Hudson Global Inc., (2)	11,058

1,585	Huron Consulting Group, Inc., (2)	54,049

1,377	ICF International, Inc., (2)	31,520

1,568	Insperity Inc.	52,732

1,853	Kelly Services, Inc.	29,537

1,991	KForce Inc., (3)	27,396

3,306	Korn Ferry International, (2)	56,797

1,080	Mistras Group Inc., (2)	23,782

3,583	Navigant Consulting Inc., (2)	41,312

5,062	Odyssey Marine Exploration Inc., (2), (3)	15,566

2,968	On Assignment, Inc., (2)	72,568

13,284	Pendrell Corporation, (2)	19,395

2,938	Resources Connection, Inc.	35,873

1,463	RPX Corporation, (2)	15,259

2,372	The Advisory Board Company, (2), (3)	128,634

2,792	TrueBlue Inc., (2)	47,994

265	VSE Corporation	6,363

484	WageWorks, Incorporated, (2)	9,661
	Total Professional Services	1,148,802
	Real Estate Investment Trust – 8.0%

3,502	Acadia Realty Trust	91,542

1,483	AG Mortgage Investment Trust Inc.	37,668

909	Agree Realty Corporation	25,779

146	Alexander’s Inc.	48,598

96	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

2,285	American Assets Trust Inc.	$66,037

2,506	American Capital Mortgage Investment Corporation	65,356

283	AmREIT Inc., Class B Shares	4,978

9,483	Anworth Mortgage Asset Corporation	59,364

1,617	Apollo Commercial Real Estate Finance, Inc.	28,233

1,396	Apollo Residential Mortgage Inc.	31,605

532	Ares Commercial Real Estate Corporation	9,204

20,564	Armour Residential REIT Inc.	147,650

3,689	Ashford Hospitality Trust Inc.	42,756

3,421	Associated Estates Realty Corp., (3)	55,249

2,666	Campus Crest Communities Inc.	32,205

4,616	CapLease Inc.	26,727

6,820	Capstead Mortgage Corporation	84,432

4,144	Cedar Shopping Centers Inc.	22,833

1,203	Chatham Lodging Trust	18,947

2,738	Chesapeake Lodging Trust	58,456

6,077	Colonial Properties Trust	133,147

4,411	Colony Financial Inc.	94,925

1,342	Coresite Realty Corporation	39,589

6,342	Cousins Properties, Inc.	56,444

4,630	Crexus Investment Corporation	61,533

8,515	CubeSmart, (3)	129,854

12,094	CYS Investments Inc.	157,222

17,075	DCT Industrial Trust Inc., (3)	120,550

12,992	DiamondRock Hospitality Company, (3)	118,487

4,239	Dupont Fabros Technology Inc., (3)	100,210

3,756	Dynex Capital, Inc.	37,973

1,969	EastGroup Properties Inc., (3)	110,343

7,813	Education Realty Trust Inc.	83,990

3,236	Entertainment Properties Trust	151,639

3,792	Equity One Inc.	85,737

3,090	Excel Trust Inc.	38,872

8,587	FelCor Lodging Trust Inc., (2)	46,198

6,795	First Industrial Realty Trust, Inc., (2)	106,478

3,524	First Potomac Realty Trust	48,279

5,011	Franklin Street Properties Corporation	65,143

4,916	Geo Group Inc.	160,360

1,773	Getty Realty Corporation, (3)	33,474

1,119	Gladstone Commercial Corporation, (3)	20,713

9,640	Glimcher Realty Trust, (3)	107,197

2,973	Government Properties Income Trust, (3)	73,879

3,173	Gramercy Capital Corporation, (2)	11,391

78	Gyrodyne Company of America, Inc.	5,723

6,028	Healthcare Realty Trust, Inc.	153,593

11,888	Hersha Hospitality Trust	62,769

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,428	Highwoods Properties, Inc.	$195,408

2,478	Hudson Pacific Properties Inc.	53,104

5,289	Inland Real Estate Corporation	48,024

9,218	Invesco Mortgage Capital Inc.	200,031

6,280	Investors Real Estate Trust, (3)	58,781

5,832	iStar Financial Inc., (2)	56,512

501	Javelin Mortgage Investment Corporation	9,895

4,531	Kite Realty Group Trust	27,413

6,595	LaSalle Hotel Properties, (3)	180,044

9,133	Lexington Corporate Properties Trust	100,463

2,102	LTC Properties Inc.	78,278

9,372	Medical Properties Trust Inc., (3)	126,053

2,781	Monmouth Real Estate Investment Corporation	30,202

1,692	National Health Investors Inc., (3)	107,696

3,427	New York Mortgage Trust, Inc., (3)	23,989

11,309	Northstar Realty Finance Corporation	88,210

7,745	Omega Healthcare Investors Inc., (3)	197,962

793	One Liberty Properties Inc.	17,509

1,486	Parkway Properties Inc.	23,538

4,201	Pebblebrook Hotel Trust	104,647

3,867	Penn Real Estate Investment Trust	71,307

4,072	PennyMac Mortgage Investment Trust	108,315

2,788	Potlatch Corporation	120,971

1,260	PS Business Parks Inc.	89,914

4,162	RAIT Investment Trust	28,676

3,176	Ramco-Gershenson Properties Trust, (3)	48,021

5,464	Redwood Trust Inc., (3)	104,362

6,879	Resource Capital Corporation	42,787

3,651	Retail Opportunity Investments Corporation, (3)	47,646

7,376	RLJ Lodging Trust	154,232

1,531	Rouse Properties Inc., (3)	27,956

2,533	Ryman Hospitalities Properties, (3)	101,244

2,561	Sabra Health Care Real Estate Investment Trust Inc., (3)	64,255

523	Saul Centers Inc., (3)	22,358

801	Select Income REIT	20,161

2,004	Sovran Self Storage Inc.	130,741

2,305	Spirit Realty Capital, Incorporated	44,855

2,512	STAG Industrial Inc.	49,537

9,353	Starwood Property Trust Inc.	239,811

12,511	Strategic Hotels & Resorts Inc., (2)	91,455

3,420	Summit Hotel Properties Inc.	31,430

2,055	Sun Communities Inc.	88,262

9,456	Sunstone Hotel Investors Inc., (2)	109,406

856	Terreno Realty Corporation	14,295

20,418	Two Harbors Investment Corporation	253,592

98	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

957	UMH Properties Inc.	$9,905

821	Universal Health Realty Income Trust	45,262

1,716	Urstadt Biddle Properties Inc.	34,732

4,584	Washington Real Estate Investment Trust, (3)	130,552

1,291	Western Asset Mortgage Capital Corporation	27,950

956	Whitestone Real Estate Investment Trust, (3)	13,575

2,017	Winthrop Realty Trust, Inc.	24,103
	Total Real Estate Investment Trust	7,492,758
	Real Estate Management & Development – 0.2%

683	AV Homes Inc., (2)	10,170

297	Consolidated Tomoka Land Company	10,689

2,397	Forestar Real Estate Group Inc., (2)	45,615

2,983	Kennedy-Wilson Holdings Inc.	44,715

911	Tejon Ranch Company, (2)	27,840

2,226	Thomas Properties Group, Inc.	11,464

244	Zillow Inc., (2), (3)	9,233
	Total Real Estate Management & Development	159,726
	Road & Rail – 1.2%

599	AMERCO	80,542

1,760	Arkansas Best Corporation, (3)	18,515

7,338	Avis Budget Group Inc., (2), (3)	157,987

1,385	Celadon Group, Inc.	27,437

3,064	Genesee & Wyoming Inc., (2), (3)	259,153

3,318	Heartland Express, Inc., (3)	45,888

3,998	Knight Transportation Inc.	63,768

1,077	Marten Transport, Ltd.	21,928

4,925	Old Dominion Freight Line, (2)	183,604

440	Patriot Transportation Holding, Inc., (2)	11,339

1,477	Quality Distribution, Inc., (2)	10,945

988	Roadrunner Transportation System Inc., (2)	19,869

1,107	Saia, Inc., (2)	28,716

5,460	Swift Transportation Company, (2)	74,584

379	Universal Truckload Services, Inc.	6,799

3,057	Werner Enterprises, Inc.	72,206

1,857	Zipcar Inc., (2)	22,674
	Total Road & Rail	1,105,954
	Semiconductors & Equipment – 3.4%

2,746	Advanced Energy Industries Inc., (2)	42,151

1,188	Alpha & Omega Semiconductor Limited, (2)	9,635

417	Ambarella, Incorporated, (2)	4,153

5,121	Amkor Technology Inc., (2), (3)	23,710

4,869	Anadigics Inc., (2)	12,562

4,515	Applied Micro Circuits Corporation, (2)	38,694

2,206	ATMI Inc., (2)	45,024

7,440	Axcelis Technologies Inc., (2)	10,044

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

2,234	AXT Inc., (2)	$6,211

4,584	Brooks Automation Inc.	42,906

1,629	Cabot Microelectronics Corporation	60,208

3,437	Cavium Networks Inc., (2), (3)	114,933

1,604	CEVA, Inc., (2)	24,349

4,458	Cirrus Logic Inc., (2)	125,849

1,685	Cohu Inc.	17,659

2,138	Cymer, Inc., (2), (3)	220,150

2,454	Diodes Inc., (2)	46,675

1,504	DSP Group Inc., (2)	9,866

9,489	Entegris Inc., (2)	93,562

6,083	Entropic Communications Inc., (2)	31,875

2,571	Exar Corporation, (2)	26,970

4,163	First Solar Inc., (2), (3)	117,313

3,430	FormFactor Inc., (2)	17,150

1,425	GSI Technology Inc., (2)	9,476

8,181	GT Advanced Technologies, Inc., (2), (3)	25,852

2,142	Hittite Microwave Corporation, (2), (3)	131,476

1,617	Inphi Corporation, (2)	12,985

9,835	Integrated Device Technology, Inc., (2), (3)	71,107

1,888	Integrated Silicon Solution, (2)	17,691

958	Intermolecular Inc., (2)	8,986

4,783	International Rectifier Corporation, (2), (3)	93,221

8,810	Intersil Holding Corporation, Class A	76,207

1,696	IXYS Corporation	16,349

4,619	Kopin Corporation, (2)	15,982

8,155	Lattice Semiconductor Corporation, (2)	36,290

3,388	LTX-Credence Corporation, (2)	20,802

419	M/A-COM Technology Solutions Holdings Incorporated, (2)	7,098

4,042	Mattson Technology, Inc., (2)	5,295

1,531	Maxlinear Inc., (2)	7,931

15,955	MEMC Electronic Materials, (2)	66,373

3,239	Micrel, Incorporated	33,718

6,141	Microsemi Corporation, (2)	128,470

2,498	Mindspeed Technologies, Inc., (2), (3)	12,290

3,375	MIPS Technologies, Inc., (2), (3)	26,528

3,632	MKS Instruments Inc., (3)	100,970

2,110	Monolithic Power Systems, Inc.	49,163

2,325	MoSys, Inc., (2)	8,370

1,623	Nanometrics Inc., (2)	25,335

1,277	NeoPhotonics Corporation, (2)	7,394

333	NVE Corporation, (2), (3)	18,315

3,620	Omnivision Technologies, Inc., (2)	55,639

1,668	PDF Solutions, Inc., (2)	25,053

437	Peregrine Semiconductor Corporation, (2)	5,235

100	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

1,608	Pericom Semiconductor Corporation, (2)	$11,369

4,174	Photronics Inc., (2)	25,002

3,093	PLX Technologies Inc., (2)	14,413

1,961	Power Integrations Inc.	73,341

3,043	Quicklogic Corporation, (2)	6,421

7,632	Rambus Inc., (2)	41,671

19,227	RF Micro Devices, Inc., (2)	96,135

1,177	Rubicon Technology Inc., (2)	7,909

2,222	Rudolph Technologies, (2)	29,975

4,529	Semtech Corporation, (2), (3)	136,595

2,274	Sigma Designs, Inc., (2)	12,143

5,755	Silicon Image, Inc., (2)	27,912

3,334	Spansion Inc., Class A, (2), (3)	38,341

2,092	STR Holdings Inc., (2)	4,456

2,749	SunPower Corporation, (2), (3)	21,415

712	Supertex Inc.	13,613

3,588	Tessera Technologies Inc.	62,969

11,649	TriQuint Semiconductor, Inc., (2)	61,157

1,926	Ultra Clean Holdings, Inc., (2)	10,805

1,811	Ultratech Stepper Inc., (2)	73,762

2,686	Veeco Instruments Inc., (2), (3)	84,475

1,754	Volterra Semiconductor Corporation, (2)	28,836
	Total Semiconductors & Equipment	3,143,965
	Software – 3.6%

3,837	Accelrys, Inc., (2)	36,145

2,748	ACI Worldwide, Inc., (2)	130,640

3,406	Actuate Corporation, (2)	19,176

2,181	Advent Software Inc., (2)	53,762

1,620	American Software, Inc.	13,932

6,468	Aspen Technology Inc., (2)	197,921

553	AVG Technologies NV, (2)	7,576

3,121	Blackbaud, Inc.	77,775

2,417	Bottomline Technologies, Inc., (2)	70,286

1,900	Broadsoft Inc., (2), (3)	64,543

2,396	Callidus Software, Inc., (2), (3)	10,015

3,088	CommVault Systems, Inc., (2)	236,942

1,514	Comverse Incorporated, (2)	43,724

15,143	Comverse Technology, Inc., (2)	66,023

491	Digimarc Corporation	10,512

1,954	Ebix, Inc., (3)	31,928

1,739	Ellie Mae Incorporated, (2), (3)	34,832

639	Eloqua Inc., (2)	15,010

506	Envivio, Incorporated, (2), (3)	835

2,179	EPIQ Systems, Inc.	26,889

274	ePlus, Inc.	12,766

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Software (continued)

432	Exa Corporation, (2)	$4,324

2,370	Fair Isaac Corporation	106,816

2,188	Falconstore Software, Inc., (2)	5,864

621	Fleetmatics Group Limited, (2), (3)	15,568

3,737	Glu Mobile, Inc., (2), (3)	9,679

988	Guidance Software, Inc., (2)	12,597

1,414	Guidewire Software Incorporated, (2)	46,832

673	Imperva Incorporated, (2), (3)	23,084

536	Infoblox, Incorporated, (2)	10,104

1,015	Interactive Intelligence Group, (2)	40,823

1,119	Jive Software Inc., (2)	17,154

1,404	Manhattan Associates Inc., (2)	96,188

6,438	Mentor Graphics Corporation, (2), (3)	110,283

588	Microstrategy Inc., (2)	58,959

2,528	Monotype Imaging Holdings Inc.	45,706

2,539	NetScout Systems, Inc., (2)	66,090

8,265	Parametric Technology Corporation, (2)	191,583

1,188	Pegasystems, Inc., (3)	28,571

864	Pervasive Software, Inc., (2)	7,906

4,344	Progress Software Corporation, (2)	101,954

437	Proofpoint, Incorporated, (2)	5,747

1,510	PROS Holdings, Inc., (2), (3)	33,311

422	QAD Inc. A	5,862

5,901	QLIK Technologies Inc., (2)	131,061

602	Qualys Incorporated, (2)	7,886

2,478	RealPage Inc., (2), (3)	57,837

739	Rosetta Stone Inc., (2)	9,577

944	Sapiens International Corporation N.V.	4,720

1,975	SeaChange International, Inc., (2)	22,021

2,043	Sourcefire Inc., (2)	87,032

2,342	SS&C Technologies Holdings Inc., (2), (3)	52,999

1,911	Synchronoss Technologies, Inc., (2), (3)	45,501

5,405	Take-Two Interactive Software, Inc., (2)	65,779

2,062	Tangoe Inc., (2), (3)	29,796

1,148	TeleNav Inc., (2)	9,069

8,620	TiVo, Inc., (2)	114,991

2,081	Tyler Technologies Inc., (2)	112,478

1,840	Ultimate Software Group, Inc., (2), (3)	186,834

1,948	Vasco Data Security International, Inc., (2)	15,779

1,507	Verint Systems Inc., (2)	50,937

2,901	VirnetX Holding Corporation, (2), (3)	101,303

2,573	Websense Inc., (2)	37,643
	Total Software	3,349,480

102	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail – 3.3%

5,617	Aeropostale, Inc., (2)	$75,998

550	America’s Car-Mart, Inc., (2)	21,901

3,373	Ann Inc., (2)	104,023

1,925	Asbury Automotive Group, Inc., (2)	68,453

1,959	Barnes & Noble Inc., (2), (3)	26,133

2,553	bebe stores, Inc.	10,672

1,333	Big 5 Sporting Goods Corporation	18,489

1,118	Body Central Corporation, (2)	8,888

2,962	Brown Shoe Inc.	51,065

1,917	Buckle Inc.	89,677

3,225	Cabela’s Incorporated, (2)	166,475

3,216	Casual Male Retail Group Inc., (2)	14,761

1,896	Cato Corporation	52,273

1,677	Children’s Place Retail Stores Inc., (2), (3)	83,582

1,031	Citi Trends, Inc., (2)	13,341

1,167	Conn’s, Inc., (2)	33,189

924	Destination Maternity Corporation	21,039

6,184	Express Inc., (2)	113,662

3,513	Finish Line, Inc.	65,482

764	Five Below, Incorporated, (2), (3)	28,268

2,405	Francesca’s Holdings Corporation, (2), (3)	68,302

1,692	Genesco Inc., (2)	105,462

1,584	Group 1 Automotive Inc., (3)	107,300

1,327	Haverty Furniture Companies Inc.	23,886

1,083	hhgregg Inc., (2), (3)	9,184

1,824	Hibbett Sporting Goods, Inc., (2)	96,052

2,915	Hot Topic, Inc.	32,357

1,924	Joseph A Bank Clothiers, Inc., (2), (3)	77,999

1,077	Kirkland’s, Inc., (2)	12,461

1,498	Lithia Motors Inc.	64,818

1,904	Lumber Liquidators Inc., (2), (3)	112,679

1,492	MarineMax Inc., (2)	17,427

761	Mattress Firm Holding Corporation, (2), (3)	21,338

3,519	Men’s Wearhouse Inc.	106,802

2,135	Monro Muffler Brake, Inc., (3)	77,330

1,894	New York & Company Inc., (2)	7,406

19,620	Office Depot, Inc., (2)	84,955

5,985	OfficeMax Inc.	64,518

124	Orchard Supply Hardware Stores Corporation, (2), (3)	884

2,934	Penske Auto Group, Inc.	96,587

3,653	Pep Boys – Manny, Moe & Jack	40,658

350	Perfumania Holdings, Inc., (2)	2,219

6,714	Pier 1 Imports, Inc., (3)	145,627

6,873	RadioShack Corporation, (3)	22,612

4,107	Rent-A-Center Inc.	146,538

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Specialty Retail (continued)

381	Restoration Hardware Holdings Incorporated, (2), (3)	$13,716

1,071	rue21, Inc., (2)	31,819

3,921	Select Comfort Corporation, (2)	86,340

987	Shoe Carnival, Inc.	20,204

2,951	Sonic Automotive Inc.	71,621

2,119	Stage Stores Inc.	48,419

1,888	Stein Mart, Inc.	15,935

763	Systemax Inc.	7,470

635	Tilly’s Inc., Class A Shares, (2)	9,411

2,036	Vitamin Shoppe Inc., (2)	124,359

1,049	West Marine, Inc., (2)	12,567

6,252	Wet Seal Inc., (2)	17,506

142	Winmark Corporation	9,185

1,514	Zumiez, Inc., (2), (3)	31,945
	Total Specialty Retail	3,113,269
	Textiles, Apparel & Luxury Goods – 1.5%

579	Cherokee Inc.	8,181

847	Columbia Sportswear Company, (3)	43,273

6,216	Crocs, Inc., (2)	92,370

603	Culp Inc.	10,553

488	Delta Apparel Inc., (2)	7,052

7,516	Fifth & Pacific Companies Inc., (2)	113,492

1,148	G-III Apparel Group, Limited, (2), (3)	41,202

4,899	Iconix Brand Group, Inc., (2)	117,821

5,677	Jones Apparel Group Inc.	68,124

1,826	K Swiss, Inc., (2)	8,600

1,627	Maidenform Brands Inc., (2)	31,580

1,216	Movado Group Inc.	44,457

968	Oxford Industries Inc., (3)	47,800

819	Perry Ellis International, Inc.	15,807

9,023	Quiksilver Inc., (2)	59,010

605	R.G. Barry Corporation	8,095

2,617	Skechers USA Inc., (2)	49,723

2,714	Steven Madden Limited, (2)	125,061

1,783	True Religion Apparel, Inc.	42,275

1,491	Tumi Holdings Inc., (2), (3)	33,533

972	Unifi Inc., (2)	13,122

1,393	Vera Bradley Inc., (2), (3)	35,229

2,837	Warnaco Group, Inc., (2)	207,697

3,363	Wolverine World Wide Inc., (3)	144,609
	Total Textiles, Apparel & Luxury Goods	1,368,666
	Thrifts & Mortgage Finance – 1.6%

6,022	Astoria Financial Corporation, (3)	58,654

3,203	Bank Mutual Corporation	16,431

1,457	BankFinancial Corporation	11,000

104	Nuveen Investments

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

2,137	Beneficial Mutual Bancorp Inc., (2)	$20,002

1,706	Berkshire Hills Bancorp, Inc.	41,285

768	BOFL Holdings, Inc., (2)	24,545

4,841	Brookline Bancorp, Inc.	42,649

738	Cape Bancorp Inc.	6,708

399	Charter Financial Corporation	4,533

550	Clifton Savings Bancorp, Inc.	6,402

2,173	Dime Community Bancshares, Inc.	30,009

8,881	Doral Financial Group, (2)	5,853

801	ESB Financial Corporation	11,166

656	ESSA Bancorp Inc.	7,223

1,458	Everbank Financial Corporation	21,272

687	Federal Agricultural Mortgage Corporation	23,571

672	First Defiance Financial Corporation	13,763

226	First Federal Bancshares of Arkansas, Inc., (2)	2,226

1,143	First Financial Holdings, Inc.	17,316

1,107	First Financial Northwest Inc., (2)	8,978

734	First Pactrust Bancorp, Inc.	8,632

2,137	Flushing Financial Corporation, (3)	33,850

879	Fox Chase Bancorp.	15,128

803	Franklin Financial Corporation	13,916

567	Heritage Financial Group	7,944

83	Hingham Institution for Savings	5,764

447	Home Bancorp Inc., (2)	8,533

1,024	Home Federal Bancorp, Inc.	13,169

3,659	Home Loan Servicing Solutions Limited	79,547

603	HomeStreet Inc., (2)	15,208

592	Kaiser Federal Financial Group Inc.	8,537

1,047	Kearny Financial Corporation	10,575

509	Meridian Interstate Bancorp, Inc., (2), (3)	8,897

13,030	MGIC Investment Corporation, (2), (3)	36,223

289	NASB Financial, Inc., (2)	6,555

1,325	Nationstar Mortgage Holdings, Incorporated, (2), (3)	47,819

1,384	Northfield Bancorp Inc., (3)	15,494

6,746	Northwest Bancshares Inc.	82,301

994	OceanFirst Financial Corporation	14,105

7,429	Ocwen Financial Corporation, (2)	289,508

3,142	Oritani Financial Corporation	47,570

398	Peoples Federal Bancshares, Inc.	7,092

672	Provident Financial Holdings, Inc.	11,182

3,885	Provident Financial Services Inc., (3)	57,615

2,732	Provident New York Bancorp.	24,397

9,214	Radian Group Inc., (3)	59,246

1,976	Rockville Financial Inc.	25,451

506	Roma Financial Corporation	7,630

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

691	SI Financial Group, Inc.	$8,043

710	Territorial Bancorp Inc.	16,266

417	Tree.com Inc.	7,289

6,475	TrustCo Bank Corporation NY	34,253

1,458	United Financial Bancorp.	21,826

2,330	ViewPoint Financial Group	49,280

786	Walker & Dunlop Inc., (2)	16,883

505	Waterstone Financial Inc., (2)	3,777

1,623	Westfield Financial Inc.	12,237

526	WSFS Financial Corporation	23,917
	Total Thrifts & Mortgage Finance	1,529,245
	Tobacco – 0.2%

6,039	Alliance One International, Inc., (2), (3)	21,861

1,480	Universal Corporation, (3)	80,482

3,414	Vector Group Ltd.	53,054
	Total Tobacco	155,397
	Trading Companies & Distributors – 1.0%

1,854	Aceto Corporation	19,356

4,061	Aircastle LTD	56,042

2,917	Applied Industrial Technologies Inc.	128,231

3,240	Beacon Roofing Supply Company, (2), (3)	117,094

1,670	Bluelinx Holdings Inc., (2)	5,177

1,003	CAI International Inc., (2)	25,155

608	DXP Enterprises, Inc., (2)	34,595

1,035	Edgen Group Incorporated, (2)	8,270

1,984	H&E Equipment Services, Inc.	38,252

1,233	Houston Wire & Cable Company	14,734

1,825	Kaman Corporation	66,321

2,299	Rush Enterprises, Class A, (2), (3)	54,394

760	SeaCube Container Leasing Limited, (3)	17,457

2,019	TAL International Group Inc., (3)	84,596

956	Textainer Group Holdings Limited, (3)	39,626

1,168	Titan Machinery, Inc., (2), (3)	33,767

2,032	Watsco Inc.	153,111

355	Willis Lease Finance Corporation, (2)	5,229
	Total Trading Companies & Distributors	901,407
	Transportation Infrastructure – 0.0%

1,218	Wesco Aircraft Holdings Inc., (2)	16,845
	Water Utilities – 0.2%

1,182	American States Water Co	59,750

516	Artesian Resources Corporation	11,687

897	Cadiz, Inc., (2)	6,234

2,683	California Water Service Group	52,319

746	Connecticut Water Service, Inc.	22,111

1,007	Consolidated Water Company, Limited	9,003

106	Nuveen Investments

Shares	Description (1)					Value

	Water Utilities (continued)

1,085	Middlesex Water Company					$20,951

972	SJW Corporation					26,361

886	York Water Company					16,745
	Total Water Utilities					225,161
	Wireless Telecommunication Services – 0.1%

1,092	Boingo Wireless Inc., (2)					8,452

3,723	Leap Wireless International, Inc., (2), (3)					21,519

1,026	nTelos Holdings Corporation					13,266

1,648	Shenandoah Telecommunications Company					24,160

1,530	USA Mobility Inc.					17,659
	Total Wireless Telecommunication Services					85,056
	Total Common Stocks (cost $67,892,785)					87,974,573

Shares	Description (1)					Value
	EXCHANGE-TRADED FUNDS – 0.0%

591	Firsthand Technology Value Fund, Incorporated, (2)					$10,821
	Total Exchange-Traded Funds (cost $10,630)					10,821

Shares	Description (1)					Value
	COMMON STOCK RIGHTS – 0.0%

5,063	Allos Threapeutics, (4)					$0

692	Clinical Data, Inc., (4)					0

1,493	Gerber Scientific, (4)					0
	Total Common Stock Rights (cost $0)					0

Shares	Description (1)					Value
	WARRANTS – 0.0%

644	Magnum Hunter Resources Corporation Warrants					$90
	Total Warrants (cost $0)					90

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 25.6%

	Money Market Fund – 25.6%

23,838,755	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (6), (7)					$23,838,755
	Total Investments Purchased with Collateral from Securities Lending (cost $23,838,755)					23,838,755

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (8)	Value
	SHORT-TERM INVESTMENTS – 6.2%

	Money Market Funds – 5.5%

5,146,605	First American Treasury Obligations Fund, Class Z	0.000%	(6)	N/A	N/A	$5,146,605
	U.S. Government and Agency Obligations – 0.7%

$620	U.S. Treasury Bills, (9)	0.000%		2/21/13	AAA	619,991
	Total Short-Term Investments (cost $5,766,567)					5,766,596
	Total Investments (cost $97,508,737) – 126.1%					117,590,835
	Other Assets Less Liabilities – (26.1)%					(24,308,563)
	Net Assets – 100%					$93,282,272

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

Investments in Derivatives at January 31, 2013:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	63	3/13	$5,670,630	$216,778

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Common Stocks	$87,960,274	$—	$14,299		$87,974,573
Exchange-Traded Funds	10,821	—	—		10,821
Rights	—	—	—	***	—	***
Warrants	90	—	—		90
Investments Purchased with Collateral from Securities Lending	23,838,755	—	—		23,838,755
Short-Term Investments:
Money Market Funds	5,146,605	—	—		5,146,605
U.S. Government & Agency Obligations	—	619,991	—		619,991
Derivatives:
Futures**	216,778	—	—		216,778
Total	$117,173,323	$619,991	$14,299		$117,807,613
*	Refer to the Fund’s Portfolio of Investments for industry classifications and Common Stocks classified as Level 2, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
***	Level 3 securities have a market value of zero. Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the

108	Nuveen Investments

same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$216,778	Payable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments was $97,836,041.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$27,758,666
Depreciation	(8,003,872)
Net unrealized appreciation (depreciation) of investments	$19,754,794

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

January 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $22,825,770.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

REIT	Real Estate Investment Trust

110	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 98.4%

	Aerospace & Defense – 1.3%

6,675	Boeing Company	$493,082
	Biotechnology – 2.8%

3,101	Celgene Corporation, (2)	306,875

18,910	Gilead Sciences, Inc., (2)	746,000
	Total Biotechnology	1,052,875
	Capital Markets – 1.2%

20,979	Morgan Stanley	479,370
	Chemicals – 4.4%

2,079	CF Industries Holdings, Inc.	476,444

8,929	LyondellBasell Industries NV	566,277

6,138	Monsanto Company	622,086
	Total Chemicals	1,664,807
	Commercial Banks – 4.6%

27,275	Fifth Third Bancorp.	444,310

14,828	SunTrust Banks, Inc.	420,670

25,731	Wells Fargo & Company	896,211
	Total Commercial Banks	1,761,191
	Communications Equipment – 1.2%

7,639	Motorola Solutions Inc.	446,041
	Computers & Peripherals – 2.1%

1,003	Apple, Inc.	456,676

26,769	Dell Inc.	354,422
	Total Computers & Peripherals	811,098
	Consumer Finance – 2.7%

7,821	Capital One Financial Corporation	440,479

35,756	SLM Corporation	603,919
	Total Consumer Finance	1,044,398
	Diversified Financial Services – 9.5%

101,904	Bank of America Corporation	1,153,553

31,616	Citigroup Inc.	1,332,931

24,598	JPMorgan Chase & Co.	1,157,336
	Total Diversified Financial Services	3,643,820
	Electric Utilities – 1.2%

9,598	Edison International	462,528
	Electrical Equipment – 4.6%

15,582	Eaton PLC	887,395

15,401	Emerson Electric Company	881,707
	Total Electrical Equipment	1,769,102
	Energy Equipment & Services – 4.4%

6,736	Cooper Cameron Corporation, (2)	426,456

6,563	National-Oilwell Varco Inc.	486,581

9,772	Schlumberger Limited	762,705
	Total Energy Equipment & Services	1,675,742

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Food & Staples Retailing – 2.8%

10,978	CVS Caremark Corporation	$562,074

13,048	Walgreen Co.	521,398
	Total Food & Staples Retailing	1,083,472
	Food Products – 3.8%

13,963	ConAgra Foods, Inc.	456,450

19,674	Mondelez International Inc.	546,740

20,993	Tyson Foods, Inc., Class A	464,365
	Total Food Products	1,467,555
	Health Care Equipment & Supplies – 1.4%

8,360	Covidien PLC	521,162
	Health Care Providers & Services – 1.5%

10,604	UnitedHealth Group Incorporated	585,447
	Household Durables – 3.4%

10,369	Jarden Corporation, (2)	610,112

5,914	Whirlpool Corporation, (3)	682,357
	Total Household Durables	1,292,469
	Industrial Conglomerates – 1.2%

21,139	General Electric Company	470,977
	Insurance – 3.1%

13,556	Allstate Corporation	595,108

10,315	Prudential Financial, Inc.	597,032
	Total Insurance	1,192,140
	Internet & Catalog Retail – 1.3%

752	priceline.com Incorporated, (2)	515,473
	Internet Software & Services – 3.3%

6,840	Facebook Inc., Class A Shares, (2)	211,835

1,374	Google Inc., Class A, (2)	1,038,318
	Total Internet Software & Services	1,250,153
	IT Services – 2.3%

721	MasterCard, Inc., Class A	373,766

7,672	Teradata Corporation, (2), (3)	511,416
	Total IT Services	885,182
	Leisure Equipment & Products – 1.2%

12,221	Brunswick Corporation	441,911
	Life Sciences Tools & Services – 1.6%

13,726	Agilent Technologies, Inc.	614,650
	Machinery – 2.6%

7,127	Dover Corporation	493,046

9,418	Ingersoll Rand Company Limited, Class A	483,991
	Total Machinery	977,037
	Media – 1.1%

3,615	Liberty Media Corporation, (2)	403,109
	Metals & Mining – 1.3%

13,742	Freeport-McMoRan Copper & Gold, Inc.	484,405

112	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – 1.0%

10,100	Macy’s, Inc.	$399,051
	Oil, Gas & Consumable Fuels – 7.3%

12,678	Anadarko Petroleum Corporation	1,014,494

22,405	Marathon Oil Corporation	753,032

6,957	Occidental Petroleum Corporation	614,094

3,468	Pioneer Natural Resources Company	407,629
	Total Oil, Gas & Consumable Fuels	2,789,249
	Paper & Forest Products – 1.2%

11,073	International Paper Company	458,644
	Pharmaceuticals – 6.2%

8,169	GlaxoSmithKline PLC	372,588

18,086	Merck & Company Inc.	782,220

43,313	Pfizer Inc.	1,181,579

1,180	Zoetis Incorporated, (2)	30,680
	Total Pharmaceuticals	2,367,067
	Semiconductors & Equipment – 2.0%

18,502	Maxim Integrated Products, Inc.	581,888

14,686	NVIDIA Corporation, (2)	180,050
	Total Semiconductors & Equipment	761,938
	Software – 3.7%

16,144	CA Inc.	400,694

10,830	Oracle Corporation	384,573

28,524	Symantec Corporation, (2)	620,967
	Total Software	1,406,234
	Specialty Retail – 5.1%

11,194	Foot Locker, Inc.	384,514

7,754	Home Depot, Inc.	518,898

14,405	Lowe’s Companies, Inc.	550,128

36,044	Staples, Inc., (3)	485,873
	Total Specialty Retail	1,939,413
	Total Common Stocks (cost $32,339,322)	37,610,792

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.2%

	Money Market Fund – 3.2%

1,227,366	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$1,227,366
	Total Investments Purchased with Collateral from Securities Lending (cost $1,227,366)	1,227,366

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

150,230	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$150,230
	Total Short-Term Investments (cost $150,230)	150,230
	Total Investments (cost $33,716,918) – 102.0%	38,988,388
	Other Assets Less Liabilities – (2.0)%	(766,827)
	Net Assets – 100%	$38,221,561

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

January 31, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$37,610,792	$—	$—	$37,610,792
Investments Purchased with Collateral from Securities Lending	1,227,366	—	—	1,227,366
Short-Term Investments:
Money Market Funds	150,230	—	—	150,230
Total	$38,988,388	$—	$—	$38,988,388

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments was $33,898,523.

114	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$5,592,406
Depreciation	(502,541)
Net unrealized appreciation (depreciation) of investments	$5,089,865

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $1,207,151.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 100.5%

	Aerospace & Defense – 0.7%

2,544	General Dynamics Corporation	$168,667
	Airlines – 1.2%

6,979	Alaska Air Group, Inc., (2), (3)	321,941
	Auto Components – 0.8%

12,105	Dana Holding Corporation	194,648
	Biotechnology – 2.9%

2,174	Alexion Pharmaceuticals Inc., (2)	204,334

3,671	Onyx Pharmaceuticals Inc., (2)	284,576

1,525	Regeneron Pharmaceuticals, Inc., (2), (3)	265,259
	Total Biotechnology	754,169
	Capital Markets – 2.3%

10,511	Invesco LTD	286,425

7,765	Waddell & Reed Financial, Inc., Class A	308,271
	Total Capital Markets	594,696
	Chemicals – 6.2%

1,564	CF Industries Holdings, Inc.	358,422

4,292	FMC Corporation	263,829

4,047	LyondellBasell Industries NV	256,661

9,088	Minerals Technologies Inc.	375,971

2,560	PPG Industries, Inc., (3)	352,947
	Total Chemicals	1,607,830
	Commercial Banks – 5.3%

12,659	East West Bancorp Inc.	296,854

26,525	Fifth Third Bancorp.	432,092

11,256	SunTrust Banks, Inc.	319,333

14,957	Webster Financial Corporation	332,793
	Total Commercial Banks	1,381,072
	Commercial Services & Supplies – 2.6%

7,792	G&K Services, Inc.	311,992

13,039	Tetra Tech, Inc., (2)	373,698
	Total Commercial Services & Supplies	685,690
	Communications Equipment – 2.5%

4,130	Motorola Solutions Inc.	241,151

9,718	Plantronics Inc., (3)	399,604
	Total Communications Equipment	640,755
	Construction & Engineering – 1.2%

8,648	Emcor Group Inc.	314,182
	Consumer Finance – 2.6%

6,010	Capital One Financial Corporation	338,483

8,951	Discover Financial Services	343,629
	Total Consumer Finance	682,112
	Containers & Packaging – 0.9%

2,909	Rock-Tenn Company	229,666

116	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services – 1.1%

5,521	Coinstar Inc., (2), (3)	$280,908
	Diversified Telecommunication Services – 1.7%

25,989	Cbeyond Inc., (2)	228,703

5,511	CenturyLink Inc., (3)	222,920
	Total Diversified Telecommunication Services	451,623
	Electric Utilities – 3.3%

7,782	El Paso Electric Company	262,176

7,111	Pinnacle West Capital Corporation	379,585

7,435	Westar Energy Inc.	223,570
	Total Electric Utilities	865,331
	Electrical Equipment – 4.1%

8,830	Eaton PLC	502,870

9,018	General Cable Corporation, (2)	303,185

2,943	Rockwell Automation, Inc.	262,486
	Total Electrical Equipment	1,068,541
	Electronic Equipment & Instruments – 1.1%

4,258	Amphenol Corporation, Class A, (3)	287,713
	Energy Equipment & Services – 2.6%

15,853	Basic Energy Services, Inc., (2), (3)	204,979

26,415	Key Energy Services Inc., (2)	214,754

3,477	Oil States International Inc., (2)	269,746
	Total Energy Equipment & Services	689,479
	Food & Staples Retailing – 1.2%

7,740	Harris Teeter Supermarkets Incorporated	321,133
	Food Products – 1.6%

18,694	Tyson Foods, Inc., Class A	413,511
	Gas Utilities – 0.8%

4,815	Southwest Gas Corporation	214,460
	Health Care Equipment & Supplies – 2.3%

5,113	ICU Medical, Inc., (2)	309,081

2,927	Idexx Labs Inc., (2), (3)	278,680
	Total Health Care Equipment & Supplies	587,761
	Health Care Providers & Services – 2.2%

8,918	HealthSouth Corporation, (2)	212,783

3,510	McKesson HBOC Inc.	369,357
	Total Health Care Providers & Services	582,140
	Hotels, Restaurants & Leisure – 1.0%

1,699	Panera Bread Company, (2)	271,517
	Household Durables – 3.0%

5,374	Jarden Corporation, (2)	316,206

4,027	Whirlpool Corporation	464,635
	Total Household Durables	780,841
	Insurance – 4.2%

6,222	Allstate Corporation	273,146

30,236	CNO Financial Group Inc., (3)	310,524

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Insurance (continued)

3,299	Prudential Financial, Inc.	$190,946

13,591	Unum Group	316,806
	Total Insurance	1,091,422
	Internet Software & Services – 0.6%

10,917	Constant Contact Inc., (2)	164,410
	IT Services – 1.2%

12,587	Euronet Worldwide, Inc., (2)	308,004
	Leisure Equipment & Products – 1.5%

11,157	Brunswick Corporation, (3)	403,437
	Life Sciences Tools & Services – 1.1%

6,559	Agilent Technologies, Inc.	293,712
	Machinery – 4.7%

10,417	Actuant Corporation	307,093

5,982	Crane Company	300,775

4,910	Dover Corporation	339,674

5,495	Ingersoll Rand Company Limited, Class A	282,388
	Total Machinery	1,229,930
	Media – 2.7%

23,315	Belo Corp.	197,478

2,268	Liberty Media Corporation, (2)	252,905

2,268	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2), (3)	36,152

3,583	Scripps Networks Interactive, Class A Shares	221,322
	Total Media	707,857
	Multiline Retail – 1.1%

7,232	Macy’s, Inc.	285,736
	Oil, Gas & Consumable Fuels – 4.9%

2,679	Concho Resources Inc., (2)	244,378

9,050	Energy XXI Limited Bermuda	283,446

11,953	Marathon Oil Corporation	401,740

7,153	Plains Exploration & Production Company, (2)	341,556
	Total Oil, Gas & Consumable Fuels	1,271,120
	Personal Products – 1.3%

8,015	Nu Skin Enterprises, Inc., Class A, (3)	339,515
	Pharmaceuticals – 1.2%

15,796	Impax Laboratories Inc., (2)	318,447
	Real Estate Investment Trust – 7.6%

20,750	Developers Diversified Realty Corporation	344,243

3,320	Digital Realty Trust Inc., (3)	225,461

12,016	Invesco Mortgage Capital Inc.	260,747

8,433	Liberty Property Trust, (3)	330,321

35,832	MFA Mortgage Investments, Inc.	322,130

3,532	Mid-America Apartment Communities	230,887

3,856	PS Business Parks Inc., (3)	275,164
	Total Real Estate Investment Trust	1,988,953

118	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail – 1.3%

25,714	Swift Transportation Company, (2)	$351,253
	Semiconductors & Equipment – 3.5%

29,688	Integrated Device Technology, Inc., (2)	214,644

14,291	Maxim Integrated Products, Inc.	449,452

10,604	Skyworks Solutions Inc., (2), (3)	253,860
	Total Semiconductors & Equipment	917,956
	Software – 3.1%

13,182	CA Inc.	327,177

3,229	CommVault Systems, Inc., (2)	247,761

6,944	Synopsys Inc., (2)	232,207
	Total Software	807,145
	Specialty Retail – 5.3%

6,244	Ann Inc., (2), (3)	192,565

11,276	Foot Locker, Inc.	387,331

5,879	PetSmart Inc.	384,545

31,375	Staples, Inc., (3)	422,935
	Total Specialty Retail	1,387,376
	Total Common Stocks (cost $23,003,278)	26,256,659

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 15.1%

	Money Market Fund – 15.1%

3,943,136	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$3,943,136
	Total Investments Purchased with Collateral from Securities Lending (cost $3,943,136)	3,943,136
	Total Investments (cost $26,946,414) – 115.6%	30,199,795
	Other Assets Less Liabilities – (15.6)%	(4,071,582)
	Net Assets – 100%	$26,128,213

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

January 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$26,256,659	$—	$—	$26,256,659
Investments Purchased with Collateral from Securities Lending	3,943,136	—	—	3,943,136
Total	$30,199,795	$—	$—	$30,199,795

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments was $27,020,202.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$3,439,239
Depreciation	(259,646)
Net unrealized appreciation (depreciation) of investments	$3,179,593

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $3,821,880.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

120	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 95.7%

	Aerospace & Defense – 1.3%

413,144	Orbital Sciences Corporation, (2)	$6,073,217
	Airlines – 0.8%

53,962	Allegiant Travel Company	4,018,550
	Auto Components – 0.5%

167,197	Gentherm Inc., (2)	2,421,013
	Biotechnology – 2.3%

85,413	Arena Pharmaceuticals, Inc., (2), (3)	720,886

64,256	Cepheid, Inc., (2), (3)	2,327,352

58,290	Cubist Pharmaceuticals Inc., (2), (3)	2,508,802

35,624	Immunogen, Inc., (2), (3)	510,136

30,260	Ironwood Pharmacauticals Inc., (2), (3)	387,933

38,319	ISIS Pharmaceuticals, Inc., (2), (3)	556,775

19,748	Pharmacyclics, Inc., (2), (3)	1,369,129

37,011	Seattle Genetics, Inc., (2), (3)	1,089,974

69,643	Theravance Inc., (2), (3)	1,549,557
	Total Biotechnology	11,020,544
	Capital Markets – 7.1%

231,960	Evercore Partners Inc.	8,888,707

395,962	Medley Capital Corporation	6,018,622

505,936	Pennantpark Investment Corporation	5,656,364

134,443	Stifel Financial Corporation, (2), (3)	4,954,225

203,881	Waddell & Reed Financial, Inc., Class A, (3)	8,094,076
	Total Capital Markets	33,611,994
	Chemicals – 1.3%

134,770	Kraton Performance Polymers Inc., (2)	3,537,713

58,418	Minerals Technologies Inc.	2,416,753
	Total Chemicals	5,954,466
	Commercial Banks – 3.9%

277,323	Associated Banc-Corp., (3)	3,957,399

313,594	Cardinal Financial Corporation	5,124,126

200,634	East West Bancorp Inc.	4,704,867

372,771	Umpqua Holdings Corporation, (3)	4,711,825
	Total Commercial Banks	18,498,217
	Commercial Services & Supplies – 0.9%

263,164	Interface, Inc.	4,415,892
	Communications Equipment – 1.4%

89,184	Finisar Corporation, (2), (3)	1,382,352

363,527	JDS Uniphase Corporation, (2)	5,274,777
	Total Communications Equipment	6,657,129
	Computers & Peripherals – 0.9%

351,062	QLogic Corporation, (2)	4,054,766
	Construction & Engineering – 2.6%

231,321	MasTec Inc., (2), (3)	6,546,384

245,675	MYR Group Inc., (2)	5,515,404
	Total Construction & Engineering	12,061,788

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Containers & Packaging – 1.4%

80,889	Rock-Tenn Company	$6,386,187
	Diversified Consumer Services – 0.5%

44,247	Coinstar Inc., (2), (3)	2,251,287
	Diversified Telecommunication Services – 1.6%

850,846	Cbeyond Inc., (2)	7,487,445
	Electrical Equipment – 3.1%

52,173	Acuity Brands Inc.	3,589,502

177,849	General Cable Corporation, (2)	5,979,283

64,941	Regal-Beloit Corporation	4,816,025
	Total Electrical Equipment	14,384,810
	Electronic Equipment & Instruments – 1.6%

530,015	Newport Corporation, (2)	7,642,816
	Energy Equipment & Services – 2.6%

94,620	Atwood Oceanics Inc., (2)	4,993,097

508,013	Key Energy Services Inc., (2)	4,130,146

521,921	Parker Drilling Company, (2)	2,933,196
	Total Energy Equipment & Services	12,056,439
	Food & Staples Retailing – 2.8%

158,401	Harris Teeter Supermarkets Incorporated	6,572,057

148,261	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	3,045,281

201,709	The Chef’s Warehouse Inc., (2), (3)	3,346,352
	Total Food & Staples Retailing	12,963,690
	Food Products – 1.5%

331,045	Boulder Brands Inc., (2), (3)	4,445,934

46,766	Treehouse Foods Inc., (2)	2,475,324
	Total Food Products	6,921,258
	Gas Utilities – 2.5%

312,551	Atmos Energy Corporation	11,676,905
	Health Care Equipment & Supplies – 4.8%

166,926	Align Technology, Inc., (2), (3)	5,234,799

104,376	Integra Lifesciences Holdings Corporation, (2), (3)	4,399,448

495,171	Merit Medical Systems, Inc., (2)	6,868,022

166,379	Thoratec Corporation, (2)	6,077,825
	Total Health Care Equipment & Supplies	22,580,094
	Health Care Providers & Services – 2.9%

313,820	HealthSouth Corporation, (2), (3)	7,487,745

57,853	IPC The Hospitalist Company, Inc., (2)	2,466,852

41,328	Medax Inc., (2)	3,536,024
	Total Health Care Providers & Services	13,490,621
	Hotels, Restaurants & Leisure – 3.8%

139,769	Bravo Brio Restaurant Group, (2)	2,082,558

163,311	Life Time Fitness Inc., (2), (3)	8,284,767

515,607	Ruby Tuesday, Inc., (2), (3)	3,882,521

210,656	Texas Roadhouse, Inc., (3)	3,705,439
	Total Hotels, Restaurants & Leisure	17,955,285

122	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 0.2%

49,345	Tri Pointe Homes, Incorporated, (2)	$940,022
	Insurance – 3.6%

148,887	First American Corporation	3,556,910

651,748	Maiden Holdings, Ltd	6,628,277

49,599	Platinum Underwriters Holdings Limited	2,416,959

220,192	Tower Group Inc.	4,249,706
	Total Insurance	16,851,852
	Internet Software & Services – 3.5%

350,867	Keynote Systems, Inc.	5,473,525

157,475	LogMeIn Inc., (2), (3)	3,574,683

413,378	Vocus, Inc., (2), (3)	7,250,650
	Total Internet Software & Services	16,298,858
	IT Services – 2.2%

278,850	Euronet Worldwide, Inc., (2)	6,823,460

214,405	Sykes Enterprises Inc., (2)	3,451,921
	Total IT Services	10,275,381
	Leisure Equipment & Products – 1.5%

195,242	Brunswick Corporation, (3)	7,059,951
	Machinery – 3.7%

193,707	Actuant Corporation	5,710,482

151,453	Altra Industrial Motion, Inc.	3,627,299

196,409	ESCO Technologies Inc., (3)	8,086,159
	Total Machinery	17,423,940
	Media – 0.7%

239,153	ReachLocal Inc., (2)	3,137,687
	Metals & Mining – 0.7%

108,333	Schnitzer Steel Industries, Inc., (3)	3,150,324
	Oil, Gas & Consumable Fuels – 3.2%

240,505	Comstock Resources Inc., (2)	3,508,968

233,025	Energy XXI Limited, (3)	7,298,343

435,840	Goodrich Petroleum Corporation, (2), (3)	4,332,250
	Total Oil, Gas & Consumable Fuels	15,139,561
	Paper & Forest Products – 1.1%

175,623	Buckeye Technologies Inc.	5,049,161
	Pharmaceuticals – 1.6%

109,041	Impax Laboratories Inc., (2)	2,198,267

105,303	Salix Pharmaceuticals Limited, (2)	5,044,014

40,311	Vivus, Inc., (2), (3)	488,166
	Total Pharmaceuticals	7,730,447
	Professional Services – 1.7%

390,231	CBIZ Inc., (2), (3)	2,364,800

326,008	TrueBlue Inc., (2), (3)	5,604,078
	Total Professional Services	7,968,878

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Real Estate Investment Trust – 4.6%

54,714	EastGroup Properties Inc., (3)	$3,066,173

149,099	Invesco Mortgage Capital Inc.	3,235,448

265,687	MFA Mortgage Investments, Inc.	2,388,526

174,230	National Retail Properties, Inc., (3)	5,578,845

66,667	PS Business Parks Inc.	4,757,357

158,236	Terreno Realty Corporation, (3)	2,642,541
	Total Real Estate Investment Trust	21,668,890
	Road & Rail – 1.2%

183,123	Con-Way, Inc., (3)	5,746,400
	Semiconductors & Equipment – 5.2%

1,296,250	Integrated Device Technology, Inc., (2), (3)	9,371,888

345,338	International Rectifier Corporation, (2), (3)	6,730,638

281,865	Semtech Corporation, (2), (3)	8,501,048
	Total Semiconductors & Equipment	24,603,574
	Software – 2.3%

144,781	Fortinet Inc., (2)	3,415,384

62,650	Guidewire Software Incorporated, (2)	2,074,968

1,141,895	Smith Micro Software, Inc., (2)	1,712,843

158,171	Synchronoss Technologies, Inc., (2), (3)	3,766,052
	Total Software	10,969,247
	Specialty Retail – 2.9%

100,659	Ann Inc., (2)	3,104,324

371,825	Ascena Retail Group Inc., (2)	6,302,434

7,424	Kirkland’s, Inc., (2)	85,896

136,364	Tile Shop Holdings Inc., (2), (3)	2,507,734

85,393	Zumiez, Inc., (2), (3)	1,801,792
	Total Specialty Retail	13,802,180
	Textiles, Apparel & Luxury Goods – 2.5%

93,988	Columbia Sportswear Company, (3)	4,801,847

194,340	G-III Apparel Group, Limited, (2)	6,974,863
	Total Textiles, Apparel & Luxury Goods	11,776,710
	Thrifts & Mortgage Finance – 1.2%

389,484	Everbank Financial Corporation	5,682,568
	Total Common Stocks (cost $384,588,104)	449,860,044

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 22.6%

	Money Market Fund – 22.6%

106,087,494	Mount Vernon Securities Lending Prime Portfolio, 0.229%, (4), (5)	$106,087,494
	Total Investments Purchased with Collateral from Securities Lending (cost $106,087,494)	106,087,494

124	Nuveen Investments

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.6%

	Money Market Funds – 3.6%

16,964,196	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$16,964,196
	Total Short-Term Investments (cost $16,964,196)	16,964,196
	Total Investments (cost $507,639,794) – 121.9%	572,911,734
	Other Assets Less Liabilities – (21.9)%	(102,824,094)
	Net Assets – 100%	$470,087,640

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$449,860,044	$—	$—	$449,860,044
Investments Purchased with Collateral from Securities Lending	106,087,494	—	—	106,087,494
Short-Term Investments:
Money Market Funds	16,964,196	—	—	16,964,196
Total	$572,911,734	$—	$—	$572,911,734

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

January 31, 2013

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments was $510,657,688.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$82,406,712
Depreciation	(20,152,666)
Net unrealized appreciation (depreciation) of investments	$62,254,046

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $102,363,495.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

126	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen International Fund

January 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 87.5%

	Australia – 2.7%

11,345	DUET Group	$26,027

185,341	Incitec Pivot	624,272

7,306	Macquarie Atlas Roads Group, (2)	13,104

19,641	Newcrest Mining	479,269

83,835	Spark Infrastructure Group	153,427

51,562	Sydney Airport	170,447

41,763	Transurban Group	265,657

12,184	Woodside Petroleum	450,662

15,874	WorleyParsons	417,641
	Total Australia	2,600,506
	Austria – 0.0%

542	Oesterreichische Post	23,678
	Belgium – 0.8%

8,456	Anheuser-Busch InBev	733,667

266	Elia System Operator	12,423
	Total Belgium	746,090
	Brazil – 0.7%

1,294	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	57,596

1,045	Companhia de Saneamento de Minas Gerais	25,430

562	Companhia Paranaense de Energia-Copel, ADR	9,082

5	Ecorodovias Infraestructura de Logistica SA	44

21,915	Itau Unibanco Holding, ADR	377,595

226	Santos Brasil Participacoes	3,632

8,882	Transmissora Alianca de Energia Eletrica SA	104,817

4,783	Wilson Sons, BDR	76,836
	Total Brazil	655,032
	Canada – 6.9%

4,502	Agrium	510,932

235	AltaGas	8,319

10,849	Bank of Nova Scotia	638,681

584	Brookfield Renewable Energy	17,654

35,526	Cameco	765,585

16,700	Canadian Natural Resources	504,315

5,131	Cenovus Energy	170,330

1,560	Emera	55,587

8,575	Enbridge	375,071

16,540	EnCana	319,722

1,718	Fortis	59,667

1,218	Gibson Energy	30,676

45,700	Kinross Gold	374,800

78,142	Lundin Mining, (2)	401,913

54,415	Manulife Financial	785,208

12,530	Suncor Energy	426,271

59,980	Talisman Energy	749,299

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Canada (continued)

3,926	TransCanada	$185,975

10,327	Yamana Gold	168,846
	Total Canada	6,548,851
	Chile – 0.1%

27,084	Aguas Andinas, Class A	19,891

29,115	Empresa Electrica Del Norte Grande	68,769

347	Empresa Nacional de Electrcidad, ADR	17,909
	Total Chile	106,569
	China – 1.7%

240,000	Agile Property Holdings	340,408

8,875	ENN Energy Holdings	42,513

499,000	Industrial & Commercial Bank of China, Class H	375,759

20,411	Jiangsu Expressway, Class H	21,055

49,000	Ping An Insurance	439,429

10,800	Tencent Holdings	377,946
	Total China	1,597,110
	Czech Republic – 0.0%

509	CEZ AS	16,484
	Denmark – 0.8%

3,328	Novo Nordisk, Class B	612,337

5,657	Novozymes, Class B	185,729
	Total Denmark	798,066
	France – 3.9%

1,473	Aeroports de Paris	121,522

47,549	AXA	880,621

18,701	Carrefour	532,725

7,930	Groupe Danone	549,562

6,493	Groupe Eurotunnel	55,233

335	Groupe Eurotunnel SA, (2)	2,850

3,697	L’oreal	549,161

5,361	Pernod Ricard SA	671,135

72	Rubis	5,216

6,787	Total SA	367,968
	Total France	3,735,993
	Germany – 8.5%

15,603	Adidas	1,450,156

34,626	Aixtron	472,500

3,886	Allianz	555,866

8,043	Bayer	793,718

10,980	Daimler	639,204

15,870	Deutsche Boerse	1,044,116

23,411	E.ON	407,036

2,951	Fraport Frankfurt Airport	178,906

4,295	Fresenius	522,813

7,310	Henkel KGAA	645,452

128	Nuveen Investments

Shares	Description (1)	Value
	Germany (continued)

7,452	Siemens	$817,960

16,071	Symrise	568,548
	Total Germany	8,096,275
	Hong Kong – 4.0%

135,000	AIA Group	537,013

3,748	Beijing Enterprises Holdings	26,991

243,476	Beijing Enterprises Water Group	60,905

142,000	Belle International Holdings	315,661

30,990	Cheung Kong Holdings	508,282

19,097	Cheung Kong Infrastructure Holdings	121,151

185,306	China Everbright International	102,027

508,000	China Longyuan Power, Class H	425,768

30,915	China Merchants Holdings International	109,622

29,081	China Resources Gas Group	64,496

138,000	China Resources Land	419,940

246,000	China Unicom	395,229

22,817	CLP Holdings	194,030

25,224	COSCO Pacific	40,916

48,265	Guangdong Investment	40,079

29,500	Hengan International Group	295,936

23,569	Hong Kong & China Gas	66,859

7,686	MTR Corp.	31,714

280	NWS Holdings	500

3,061	Power Assets Holdings	26,523

24,930	Sinopec Kantons Holdings	21,152
	Total Hong Kong	3,804,794
	India – 0.4%

1,181	GAIL India, GDR	46,118

8,049	HDFC Bank, ADR	323,731

10,351	Power Grid	21,445
	Total India	391,294
	Ireland – 0.9%

14,152	Covidien	882,236
	Israel – 0.6%

15,683	NICE Systems, ADR, (2)	578,546
	Italy – 1.5%

5,886	Atlantia	108,930

17,558	Eni	440,804

7,699	Hera	14,165

92,200	Prada	828,628
	Total Italy	1,392,527
	Japan – 12.3%

54,590	AMADA	341,467

14,330	Canon	527,316

203	CyberAgent	426,001

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Japan (continued)

94	INPEX	$544,808

3,094	Japan Airport Terminal	32,380

2,669	Kamigumi	21,773

30,300	KOMATSU	806,829

44,763	Mitsubishi	943,770

21,338	Mitsui Sumitomo Insurance Group	447,784

3,548	Nintendo	346,090

25,798	NKSJ Holdings	541,943

71,600	Rakuten	653,792

7,060	SMC	1,221,381

16,200	Softbank	577,527

8,425	Sugi Holdings	289,294

204,558	Sumitomo Mitsui Trust	756,089

38,290	Suzuki Motor	1,002,001

179,590	The Bank of Yokohama	858,230

24,988	THK Co. Ltd.	433,932

15,243	Tokyo Gas	71,844

18,900	Toyota Motor	902,165
	Total Japan	11,746,416
	Luxembourg – 0.7%

6,166	Millicom International Cellular	568,317

3,262	SES	99,854
	Total Luxembourg	668,171
	Malaysia – 0.2%

6,629	Petronas Gas	39,599

62,350	Sime Darby Berhad	186,629
	Total Malaysia	226,228
	Mexico – 0.2%

276	Grupo Aeroportuario del Sureste, ADR	32,957

6,678	Grupo Televisa, ADR	187,051
	Total Mexico	220,008
	Netherlands – 1.4%

1,819	Gemalto, (2)	161,971

11,900	Heineken	836,808

4,316	Koninklijke Vopak	294,711
	Total Netherlands	1,293,490
	New Zealand – 0.2%

42,801	Auckland International Airport	101,829

7,320	Port of Tauranga	85,141

1,335	Vector	3,137
	Total New Zealand	190,107
	Norway – 1.3%

2,633	Hafslund, Class B	23,713

79,150	Norsk Hydro	379,168

35,839	Telenor ASA	790,532
	Total Norway	1,193,413

130	Nuveen Investments

Shares	Description (1)	Value
	Philippines – 0.2%

74,731	International Container Terminal Services	$139,690

27,042	Manila Water	23,862

323,580	Metro Pacific Investments	41,357
	Total Philippines	204,909
	Singapore – 2.0%

90,904	CitySpring Infrastructure Trust	33,419

6,748	ComfortDelGro	10,523

642,249	Golden Agri-Resources	329,518

27,899	Hyflux	30,319

52,000	Oversea-Chinese Banking	410,908

26,950	Parkway Life, REIT	50,736

190,888	SembCorp Industries	845,204

11,445	Singapore Airport Terminal Services	28,204

85,216	Singapore Post	83,312

29,763	SMRT Corp. Ltd.	39,198
	Total Singapore	1,861,341
	South Africa – 0.7%

35,318	MTN Group	691,360
	South Korea – 0.9%

1,932	Hyundai Motor	363,717

710	Samsung Electronics, GDR, (3)	472,062
	Total South Korea	835,779
	Spain – 0.8%

4,092	Abertis Infraestructuras	70,118

2,016	Ferrovial	32,314

19,209	Grifols, (2)	653,350
	Total Spain	755,782
	Sweden – 1.3%

27,631	Elekta, Class B	411,128

73,587	Ericsson	856,490
	Total Sweden	1,267,618
	Switzerland – 10.9%

33,871	ABB Ltd.	726,512

10,710	Compagnie Financiere Richemont	880,878

26,978	Credit Suisse Group	797,438

164	Flughafen Zuerich	73,030

21,859	Foster Wheeler, (2)	570,738

6,902	Holcim	537,340

21,732	Nestle	1,525,932

19,595	Noble	793,598

14,502	Novartis	987,994

8,971	Roche Holding	1,985,341

32,239	UBS, (2)	559,015

52,156	Xstrata	977,325
	Total Switzerland	10,415,141

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Taiwan – 0.7%

34,650	Hiwin Technologies	$278,125

134,620	Hon Hai Precision Industry	384,804
	Total Taiwan	662,929
	United Kingdom – 15.1%

82,667	Aberdeen Asset Management	527,584

32,251	Anglo American	964,942

3,127	Aon	180,553

41,039	ARM Holdings	561,706

42,656	BG Group	757,703

18,225	BHP Billiton	623,475

11,649	BP, ADR	518,613

27,806	Centrica	154,439

53,945	Diageo	1,605,893

39,599	GlaxoSmithKline	907,828

15,451	HSBC Holdings, ADR	878,544

5,994	National Grid, ADR	329,190

392	Pennon Group	4,203

67,626	Prudential	1,027,496

9,140	Reckitt Benckiser	609,121

48,117	Rolls Royce Holdings	721,923

7,465	Serco Group	65,650

549	Severn Trent	14,123

1,945	SSE	43,773

46,957	Standard Chartered	1,249,292

40,166	Vedanta Resources	766,984

28,738	Vodafone Group, ADR	785,122

23,714	Willis Group Holdings	846,827

20,289	WPP	319,047
	Total United Kingdom	14,464,031
	United States – 5.1%

6,078	American Tower, Class A	462,840

5,865	American Water Works	224,512

8,574	CenterPoint Energy	175,253

3	Chesapeake Utilities	142

1,703	CMS Energy	43,767

2,868	Connecticut Water Service	85,008

7	Covanta Holding	138

1,515	Crown Castle International, (2)	106,838

266	CyrusOne, (2)	5,631

821	Dominion Resources	44,424

356	Duke Energy	24,471

1,087	DuPont Fabros Technology, REIT	25,697

2,065	Enterprise Products Partners	117,024

1,414	ITC Holdings	114,534

4,675	Kinder Morgan	175,126

132	Nuveen Investments

Shares	Description (1)					Value
	United States (continued)

457	Middlesex Water Company					$8,825

984	NextEra Energy					70,897

4,623	Northeast Utilities					188,295

228	Northwest Natural Gas					10,356

244	OGE Energy					14,325

94	Oiltanking Partners					3,782

129	Pepco Holdings					2,518

6,576	Philip Morris International					579,740

6,160	Piedmont Natural Gas					195,642

408	Pinnacle West Capital					21,779

2,975	SBA Communications, Class A, (2)					207,239

7,806	Schlumberger					609,258

258	Sempra Energy					19,363

4,380	Southern					193,727

1,683	Southwest Gas					74,961

9,184	Spectra Energy					255,132

3,674	Standard Parking, (2)					77,007

1,044	Tesoro Logistics					45,936

8	UIL Holdings					298

3,931	Unitil					105,272

3,190	Westar Energy					95,923

752	Western Gas Partners					39,533

10,189	Williams					357,124

967	Wisconsin Energy					38,129

3,198	Xcel Energy					88,840
	Total United States					4,909,306
	Total Common Stocks (cost $71,883,526)					83,580,080

Shares	Description (1) (7)					Value
	EXCHANGE-TRADED FUNDS – 4.2%

	United States – 4.2%

4,279	iShares MSCI EAFE Index Fund					$252,375

112,640	iShares MSCI Malaysia Index Fund					1,627,648

20,500	iShares S&P Global Energy Sector Index Fund					827,175

19,978	Market Vectors Agribusiness ETF					1,117,569

4,766	Market Vectors Gold Miners ETF					198,361
	Total Exchange-Traded Funds (cost $4,134,374)					4,023,128

Shares	Description (1)	Coupon		Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 7.1%

	Money Market Fund – 2.5%

2,412,695	State Street Institutional Liquid Reserves Fund	0.140%	(5)	N/A	N/A	$2,412,695

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	U.S. Government and Agency Obligations – 4.6%

$700	U.S. Treasury Bills, (6)	0.000%	2/07/13	AAA	$699,997

3,740	U.S. Treasury Bills, (6)	0.000%	2/21/13	AAA	3,739,944

$4,440	Total U.S. Government and Agency Obligations				4,439,941
	Total Short-Term Investments (cost $6,852,453)				6,852,636
	Total Investments (cost $82,870,353) – 98.8%				94,455,844
	Other Assets and Liabilities – 1.2%				1,101,762
	Net Assets – 100.0%				$95,557,606

Investments in Derivatives

Futures Contracts outstanding as of January 31, 2013:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	33	2/13	$3,166,520	$56,719
British Pound Currency	Short	(9)	3/13	(891,731)	16,978
DAX Index	Short	(2)	3/13	(529,267)	(12,770)
E-Mini MSCI Singapore Index	Long	5	2/13	297,661	1,507
FTSE 100 Index	Long	100	3/13	9,928,313	579,433
FTSE/JSE Top 40	Short	(93)	3/13	(3,759,529)	(162,296)
H-Shares Index	Short	(43)	2/13	(3,367,467)	(22,348)
Hang Seng Index	Short	(7)	2/13	(1,073,007)	(2,207)
ISE 30	Short	(222)	2/13	(1,241,748)	3,581
Kospi2 Index	Short	(17)	3/13	(2,016,255)	3,036
MSCI Taiwan Index	Long	19	2/13	535,610	11,390
NASDAQ® 100 E-Mini	Short	(36)	3/13	(1,962,000)	(73,474)
Nikkei 225 Index	Long	99	3/13	5,529,150	796,502
OMXS 30 Index	Long	258	2/13	4,739,715	163,536
S&P/TSX 60	Short	(5)	3/13	(728,394)	(22,016)
SGX S&P CNX Nifty	Short	(115)	2/13	(1,397,020)	7,360
SPI 200	Long	37	3/13	4,673,422	267,031
					$1,611,962
*	Total Notional Value of Long and Short positions were $28,870,391 and $(16,966,418), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

134	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$83,108,018	$472,062	$—	$83,580,080
Exchange-Traded Funds	4,023,128	—	—	4,023,128
Short-Term Investments:
Money Market Funds	2,412,695	—	—	2,412,695
U.S. Government & Agency Obligations	—	4,439,941	—	4,439,941
Derivatives:
Futures Contracts**	1,611,962	—	—	1,611,962
Total	$91,155,803	$4,912,003	$—	$96,067,806
*	Refer to the Fund’s Portfolio of Investments for country classifications, industry classifications and breakdown of Common Stocks classified as Level 2, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

January 31, 2013

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$1,890,095	Payable for variation margin on futures contracts*	$(295,111)
Foreign Currency Exchange Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	16,978	Payable for variation margin on futures contracts*	—
Total			$1,907,073		$(295,111)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments (excluding investments in derivatives) was $85,059,960

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$15,630,922
Depreciation	(6,235,038)
Net unrealized appreciation (depreciation) of investments	$9,395,884

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(7)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

136	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen International Select Fund

January 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 79.7%

	Argentina – 0.1%

33,554	YPF Sociedad Anonima	$569,076
	Australia – 2.3%

41,013	BHP Billiton	1,602,952

44,839	DUET Group	102,867

564,444	Incitec Pivot	1,901,178

28,822	Macquarie Atlas Roads Group, (2)	51,695

47,721	Newcrest Mining	1,164,461

331,150	Spark Infrastructure Group	606,040

203,784	Sydney Airport	673,642

165,031	Transurban Group	1,049,772

40,376	Woodside Petroleum	1,493,427

49,431	WorleyParsons	1,300,517
	Total Australia	9,946,551
	Austria – 0.0%

2,142	Oesterreichische Post	93,577
	Belgium – 0.3%

15,209	Anheuser-Busch InBev	1,319,577

1,049	Elia System Operator	48,990
	Total Belgium	1,368,567
	Brazil – 4.0%

286,443	Banco do Brasil	3,509,784

116,336	Cielo	3,290,252

30,800	Companhia de Bebidas das Americas, ADR	1,449,448

146,200	Companhia de Concessoes Rodoviarias	1,508,730

5,116	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	227,713

4,131	Companhia de Saneamento de Minas Gerais	100,529

2,220	Companhia Paranaense de Energia-Copel, ADR	35,875

20	Ecorodovias Infraestructura de Logistica SA	177

98,439	Itau Unibanco Holding, ADR	1,696,104

44,400	Natura Cosmeticos	1,197,318

895	Santos Brasil Participacoes	14,382

75,795	Souza Cruz	1,254,147

35,112	Transmissora Alianca de Energia Eletrica SA	414,358

117,000	Vale, ADR	2,359,890

18,908	Wilson Sons, BDR	303,747
	Total Brazil	17,362,454
	Canada – 4.9%

13,728	Agrium	1,557,991

928	AltaGas	32,853

25,621	Bank of Nova Scotia	1,508,308

2,312	Brookfield Renewable Energy	69,889

103,395	Cameco	2,228,162

50,870	Canadian Natural Resources	1,536,199

15,637	Cenovus Energy	519,091

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Canada (continued)

6,167	Emera	$219,747

33,898	Enbridge	1,482,699

50,367	EnCana	973,607

28,300	First Quantum Minerals	570,597

6,791	Fortis	235,853

4,818	Gibson Energy	121,344

139,190	Kinross Gold	1,141,542

237,970	Lundin Mining, (2)	1,223,968

131,567	Manulife Financial	1,898,512

52,200	Pacific Rubiales Energy	1,217,860

37,766	Suncor Energy	1,284,799

182,660	Talisman Energy	2,281,876

15,522	TransCanada	735,277

31,439	Yamana Gold	514,028
	Total Canada	21,354,202
	Chile – 0.1%

106,837	Aguas Andinas, Class A	78,465

115,094	Empresa Electrica Del Norte Grande	271,849

1,370	Empresa Nacional de Electrcidad, ADR	70,706
	Total Chile	421,020
	China – 3.2%

922,000	Agile Property Holdings	1,307,734

10,800	Baidu, ADR, (2)	1,169,640

4,380,350	China Construction Bank, Class H	3,778,598

35,076	ENN Energy Holdings	168,021

2,185,000	Industrial & Commercial Bank of China, Class H	1,645,357

80,658	Jiangsu Expressway, Class H	83,202

14,200	NetEase.com, ADR	659,164

243,000	Ping An Insurance	2,179,211

44,200	Tencent Holdings	1,546,778

172,600	Weichai Power, Class H	712,175

251,600	Wynn Macau, (2)	705,612
	Total China	13,955,492
	Czech Republic – 0.0%

2,010	CEZ	65,096
	Denmark – 0.4%

7,089	Novo Nordisk, Class B	1,304,344

15,104	Novozymes, Class B	495,889
	Total Denmark	1,800,233
	Egypt – 0.5%

164,725	Commercial International Bank	868,859

4,324	Eastern Tobacco	64,346

31,163	Orascom Construction Industries	1,201,329
	Total Egypt	2,134,534

138	Nuveen Investments

Shares	Description (1)	Value

	France – 2.4%

5,823	Aeroports de Paris	$480,394

114,144	AXA	2,113,979

56,944	Carrefour	1,622,134

24,160	Groupe Danone	1,674,329

26,977	Groupe Eurotunnel	229,482

11,269	L’oreal	1,673,924

12,987	Pernod Ricard SA	1,625,822

287	Rubis	20,790

20,683	Total SA	1,121,362
	Total France	10,562,216
	Germany – 5.1%

37,305	Adidas	3,467,158

86,782	Aixtron	1,184,210

11,834	Allianz	1,692,775

16,290	Bayer	1,607,567

33,430	Daimler	1,946,138

48,322	Deutsche Boerse	3,179,191

74,644	E.ON	1,297,800

11,666	Fraport Frankfurt Airport	707,256

10,109	Fresenius	1,230,528

22,266	Henkel KGAA	1,966,025

22,685	Siemens	2,489,994

48,950	Symrise	1,731,717
	Total Germany	22,500,359
	Hong Kong – 4.1%

319,800	AIA Group	1,272,124

14,800	Beijing Enterprises Holdings	106,581

962,337	Beijing Enterprises Water Group	240,727

624,000	Belle International Holdings	1,387,132

91,983	Cheung Kong Holdings	1,508,657

75,480	Cheung Kong Infrastructure Holdings	478,843

732,358	China Everbright International	403,225

2,203,000	China Longyuan Power, Class H	1,846,391

122,176	China Merchants Holdings International	433,226

35,511	China Mobile Limited	1,942,452

114,839	China Resources Gas Group	254,691

588,000	China Resources Land	1,789,308

1,068,000	China Unicom	1,715,873

90,188	CLP Holdings	766,936

477,000	CNOOC	985,319

99,694	COSCO Pacific	161,713

190,734	Guangdong Investment	158,383

142,000	Hengan International Group	1,424,504

93,138	Hong Kong & China Gas	264,208

1,270,000	Huabao International Holdings	691,054

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Hong Kong (continued)

30,374	MTR	$125,328

1,103	NWS Holdings	1,968

12,094	Power Assets Holdings	104,794

98,542	Sinopec Kantons Holdings	83,607
	Total Hong Kong	18,147,044
	Hungary – 0.3%

70,430	OTP Bank	1,514,582
	India – 1.5%

99,950	Bank of India	663,327

201,640	Bharat Heavy Electricals	863,576

4,667	GAIL India, GDR	182,246

35,544	HDFC Bank, ADR	1,429,580

116,297	Jindal Steel & Power	918,744

40,912	Power Grid	84,762

90,597	Punjab National Bank	1,553,554

40,891	Tata Consultancy Services	1,033,345
	Total India	6,729,134
	Indonesia – 1.4%

1,718,066	Bank of Mandiri	1,596,355

500,800	Semen Gresik Persero	809,755

209,700	Tambang Batubara Bukit Asam	333,712

57,100	Telekomunikasi Indonesia, ADR	2,264,015

539,019	United Tractors	1,092,981
	Total Indonesia	6,096,818
	Ireland – 0.6%

43,090	Covidien	2,686,231
	Israel – 0.3%

34,591	NICE Systems, ADR, (2)	1,276,062
	Italy – 0.8%

23,218	Atlantia	429,689

47,487	Eni	1,192,188

30,425	Hera	55,976

187,500	Prada	1,685,116
	Total Italy	3,362,969
	Japan – 7.5%

164,732	AMADA	1,030,419

32,800	Canon	1,206,977

589	CyberAgent	1,236,034

287	INPEX	1,663,404

12,225	Japan Airport Terminal	127,938

10,548	Kamigumi	86,050

64,100	KOMATSU	1,706,857

136,142	Mitsubishi	2,870,379

64,985	Mitsui Sumitomo Insurance Group	1,363,729

10,816	Nintendo	1,055,046

140	Nuveen Investments

Shares	Description (1)	Value

	Japan (continued)

78,502	NKSJ Holdings	$1,649,104

141,700	Rakuten	1,293,887

17,994	SMC	3,112,965

42,500	Softbank	1,515,118

25,583	Sugi Holdings	878,458

620,669	Sumitomo Mitsui Trust	2,294,123

116,380	Suzuki Motor	3,045,517

546,931	The Bank of Yokohama	2,613,690

76,062	THK	1,320,864

60,241	Tokyo Gas	283,929

49,600	Toyota Motor	2,367,587
	Total Japan	32,722,075
	Luxembourg – 0.5%

13,032	Millicom International Cellular	1,201,153

15,868	Oriflame Cosmetics, SDR	520,127

12,893	SES	394,673
	Total Luxembourg	2,115,953
	Malaysia – 0.3%

38,500	British American Tobacco	711,265

26,170	Petronas Gas Berhad, (2)	156,329

189,680	Sime Darby Berhad	567,758
	Total Malaysia	1,435,352
	Mexico – 1.2%

51,800	America Movil, Series L, ADR	1,303,288

1,092	Grupo Aeroportuario del Sureste, ADR	130,396

293,517	Grupo Mexico, Series B	1,091,921

61,027	Grupo Televisa, ADR	1,709,366

318,800	Kimberly-Clark de Mexico, Series A	898,385
	Total Mexico	5,133,356
	Netherlands – 0.9%

4,264	Gemalto	379,684

36,241	Heineken	2,548,468

17,061	Koninklijke Vopak	1,164,982
	Total Netherlands	4,093,134
	New Zealand – 0.2%

169,186	Auckland International Airport	402,516

28,877	Port of Tauranga	335,878

5,250	Vector	12,336
	Total New Zealand	750,730
	Norway – 0.7%

10,469	Hafslund, Class B	94,286

241,044	Norsk Hydro	1,154,720

89,855	Telenor ASA	1,982,011
	Total Norway	3,231,017

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Philippines – 0.7%

295,251	International Container Terminal Services	$551,895

106,523	Manila Water	93,995

1,278,837	Metro Pacific Investments	163,450

31,000	Philippine Long Distance Telephone, ADR	2,134,970
	Total Philippines	2,944,310
	Russia – 2.2%

120,128	Gazprom OAO, ADR	1,131,606

12,036	LUKOIL, ADR	812,430

22,471	Magnit, GDR, (3)	844,480

113,150	Mobile TeleSystems, ADR	2,224,529

989,296	Sberbank	3,586,198

237,958	TNK-BP Holding, (3)	526,470

17,224	Uralkali, GDR, Class S	656,923
	Total Russia	9,782,636
	Singapore – 1.1%

359,197	CitySpring Infrastructure Trust	132,052

26,650	ComfortDelGro	41,558

1,955,087	Golden Agri-Resources	1,003,095

110,134	Hyflux	119,687

140,000	Oversea-Chinese Banking	1,106,290

106,461	Parkway Life, REIT	200,423

401,027	SembCorp Industries	1,775,646

45,190	Singapore Airport Terminal Services	111,364

336,505	Singapore Post	328,987

117,649	SMRT	154,945
	Total Singapore	4,974,047
	South Africa – 3.2%

59,371	Bidvest Group	1,419,403

16,213	Imperial Holdings	353,262

107,560	MTN Group	2,105,518

226,741	Murray & Roberts Holdings	645,118

44,319	Nedbank Group	964,958

190,734	PPC	698,330

186,377	Sanlam	948,872

102,643	Shoprite Holdings	1,933,532

57,784	Standard Bank Group	753,688

27,842	Tiger Brands	916,659

107,395	Truworths International	1,218,871

81,989	Vodacom Group	1,143,636

109,657	Woolworths Holdings	779,679
	Total South Africa	13,881,526
	South Korea – 4.5%

6,964	Hyundai Glovis	1,298,246

6,588	Hyundai Mobis	1,724,251

8,488	Hyundai Motor	1,597,943

142	Nuveen Investments

Shares	Description (1)	Value

	South Korea (continued)

48,430	KB Financial Group	$1,730,080

192,432	Korea Life Insurance	1,311,243

21,004	KT&G	1,464,016

5,946	NHN	1,315,964

3,434	Samsung Electronics, GDR, (3)	2,283,184

2,233	Samsung Electronics, GDR	2,969,336

66,896	Shinhan Financial Group, ADR	2,515,684

31,767	Woongjin Coway, (2)	1,379,874
	Total South Korea	19,589,821
	Spain – 0.4%

16,180	Abertis Infraestructuras	277,251

7,974	Ferrovial	127,813

38,543	Grifols, (2)	1,310,951
	Total Spain	1,716,015
	Sweden – 0.8%

71,862	Elekta, Class B	1,069,252

224,103	Ericsson	2,608,370
	Total Sweden	3,677,622
	Switzerland – 6.4%

88,864	ABB	1,906,077

22,363	Compagnie Financiere Richemont	1,839,317

61,628	Credit Suisse Group	1,821,651

652	Flughafen Zuerich	290,339

66,583	Foster Wheeler, (2)	1,738,482

15,301	Holcim	1,191,227

61,088	Nestle	4,289,350

59,680	Noble	2,417,040

44,157	Novartis	3,008,334

23,634	Roche Holding	5,230,358

98,176	UBS, (2)	1,702,343

150,831	Xstrata	2,826,347
	Total Switzerland	28,260,865
	Taiwan – 1.7%

164,850	Hiwin Technologies	1,323,200

872,947	Hon Hai Precision Industry	2,495,275

1	HTC	6

70,150	MediaTek	767,394

791,961	Taiwan Semiconductor Manufacturing	2,722,438
	Total Taiwan	7,308,313
	Thailand – 0.7%

565,100	CP ALL, (3)	885,930

168,877	PTT Exploration and Production Public Company, (3)	940,094

80,200	Siam Cement	1,247,914
	Total Thailand	3,073,938

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2013

Shares	Description (1)	Value

	Turkey – 1.4%

249,580	Akbank T.A.S.	$1,262,976

248,746	Koc Holding	1,298,360

124,200	Turkcell Iletisim Hizmetleri, ADR, (2)	1,942,488

504,896	Turkiye Is Bankasi, Class C	1,865,998
	Total Turkey	6,369,822
	United Kingdom – 8.8%

196,549	Aberdeen Asset Management	1,254,382

89,663	Anglo American	2,682,694

9,522	Aon	549,800

93,221	ARM Holdings	1,275,927

115,579	BG Group	2,053,043

35,471	BP, ADR	1,579,169

109,899	Centrica	610,395

140,523	Diageo	4,183,240

120,595	GlaxoSmithKline	2,764,703

33,595	HSBC Holdings, ADR	1,910,212

35,303	MegaFon OAO, GDR, (2)	954,917

23,691	National Grid, ADR	1,301,110

1,548	Pennon Group	16,597

148,986	Prudential	2,263,665

20,901	Reckitt Benckiser Group	1,392,914

120,545	Rolls-Royce Group	1,808,596

29,500	Serco Group	259,433

2,172	Severn Trent	55,874

7,688	SSE	173,020

125,934	Standard Chartered	3,350,477

108,817	Vedanta Resources	2,077,899

87,523	Vodafone Group, ADR	2,391,128

72,230	Willis Group Holdings	2,579,333

61,787	WPP	971,608
	Total United Kingdom	38,460,136
	United States – 4.2%

24,025	American Tower, Class A	1,829,504

23,183	American Water Works	887,445

33,883	CenterPoint Energy	692,569

11	Chesapeake Utilities	522

6,730	CMS Energy	172,961

11,338	Connecticut Water Service	336,058

28	Covanta Holding	552

5,991	Crown Castle International, (2)	422,485

1,052	CyrusOne, (2)	22,271

3,244	Dominion Resources	175,533

1,409	Duke Energy	96,855

4,298	DuPont Fabros Technology, REIT	101,605

8,165	Enterprise Prods Partners L P Com	462,711

144	Nuveen Investments

Shares	Description (1)	Value

	United States (continued)

5,594	ITC Holdings	$453,114

18,477	Kinder Morgan	692,148

1,804	Middlesex Water Company	34,835

3,890	NextEra Energy	280,274

18,275	Northeast Utilities	744,341

898	Northwest Natural Gas	40,787

967	OGE Energy	56,773

374	Oiltanking Partners	15,046

513	Pepco Holdings	10,014

20,029	Philip Morris International	1,765,757

24,352	Piedmont Natural Gas	773,420

1,619	Pinnacle West Capital	86,422

11,764	SBA Communications, Class A, (2)	819,480

23,780	Schlumberger	1,856,029

1,021	Sempra Energy	76,626

17,312	Southern	765,710

6,645	Southwest Gas	295,968

36,290	Spectra Energy	1,008,136

14,524	Standard Parking, (2)	304,423

4,127	Tesoro Logistics	181,588

32	UIL Holdings	1,191

15,527	Unitil	415,813

12,609	Westar Energy	379,153

2,974	Western Gas Partners	156,343

40,279	Williams	1,411,779

3,825	Wisconsin Energy	150,820

12,638	Xcel Energy	351,084
	Total United States	18,328,145
	Total Common Stocks (cost $298,262,165)	349,795,030

Shares	Description (1) (7)	Value
	EXCHANGE-TRADED FUNDS – 6.5%

	United States – 6.5%

1,020,000	iShares MSCI Malaysia Index Fund	$14,739,000

190,000	iShares S&P Global Energy Sector Index Fund	7,666,500

75,000	Market Vectors Agribusiness ETF	4,195,500

45,000	Market Vectors Gold Miners ETF	1,872,900
	Total Exchange-Traded Funds (cost $29,042,584)	28,473,900

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2013

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 11.9%

	Money Market Fund – 8.8%

38,481,838	State Street Institutional Liquid Reserves Fund	0.140%	(5)	N/A	N/A	$38,481,838
	U.S. Government and Agency Obligations – 3.1%

$2,500	U.S. Treasury Bills (6)	0.000%		2/07/13	AAA	2,499,990

11,250	U.S. Treasury Bills (6)	0.000%		2/21/13	AAA	11,249,831

$13,750	Total U.S. Government and Agency Obligations					13,749,821
	Total Short-Term Investments (cost $52,231,106)					52,231,659
	Total Investments (cost $379,535,855) – 98.1%					430,500,589
	Other Assets and Liabilities – 1.9%					8,335,075
	Net Assets – 100.0%					$438,835,664

Investments in Derivatives

Futures Contracts outstanding as of January 31, 2013:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	55	2/13	$5,277,533	$94,533
British Pound Currency	Short	(9)	3/13	(891,731)	16,978
DAX Index	Short	(35)	3/13	(9,262,176)	(223,471)
Dollar Index	Long	240	3/13	19,014,242	(162,986)
Euro FX Currency	Short	(24)	3/13	(4,073,400)	(145,450)
FTSE 100 Index	Long	411	3/13	40,805,367	2,381,476
FTSE/JSE Top 40	Short	(481)	3/13	(19,444,446)	(839,402)
H-Shares Index	Long	45	2/13	3,524,093	23,081
Hang Seng Index	Short	(31)	2/13	(4,751,889)	(9,773)
ISE 30	Short	(985)	2/13	(5,509,559)	15,878
MSCI Taiwan Index	Long	321	2/13	9,048,990	192,440
NASDAQ® 100 E-Mini	Short	(181)	3/13	(9,864,500)	(369,411)
Nikkei 225 Index	Long	449	3/13	25,076,650	3,537,529
OMXS 30 Index	Long	735	2/13	13,502,678	465,889
Russell 2000® Mini Index	Short	(65)	3/13	(5,850,650)	(521,853)
S&P/TSX 60	Long	117	3/13	17,044,415	514,066
SET50 Index	Short	(100)	3/13	(3,308,853)	(172,987)
SGX S&P CNX Nifty	Short	(435)	2/13	(5,284,380)	27,840
SPI 200	Long	149	3/13	18,819,998	1,075,346
STOXX® 600	Long	295	3/13	5,052,919	(43,618)
					$5,856,105
*	Total Notional Value of Long and Short positions were $157,166,885 and $(68,241,584), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

146	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$344,314,872	$5,480,158	$—	$349,795,030
Exchange-Traded Funds	28,473,900	—	—	28,473,900
Short-Term Investments:
Money Market Funds	38,481,838	—	—	38,481,838
U.S. Government & Agency Obligations	—	13,749,821	—	13,749,821
Derivatives:
Futures Contracts**	5,856,105	—	—	5,856,105
Total	$417,126,715	$19,229,979	$—	$436,356,694
*	Refer to the Fund’s Portfolio of Investments for country classifications, industry classifications and breakdown of Common Stocks classified as Level 2, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

January 31, 2013

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$8,328,078	Payable for variation margin on futures contracts*	$(2,343,501)
Foreign Currency Exchange Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	16,978	Payable for variation margin on futures contracts*	(145,450)
Total			$8,345,056		$(2,488,951)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2013, the cost of investments (excluding investments in derivatives) was $387,603,768

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$64,780,113
Depreciation	(21,883,292)
Net unrealized appreciation (depreciation) of investments	$42,896,821

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(7)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

148	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund

January 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 99.0%

	Aerospace & Defense – 1.5%

6,824	General Dynamics Corporation	$452,431

3,591	L-3 Communications Holdings, Inc.	272,629

282	Northrop Grumman Corporation, (2)	18,341

3,241	United Technologies Corporation	283,814
	Total Aerospace & Defense	1,027,215
	Airlines – 0.1%

9,076	Southwest Airlines Co.	101,742
	Auto Components – 0.2%

4,923	Johnson Controls, Inc.	153,056
	Automobiles – 1.2%

52,117	Ford Motor Company	674,915

6,866	General Motors Company, (3)	192,866
	Total Automobiles	867,781
	Beverages – 1.7%

18,265	Coca-Cola Company	680,189

6,636	PepsiCo, Inc.	483,433
	Total Beverages	1,163,622
	Biotechnology – 1.1%

7,356	Amgen Inc.	628,644

2,702	Gilead Sciences, Inc., (3)	106,594
	Total Biotechnology	735,238
	Capital Markets – 3.5%

10,338	Goldman Sachs Group, Inc.	1,528,577

39,140	Morgan Stanley	894,349
	Total Capital Markets	2,422,926
	Commercial Banks – 2.2%

4,885	PNC Financial Services Group, Inc.	301,893

35,077	Wells Fargo & Company	1,221,732
	Total Commercial Banks	1,523,625
	Commercial Services & Supplies – 0.2%

2,277	ADT Corporation	108,157
	Communications Equipment – 2.9%

50,261	Cisco Systems, Inc.	1,033,869

7,114	Echostar Holding Corporation, Class A, (3)	258,807

10,502	QUALCOMM, Inc.	693,447
	Total Communications Equipment	1,986,123
	Computers & Peripherals – 4.7%

5,944	Apple, Inc.	2,706,363

1,478	EMC Corporation, (3)	36,374

16,712	Hewlett-Packard Company	275,915

856	Seagate Technology, (2)	29,087

3,998	Western Digital Corporation	187,906
	Total Computers & Peripherals	3,235,645

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Consumer Finance – 1.0%

4,597	American Express Company	$270,350

7,831	Capital One Financial Corporation	441,042

318	Discover Financial Services	12,208
	Total Consumer Finance	723,600
	Diversified Financial Services – 6.8%

97,528	Bank of America Corporation	1,104,017

35,652	Citigroup Inc.	1,503,088

44,359	JPMorgan Chase & Co.	2,087,091
	Total Diversified Financial Services	4,694,196
	Diversified Telecommunication Services – 3.1%

52,852	AT&T Inc.	1,838,721

7,714	Verizon Communications Inc.	336,407
	Total Diversified Telecommunication Services	2,175,128
	Electric Utilities – 4.0%

13,605	American Electric Power Company, Inc.	616,170

5,179	Duke Energy Corporation	356,004

15,640	Edison International	753,692

3,114	Entergy Corporation	201,164

4,033	FirstEnergy Corp.	163,296

5,853	NextEra Energy Inc.	421,709

7,944	PPL Corporation, (2)	240,624
	Total Electric Utilities	2,752,659
	Electronic Equipment & Instruments – 0.9%

1,976	Arrow Electronics, Inc., (3)	75,918

28,933	Corning Incorporated	347,196

11,993	Ingram Micro, Inc., Class A, (3)	218,033
	Total Electronic Equipment & Instruments	641,147
	Energy Equipment & Services – 0.8%

2,162	Ensco PLC	137,438

248	National-Oilwell Varco Inc.	18,387

4,974	Schlumberger Limited	388,221
	Total Energy Equipment & Services	544,046
	Food & Staples Retailing – 4.3%

23,518	CVS Caremark Corporation	1,204,122

5,759	Walgreen Co.	230,130

22,687	Wal-Mart Stores, Inc.	1,586,956
	Total Food & Staples Retailing	3,021,208
	Food Products – 1.9%

13,826	Archer-Daniels-Midland Company	394,456

4,886	Bunge Limited	389,219

3,142	Kraft Foods Inc.	145,223

13,885	Mondelez International Inc.	385,864
	Total Food Products	1,314,762

150	Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 1.3%

8,334	Abbott Laboratories	$282,356

872	Covidien PLC	54,360

12,515	Medtronic, Inc.	583,199
	Total Health Care Equipment & Supplies	919,915
	Health Care Providers & Services – 2.6%

2,734	Aetna Inc.	131,861

852	CIGNA Corporation	49,706

10,954	Community Health Systems, Inc.	419,867

688	Express Scripts, Holding Company, (3)	36,753

357	Humana Inc.	26,546

10,654	UnitedHealth Group Incorporated	588,207

8,787	Wellpoint Inc.	569,573
	Total Health Care Providers & Services	1,822,513
	Hotels, Restaurants & Leisure – 1.2%

10,483	Carnival Corporation, ADR	405,902

4,628	McDonald’s Corporation	441,002
	Total Hotels, Restaurants & Leisure	846,904
	Household Products – 1.7%

15,917	Procter & Gamble Company	1,196,322
	Independent Power Producers & Energy Traders – 0.8%

49,009	AES Corporation	531,258

1,210	NRG Energy Inc.	29,040
	Total Independent Power Producers & Energy Traders	560,298
	Industrial Conglomerates – 3.1%

102	3M Co.	10,256

6,063	Danaher Corporation	363,356

80,223	General Electric Company	1,787,368
	Total Industrial Conglomerates	2,160,980
	Insurance – 8.8%

7,684	Ace Limited	655,676

19,393	American International Group, (3)	733,637

1,703	Assurant Inc.	65,123

14,513	Berkshire Hathaway Inc., Class B, (3)	1,406,745

10,229	CNA Financial Corporation	318,633

8,399	Genworth Financial Inc., Class A, (3)	77,019

3,266	Lincoln National Corporation, (2)	94,649

23,237	Loews Corporation	1,007,789

19,205	MetLife, Inc.	717,115

6,399	Prudential Financial, Inc.	370,374

2,265	Reinsurance Group of America Inc.	129,988

6,886	Travelers Companies, Inc.	540,276
	Total Insurance	6,117,024
	Internet & Catalog Retail – 0.2%

449	Amazon.com, Inc., (2), (3)	119,209

Nuveen Investments	151

Portfolio of Investments (Unaudited)
Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2013

Shares	Description (1)	Value
	Internet Software & Services – 2.5%

5,338	eBay Inc., (3)	$298,554

1,789	Google Inc., Class A, (3)	1,351,929

3,548	Yahoo! Inc., (3)	69,647
	Total Internet Software & Services	1,720,130
	IT Services – 2.8%

209	Fidelity National Information Services	7,756

2,016	Fiserv, Inc., (2), (3)	161,905

8,663	International Business Machines Corporation (IBM)	1,759,195
	Total IT Services	1,928,856
	Life Sciences Tools & Services – 0.6%

6,244	Thermo Fisher Scientific, Inc.	450,442
	Machinery – 0.2%

3,700	CNH Global N.V.	176,638
	Media – 4.1%

1,088	Charter Communications, Inc., Class A, (2), (3)	84,831

20,839	Comcast Corporation, Class A	793,549

7,369	DirecTV, (2), (3)	376,851

15,584	News Corporation, Class A	432,300

8,262	Time Warner Inc.	417,396

2,514	Viacom Inc., Class B	151,720

10,567	Walt Disney Company, (2)	569,350
	Total Media	2,825,997
	Multiline Retail – 0.4%

4,364	Target Corporation	263,629
	Multi-Utilities – 0.5%

2,446	DTE Energy Company	154,856

5,430	Public Service Enterprise Group Incorporated, (2)	169,307
	Total Multi-Utilities	324,163
	Office Electronics – 0.9%

81,551	Xerox Corporation	653,223
	Oil, Gas & Consumable Fuels – 10.9%

4,163	Apache Corporation	348,693

18,181	Chevron Corporation	2,093,542

12,542	ConocoPhillips	727,436

32,214	Exxon Mobil Corporation	2,898,294

714	Hess Corporation	47,952

3,906	Marathon Oil Corporation	131,281

3,409	Marathon Petroleum Corporation	252,982

4,974	Occidental Petroleum Corporation	439,055

8,740	Phillips 66	529,382

1,796	Valero Energy Corporation	78,539
	Total Oil, Gas & Consumable Fuels	7,547,156
	Pharmaceuticals – 5.7%

8,334	AbbVie Inc.	305,774

14,641	Johnson & Johnson, (2)	1,082,263

152	Nuveen Investments

Shares	Description (1)					Value
	Pharmaceuticals (continued)

18,876	Merck & Company Inc.					$816,387

63,882	Pfizer Inc.					1,742,701
	Total Pharmaceuticals					3,947,125
	Road & Rail – 0.1%

460	Union Pacific Corporation					60,472
	Semiconductors & Equipment – 0.7%

23,722	Intel Corporation					499,111
	Software – 3.9%

56,359	Microsoft Corporation					1,548,182

33,343	Oracle Corporation					1,184,010
	Total Software					2,732,192
	Specialty Retail – 1.2%

8,006	Home Depot, Inc.					535,761

5,174	Signet Jewelers Limited					323,789
	Total Specialty Retail					859,550
	Tobacco – 2.3%

901	Altria Group, Inc.					30,346

17,791	Philip Morris International					1,568,454
	Total Tobacco					1,598,800
	Wireless Telecommunication Services – 0.4%

6,823	United States Cellular Corporation, (3)					259,547
	Total Common Stocks (cost $56,891,552)					68,782,072

Shares	Description (1)					Value
	WARRANTS – 0.0%

2,465	Kinder Morgan Inc., Uncovered Equity Options Warrant					$10,994
	Total Warrants (cost $4,696)					10,994

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.3%

	Money Market Funds – 3.3%

2,289,255	Mount Vernon Securities Lending Prime Portfolio, 0.229% (4), (5)					$2,289,255
	Total Investments Purchased with Collateral from Securities Lending (cost $2,289,255)					2,289,255

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.2%

126,792	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$126,792
	U.S. Government and Agency Obligations – 0.7%

$500	U.S. Treasury Bills, (7)	0.000%		2/21/13	Aaa	499,993
	Total Short-Term Investments (cost $626,757)					626,785
	Total Investments (cost $59,812,260) – 103.2%					71,709,106
	Other Assets Less Liabilities – (3.2)%					(2,212,352)
	Net Assets – 100%					$69,496,754

Nuveen Investments	153

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

January 31, 2013

Investments in Derivatives as of January 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	1	3/13	$373,325	$(979)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$68,782,072	$—	$—	$68,782,072
Warrants	10,994	—	—	10,994
Investments Purchased with Collateral from Securities Lending	2,289,255	—	—	2,289,255
Short-Term Investments:
Money Market Funds	126,792	—	—	126,792
U.S. Government and Agency Obligations	—	499,993		499,993
Derivatives:
Futures Contracts*	(979)	—	—	(979)
Total	$71,208,134	$499,993	$—	$71,708,127
*	Represents not unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

154	Nuveen Investments

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	$—	Payable for variation margin on futures contracts	$(979)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments (excluding investments in derivatives) was $60,083,840.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$12,128,003
Depreciation	(502,737)
Net unrealized appreciation (depreciation) of investments	$11,625,266

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan at the end of the reporting period was $2,222,580.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not Applicable.

ADR	American Depositary Receipt.

Nuveen Investments	155

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund

January 31, 2013

Shares		Description (1)				Value
		COMMON STOCKS – 0.5%

		Electric Utilities – 0.2%

1,000		EDP-Energias de Portugal, S.A., ADR				$32,170

35,000		Enel SpA				152,643

3,000		Fortum Oyj				56,253

7,000		Iberdrola SA				151,480

5,000		Scottish & Southern Energy				113,650
		Total Electric Utilities				506,196
		Gas Utilities – 0.0%

5,000		Snam Rete Gas				51,100
		Multi-Utilities – 0.3%

7,000		Centrica PLC				156,198

10,000		E.ON A.G., Sponsored ADR				174,000

7,000		GDF Suez				143,500

4,000		National Grid PLC, Sponsored ADR				219,680

3,000		RWE AG, Sponsored ADR				112,410
		Total Multi-Utilities				805,788
		Total Common Stocks (cost $1,356,319)				1,363,084

Shares		Description (1), (8)				Value
		EXCHANGE-TRADED FUNDS – 18.8%

377,000		iShares FTSE NAREIT Mortgage Plus Capped Index Fund				$5,658,770

132,000		iShares MSCI Malaysia Index Fund				1,907,400

22,000		iShares S&P Global Infrastructure Index Fund				804,100

79,000		iShares S&P GSCI Commodity-Indexed Trust, (2)				2,708,910

64,000		iShares S&P Short Term National AMT-Free Municipal Bond Fund				6,817,927

392,000		Market Vectors Emerging Markets Local Currency Bond ETF				10,791,760

61,000		Market Vectors Gold Miners ETF				2,538,820

84,000		Market Vectors High-Yield Municipal Index ETF				2,800,560

50,000		Market Vectors Russia ETF				1,541,000

4,000		PowerShares DB Gold Fund, (2)				227,880

110,000		PowerShares Financial Preferred Portfolio Fund				2,026,200

107,000		PowerShares Senior Loan Portfolio Fund				2,689,980

27,500		SPDR® S&P Emerging Markets Dividend ETF				1,289,750

184,000		Utilities Select Sector SPDR® Fund				6,730,720
		Total Exchange-Traded Funds (cost $46,459,306)				48,533,777

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (4)	Value
		SOVEREIGN DEBT – 3.8%

		Mexico – 3.8%

750		United Mexican States	5.875%	1/15/14	Baa1	$783,000

24,000	MXN	Mexican Bonos	6.500%	6/09/22	A–	2,090,712

740	MXN	Mexican Bonos	7.750%	11/13/42	A–	7,074,646
		Total Sovereign Debt (cost $9,225,332)				9,948,358

156	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.9%

$10,000	U.S. Treasury Bonds	4.500%		8/15/39	Aaa	$12,725,000
$10,000	Total U.S. Government and Agency Obligations (cost $12,242,233)					12,725,000

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 72.3%

	Money Market Funds – 14.5%

37,587,385	First American Treasury Obligations Fund, Class Z	0.000%	(9)	N/A	N/A	37,587,385
	U.S. Government and Agency Obligations – 57.8%

$1,000	U.S. Treasury Bills, (5)	0.000%		2/07/13	Aaa	$999,996

6,600	U.S. Treasury Bills, (5)	0.000%		2/21/13	Aaa	6,599,901

30,000	U.S. Treasury Bills	0.000%		4/11/13	Aaa	29,996,850

16,000	U.S. Treasury Bills	0.000%		4/25/13	Aaa	15,997,696

16,000	U.S. Treasury Bills	0.000%		5/09/13	Aaa	15,996,768

16,000	U.S. Treasury Bills	0.000%		5/23/13	Aaa	15,996,048

16,000	U.S. Treasury Bills	0.000%		6/06/13	Aaa	15,995,552

16,000	U.S. Treasury Bills	0.000%		6/20/13	Aaa	15,994,912

16,000	U.S. Treasury Bills	0.000%		6/27/13	Aaa	15,994,480

16,000	U.S. Treasury Bills	0.000%		7/18/13	Aaa	15,992,575

$149,600	Total U.S. Government and Agency Obligations					149,564,778
	Total Short-Term Investments (cost $187,132,488)					187,152,164
	Total Investments (cost $256,415,678) – 100.3%					259,722,383
	Other Assets Less Liabilities – (0.3)% (6)					(775,848)
	Net Assets – 100%					$258,946,535

Investments in Derivatives as of January 31, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (7)	Expiration Date	Strike Price	Value (6)
(3,400)	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	$(5,117,000)	2/16/13	$15.05	$(62,349)
(1,450)	Utilities Select Sector SPDR® Fund	(5,286,700)	2/16/13	36.46	(46,024)
(4,850)	Total Call Options Written (premiums received $32,238)	$(10,403,700)			$(108,373)

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency	Short	(35)	3/13	$(3,640,000)	$31,354
Amsterdam Index	Long	48	2/13	4,605,847	82,501
Australian 3-Year Bond	Long	282	3/13	28,580,525	(89,975)
Australian 10-Year Bond	Long	324	3/13	32,629,411	(387,990)
DAX Index	Short	(18)	3/13	(4,763,405)	(114,928)
Dollar Index	Long	207	3/13	16,399,784	(142,221)
E-Mini MSCI Emerging Markets Index	Long	81	3/13	4,340,790	115,249
Euro Currency	Short	(8)	3/13	(1,357,800)	(20,233)
FTSE 100 Index	Long	12	3/13	1,191,397	69,532
Korea 3-Year Bond	Long	325	3/13	31,690,429	28,884
Russell 2000 Mini Index	Short	(366)	3/13	(32,943,660)	(2,197,706)

Nuveen Investments	157

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund (continued)

January 31, 2013

Investments in Derivatives at January 31, 2013 (continued) Futures Contracts outstanding (continued):
Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Value	Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	Long	457	3/13	$34,121,905	$1,348,077
SET50 Index	Short	(153)	3/13	(5,062,545)	(264,669)
STOXX® 600 Telecommunications	Long	100	3/13	1,600,836	5,431
STOXX® 600 Utilities Index	Long	50	3/13	856,427	(10,639)
U.S. Treasury 5-Year Note	Short	(181)	3/13	(22,395,922)	155,099
U.S. Treasury 10-Year Note	Short	(99)	3/13	(12,996,843)	219,401
				$72,857,176	$(1,172,833)
*	Total Notional Value of Long and Short positions were $156,017,351 and $(83,160,175), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,363,084	$—	$—	$1,363,084
Exchange-Traded Funds	48,533,777	—	—	48,533,777
Sovereign Debt	—	9,948,358	—	9,948,358
U.S. Government & Agency Obligations	—	12,725,000	—	12,725,000
Short-Term Investments:
Money Market Funds	37,587,385	—	—	37,587,385
U.S. Government and Agency Obligations	—	149,564,778	—	149,564,778
Derivatives:
Call Options Written	—	(108,373)	—	(108,373)
Futures Contracts*	(1,172,833)	—	—	(1,172,833)
Total	$86,311,413	$172,129,763	$—	$258,441,176
*	Represents net unrealized appreciation (depreciation).

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

158	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(108,373)
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	1,620,790	Payable for variation margin on futures contracts	(2,587,942)
Foreign Currency Exchange Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	31,354	Payable for variation margin on futures contracts	(162,454)
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	403,384	Payable for variation margin on futures contracts	(477,965)
Total			$2,055,528		$(3,336,734)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments (excluding investments in derivatives) was $256,553,755.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$3,404,415
Depreciation	(235,787)
Net unrealized appreciation (depreciation) of investments	$3,168,628

Nuveen Investments	159

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund (continued)

January 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	The rate shown is the annualized seven-day effective yield at the end of the reporting period.

N/A	Not Applicable.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MXN	Mexican Peso

SPDR	Standard & Poor’s Depositary Receipts

160	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2013